UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for 21 of its series, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund, Wells Fargo Advantage Dow Jones Target 2055 Fund, and Wells Fargo Advantage Dow Jones Target Today Fund. Each series had a February 28 fiscal year end except Wells Fargo Advantage Adjustable Rate Government Fund, Wells Fargo Advantage Conservative Income Fund, Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Advantage High Yield Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, and Wells Fargo Advantage Ultra Short-Term Income Fund, which has an August 31 fiscal year end.

Date of reporting period: May 31, 2014

ITEM 1. INVESTMENTS

====================

Wells Fargo Advantage Dow Jones Target 2010 Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name		Value
Investment Companies : 99.98%

Affiliated Master Portfolios : 99.98%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$546,257,764
Wells Fargo Advantage Diversified Stock Portfolio		133,278,618
Wells Fargo Advantage Short-Term Investment Portfolio		28,021,156
Total Investment Companies (Cost $626,461,552)		707,557,538

Total investments in securities (Cost $626,461,552)*	99.98%	707,557,538
Other assets and liabilities, net	0.02	176,758

Total net assets	100.00%	$707,734,296

*	Cost for federal income tax purposes is $634,359,942 and unrealized gains (losses) consists of:

Gross unrealized gains	$73,197,596
Gross unrealized losses	0

Net unrealized gains	$73,197,596

1

Wells Fargo Advantage Dow Jones Target 2010 Fund (the “Fund”)

Notes to Portfolio of investments — May 31, 2014 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the three months ended May 31, 2014 are included elsewhere in this report. As of May 31, 2014, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage Diversified Fixed Income Portfolio	9%
Wells Fargo Advantage Diversified Stock Portfolio	1
Wells Fargo Advantage Short Term Investment Portfolio	4

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Dow Jones Target 2015 Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name		Value
Investment Companies : 100.04%

Affiliated Master Portfolios : 100.04%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$661,953,698
Wells Fargo Advantage Diversified Stock Portfolio		268,129,392
Wells Fargo Advantage Short-Term Investment Portfolio		38,306,707
Total Investment Companies (Cost $865,604,001)		968,389,797

Total investments in securities (Cost $865,604,001)*	100.04%	968,389,797
Other assets and liabilities, net	(0.04)	(391,217)

Total net assets	100.00%	$967,998,580

*	Cost for federal income tax purposes is $867,156,216 and unrealized gains (losses) consists of:

Gross unrealized gains	$101,233,581
Gross unrealized losses	0

Net unrealized gains	$101,233,581

1

Wells Fargo Advantage Dow Jones Target 2015 Fund (the “Fund”)

Notes to Portfolio of investments — May 31, 2014 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the three months ended May 31, 2014 are included elsewhere in this report. As of May 31, 2014, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage Diversified Fixed Income Portfolio	11%
Wells Fargo Advantage Diversified Stock Portfolio	3
Wells Fargo Advantage Short-Term Investment Portfolio	5

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Dow Jones Target 2020 Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name		Value
Investment Companies : 99.95%

Affiliated Master Portfolios : 99.95%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$1,632,380,029
Wells Fargo Advantage Diversified Stock Portfolio		1,181,435,145
Wells Fargo Advantage Short-Term Investment Portfolio		115,692,359
Total Investment Companies (Cost $2,538,442,127)		2,929,507,533

Total investments in securities (Cost $2,538,442,127)*	99.95%	2,929,507,533
Other assets and liabilities, net	0.05	1,402,044

Total net assets	100.00%	$2,930,909,577

*	Cost for federal income tax purposes is $2,558,023,472 and unrealized gains (losses) consists of:

Gross unrealized gains	$371,484,061
Gross unrealized losses	0

Net unrealized gains	$371,484,061

1

Wells Fargo Advantage Dow Jones Target 2020 Fund (the “Fund”)

Notes to Portfolio of investments — May 31, 2014 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the three months ended May 31, 2014 are included elsewhere in this report. As of May 31, 2014, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage Diversified Fixed Income Portfolio	27%
Wells Fargo Advantage Diversified Stock Portfolio	12
Wells Fargo Advantage Short-Term Investment Portfolio	16

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Dow Jones Target 2025 Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name		Value
Investment Companies : 100.03%

Affiliated Master Portfolios : 100.03%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$1,027,743,287
Wells Fargo Advantage Diversified Stock Portfolio		1,276,231,225
Wells Fargo Advantage Short-Term Investment Portfolio		94,564,369
Total Investment Companies (Cost $2,000,115,052)		2,398,538,881

Total investments in securities (Cost $2,000,115,052)*	100.03%	2,398,538,881
Other assets and liabilities, net	(0.03)	(737,569)

Total net assets	100.00%	$2,397,801,312

*	Cost for federal income tax purposes is $2,005,842,606 and unrealized gains (losses) consists of:

Gross unrealized gains	$392,696,275
Gross unrealized losses	0

Net unrealized gains	$392,696,275

1

Wells Fargo Advantage Dow Jones Target 2025 Fund (the “Fund”)

Notes to Portfolio of investments — May 31, 2014 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the three months ended May 31, 2014 are included elsewhere in this report. As of May 31, 2014, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage Diversified Fixed Income Portfolio	17%
Wells Fargo Advantage Diversified Stock Portfolio	13
Wells Fargo Advantage Short-Term Investment Portfolio	13

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Dow Jones Target 2030 Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name		Value
Investment Companies : 99.96%

Affiliated Master Portfolios : 99.96%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$897,007,496
Wells Fargo Advantage Diversified Stock Portfolio		1,929,924,601
Wells Fargo Advantage Short-Term Investment Portfolio		115,829,913

Total Investment Companies (Cost $2,422,402,311)		2,942,762,010

Total investments in securities (Cost $2,422,402,311)*	99.96%	2,942,762,010
Other assets and liabilities, net	0.04	1,032,225

Total net assets	100.00%	$2,943,794,235

*	Cost for federal income tax purposes is $2,438,543,810 and unrealized gains (losses) consists of:

Gross unrealized gains	$504,218,200
Gross unrealized losses	0

Net unrealized gains	$504,218,200

1

Wells Fargo Advantage Dow Jones Target 2030 Fund (the “Fund”)

Notes to Portfolio of investments — May 31, 2014 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the three months ended May 31, 2014 are included elsewhere in this report. As of May 31, 2014, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage Diversified Fixed Income Portfolio	15%
Wells Fargo Advantage Diversified Stock Portfolio	20
Wells Fargo Advantage Short Term Investment Portfolio	16

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Dow Jones Target 2035 Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name		Value
Investment Companies : 99.97%

Affiliated Master Portfolios : 99.97%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$265,913,057
Wells Fargo Advantage Diversified Stock Portfolio		1,033,076,335
Wells Fargo Advantage Short-Term Investment Portfolio		53,147,776
Total Investment Companies (Cost $1,079,779,457)		1,352,137,168

Total investments in securities (Cost $1,079,779,457)*	99.97%	1,352,137,168
Other assets and liabilities, net	0.03	455,803

Total net assets	100.00%	$1,352,592,971

*	Cost for federal income tax purposes is $1,083,536,732 and unrealized gains (losses) consists of:

Gross unrealized gains	$268,600,436
Gross unrealized losses	0

Net unrealized gains	$268,600,436

Wells Fargo Advantage Dow Jones Target 2035 Fund (the “Fund”)

Notes to Portfolio of investments — May 31, 2014 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the three months ended May 31, 2014 are included elsewhere in this report. As of May 31, 2014, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage Diversified Fixed Income Portfolio	4%
Wells Fargo Advantage Diversified Stock Portfolio	11
Wells Fargo Advantage Short-Term Investment Portfolio	8

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Dow Jones Target 2040 Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name		Value
Investment Companies : 99.96%

Affiliated Master Portfolios : 99.96%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$243,687,909
Wells Fargo Advantage Diversified Stock Portfolio		1,798,632,259
Wells Fargo Advantage Short-Term Investment Portfolio		83,464,042

Total Investment Companies (Cost $1,683,059,626)		2,125,784,210

Total investments in securities (Cost $1,683,059,626)*	99.96%	2,125,784,210
Other assets and liabilities, net	0.04	819,218

Total net assets	100.00%	$2,126,603,428

*	Cost for federal income tax purposes is $1,694,388,785 and unrealized gains (losses) consists of:

Gross unrealized gains	$431,395,425
Gross unrealized losses	0

Net unrealized gains	$431,395,425

1

Wells Fargo Advantage Dow Jones Target 2040 Fund (the “Fund”)

Notes to Portfolio of investments — May 31, 2014 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the three months ended May 31, 2014 are included elsewhere in this report. As of May 31, 2014, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage Diversified Fixed Income Portfolio	4%
Wells Fargo Advantage Diversified Stock Portfolio	19
Wells Fargo Advantage Short Term Investment Portfolio	12

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Dow Jones Target 2045 Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name		Value
Investment Companies : 99.93%

Affiliated Master Portfolios : 99.93%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$49,806,041
Wells Fargo Advantage Diversified Stock Portfolio		660,739,317
Wells Fargo Advantage Short-Term Investment Portfolio		29,020,517
Total Investment Companies (Cost $580,135,827)		739,565,875

Total investments in securities (Cost $580,135,827)*	99.93%	739,565,875
Other assets and liabilities, net	0.07	522,695

Total net assets	100.00%	$740,088,570

*	Cost for federal income tax purposes is $582,064,832 and unrealized gains (losses) consists of:

Gross unrealized gains	$157,501,043
Gross unrealized losses	0

Net unrealized gains	$157,501,043

1

Wells Fargo Advantage Dow Jones Target 2045 Fund (the “Fund”)

Notes to Portfolio of investments — May 31, 2014 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the three months ended May 31, 2014 are included elsewhere in this report. As of May 31, 2014, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage Diversified Fixed Income Portfolio	1%
Wells Fargo Advantage Diversified Stock Portfolio	7
Wells Fargo Advantage Short-Term Investment Portfolio	4

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Dow Jones Target 2050 Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name		Value
Investment Companies : 99.88%

Affiliated Master Portfolios : 99.88%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$76,586,283
Wells Fargo Advantage Diversified Stock Portfolio		1,197,105,776
Wells Fargo Advantage Short-Term Investment Portfolio		52,014,090

Total Investment Companies (Cost $1,039,775,637)		1,325,706,149

Total investments in securities (Cost $1,039,775,637)*	99.88%	1,325,706,149
Other assets and liabilities, net	0.12	1,586,453

Total net assets	100.00%	$1,327,292,602

*	Cost for federal income tax purposes is $1,044,758,495 and unrealized gains (losses) consists of:

Gross unrealized gains	$280,947,654
Gross unrealized losses	0

Net unrealized gains	$280,947,654

1

Wells Fargo Advantage Dow Jones Target 2050 Fund (the “Fund”)

Notes to Portfolio of investments — May 31, 2014 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the three months ended May 31, 2014 are included elsewhere in this report. As of May 31, 2014, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage Diversified Fixed Income Portfolio	1%
Wells Fargo Advantage Diversified Stock Portfolio	12
Wells Fargo Advantage Short-Term Investment Portfolio	7

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities
Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Dow Jones Target 2055 Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name		Value
Investment Companies : 99.80%

Affiliated Master Portfolios : 99.80%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$7,366,710
Wells Fargo Advantage Diversified Stock Portfolio		115,147,652
Wells Fargo Advantage Short-Term Investment Portfolio		5,003,150

Total Investment Companies (Cost $111,636,740)		127,517,512

Total investments in securities (Cost $111,636,740)*	99.80%	127,517,512
Other assets and liabilities, net	0.20	260,761

Total net assets	100.00%	$127,778,273

*	Cost for federal income tax purposes is $111,393,203 and unrealized gains (losses) consists of:

Gross unrealized gains	$16,124,309
Gross unrealized losses	0

Net unrealized gains	$16,124,309

1

Wells Fargo Advantage Dow Jones Target 2055 Fund (the “Fund”)

Notes to Portfolio of investments — May 31, 2014 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the three months ended May 31, 2014 are included elsewhere in this report. As of May 31, 2014, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage Diversified Fixed Income Portfolio	0	%*
Wells Fargo Advantage Diversified Stock Portfolio	1
Wells Fargo Advantage Short-Term Investment Portfolio	1

*	The amount invested is less than 1%.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities
Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Dow Jones Target Today Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name		Value
Investment Companies : 99.98%

Affiliated Master Portfolios : 99.98%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$596,819,850
Wells Fargo Advantage Diversified Stock Portfolio		122,966,127
Wells Fargo Advantage Short-Term Investment Portfolio		90,247,014
Total Investment Companies (Cost $749,816,946)		810,032,991

Total investments in securities (Cost $749,816,946)*	99.98%	810,032,991
Other assets and liabilities, net	0.02	151,517

Total net assets	100.00%	$810,184,508

*	Cost for federal income tax purposes is $751,544,055 and unrealized gains (losses) consists of:

Gross unrealized gains	$58,488,936
Gross unrealized losses	0

Net unrealized gains	$58,488,936

1

Wells Fargo Advantage Dow Jones Target Today Fund (the “Fund”)

Notes to Portfolio of investments — May 31, 2014 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the three months ended May 31, 2014 are included elsewhere in this report. As of May 31, 2014, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage Diversified Fixed Income Portfolio	10%
Wells Fargo Advantage Diversified Stock Portfolio	1
Wells Fargo Advantage Short-Term Investment Portfolio	13

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 90.94%
Federal Agricultural Mortgage Corporation Series 2000-A Class A ±	1.22%	12-15-2039	$202,185	$204,246
FHLMC ±	1.79	2-1-2037	17,011	17,842
FHLMC ±	1.82	3-15-2024	1,207,476	1,233,747
FHLMC ±	1.96	2-1-2037	713,124	744,994
FHLMC ±	2.00	7-1-2034	14,580,320	15,415,561
FHLMC ±	2.00	12-1-2017	19,129	20,075
FHLMC ±	2.00	5-1-2018	950	951
FHLMC ±	2.00	6-1-2018	11,788	12,326
FHLMC ±	2.00	9-1-2018	2,215	2,295
FHLMC ±	2.00	5-1-2019	7,589	7,594
FHLMC ±	2.00	1-1-2023	61,769	64,195
FHLMC ±	2.02	9-1-2016	4,285	4,293
FHLMC ±	2.02	11-1-2016	93,874	97,627
FHLMC ±	2.02	7-1-2018	2,574	2,624
FHLMC ±	2.02	1-1-2019	7,599	7,604
FHLMC ±	2.02	2-1-2019	13,402	13,411
FHLMC ±	2.02	2-1-2035	466,866	484,473
FHLMC ±	2.03	1-1-2030	8,679	8,923
FHLMC ±	2.03	1-1-2030	12,254	12,784
FHLMC ±	2.03	7-1-2030	199,511	209,497
FHLMC ±	2.04	5-1-2035	1,282,899	1,352,824
FHLMC ±	2.05	6-1-2037	1,555,547	1,645,911
FHLMC ±	2.05	5-1-2028	365,917	391,274
FHLMC ±	2.07	1-1-2037	3,766,472	3,985,169
FHLMC ±	2.11	6-1-2024	11,495	11,527
FHLMC ±	2.11	11-1-2034	1,046,509	1,107,317
FHLMC ±	2.12	1-1-2024	34,259	34,244
FHLMC ±	2.14	6-1-2020	2,292	2,301
FHLMC ±	2.14	5-1-2020	710	719
FHLMC ±	2.14	5-1-2020	1,507	1,512
FHLMC ±	2.16	3-1-2025	138,199	142,678
FHLMC ±	2.19	7-1-2024	53,254	53,484
FHLMC ±	2.19	10-1-2030	18,411	19,483
FHLMC ±	2.20	8-1-2036	4,678,838	4,937,960
FHLMC ±	2.20	8-1-2033	3,116,852	3,320,595
FHLMC ±	2.21	6-1-2035	4,257,799	4,492,864
FHLMC ±	2.21	7-1-2030	27,080	27,069
FHLMC ±	2.22	11-1-2030	1,259,214	1,299,490
FHLMC ±	2.22	1-1-2030	32,042	34,186
FHLMC ±	2.23	10-1-2037	1,912,610	2,025,534
FHLMC ±	2.24	12-1-2017	5,107	5,098
FHLMC ±	2.26	7-1-2019	1,903	1,916
FHLMC ±	2.27	8-1-2018	3,544	3,749
FHLMC ±	2.27	6-1-2036	4,578,945	4,867,965
FHLMC ±	2.28	4-1-2035	674,934	715,389
FHLMC ±	2.29	6-1-2033	818,893	867,280
FHLMC ±	2.29	8-1-2035	403,471	422,096
FHLMC ±	2.30	8-1-2034	2,255,781	2,406,384
FHLMC ±	2.30	8-1-2036	5,085,909	5,410,346
FHLMC ±	2.31	4-1-2023	470,110	485,132
FHLMC ±	2.31	3-1-2018	16,806	16,834
FHLMC ±	2.33	7-1-2036	854,406	912,394
FHLMC ±	2.33	6-1-2037	8,969,220	9,580,699
FHLMC ±	2.34	5-1-2037	4,344,337	4,633,851
FHLMC ±	2.34	10-1-2033	753,684	802,107
FHLMC ±	2.34	10-1-2033	3,012,583	3,205,646
FHLMC ±	2.34	10-1-2033	1,463,502	1,557,532
FHLMC ±	2.35	8-1-2033	620,246	660,908
FHLMC ±	2.35	12-1-2034	1,011,858	1,077,009
FHLMC ±	2.35	1-1-2033	1,393,744	1,481,721
FHLMC ±	2.35	7-1-2036	6,196,947	6,611,461
FHLMC ±	2.35	10-1-2033	67,220	67,653
FHLMC ±	2.35	2-1-2034	2,020,677	2,151,768
FHLMC ±	2.35	4-1-2034	1,501,119	1,602,039
FHLMC ±	2.35	1-1-2035	604,793	642,983

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC ±	2.35%	9-1-2035	$3,228,643	$3,448,496
FHLMC ±	2.35	5-1-2032	78,517	79,220
FHLMC ±	2.35	5-1-2034	3,926,498	4,189,850
FHLMC ±	2.35	3-1-2035	8,196,552	8,759,200
FHLMC ±	2.36	4-1-2034	1,256,023	1,339,521
FHLMC ±	2.36	6-1-2037	9,475,287	10,118,385
FHLMC ±	2.36	9-1-2035	8,772,808	9,364,944
FHLMC ±	2.36	7-1-2034	308,512	329,304
FHLMC ±	2.36	5-1-2038	3,432,079	3,665,300
FHLMC ±	2.36	1-1-2036	3,617,387	3,864,662
FHLMC ±	2.36	2-1-2036	1,529,561	1,628,228
FHLMC ±	2.37	12-1-2032	4,796,782	5,115,724
FHLMC ±	2.37	6-1-2035	4,174,955	4,451,682
FHLMC ±	2.37	12-1-2036	717,856	763,695
FHLMC ±	2.37	11-1-2035	2,578,421	2,745,139
FHLMC ±	2.37	3-1-2027	315,805	339,195
FHLMC ±	2.37	2-1-2036	1,679,597	1,788,913
FHLMC ±	2.37	4-1-2036	1,253,790	1,339,374
FHLMC ±	2.37	4-1-2035	4,314,432	4,608,464
FHLMC ±	2.37	11-1-2036	2,126,026	2,267,812
FHLMC ±	2.37	11-1-2022	416,593	428,587
FHLMC ±	2.37	8-1-2035	5,160,957	5,509,373
FHLMC ±	2.37	8-1-2035	1,118,794	1,193,262
FHLMC ±	2.38	6-1-2020	117,274	124,705
FHLMC ±	2.38	9-1-2033	508,730	539,224
FHLMC ±	2.38	5-1-2034	987,328	1,054,984
FHLMC ±	2.38	5-1-2034	181,732	194,028
FHLMC ±	2.38	9-1-2034	1,291,315	1,378,343
FHLMC ±	2.38	2-1-2035	3,120,530	3,325,279
FHLMC ±	2.38	7-1-2035	5,098,333	5,445,948
FHLMC ±	2.38	8-1-2035	9,088,754	9,688,442
FHLMC ±	2.38	12-1-2035	4,100,980	4,380,438
FHLMC ±	2.38	2-1-2036	2,484,030	2,654,280
FHLMC ±	2.38	2-1-2036	2,729,212	2,913,890
FHLMC ±	2.38	3-1-2036	1,738,814	1,856,950
FHLMC ±	2.38	1-1-2037	470,921	502,920
FHLMC ±	2.38	4-1-2038	8,895,073	9,507,741
FHLMC ±	2.38	4-1-2034	5,423,220	5,786,496
FHLMC ±	2.38	2-1-2036	1,376,184	1,465,057
FHLMC ±	2.38	9-1-2030	661,838	696,716
FHLMC ±	2.38	10-1-2034	2,286,520	2,434,575
FHLMC ±	2.38	12-1-2034	6,247,543	6,671,773
FHLMC ±	2.38	3-1-2037	7,534,146	8,055,671
FHLMC ±	2.38	7-1-2031	3,381,474	3,584,346
FHLMC ±	2.38	6-1-2036	5,361,105	5,716,463
FHLMC ±	2.39	2-1-2035	7,048,498	7,533,352
FHLMC ±	2.39	5-1-2035	5,130,235	5,471,716
FHLMC ±	2.39	10-1-2035	5,811,478	6,209,395
FHLMC ±	2.39	2-1-2036	1,643,650	1,755,252
FHLMC ±	2.39	8-1-2027	9,605	9,828
FHLMC ±	2.40	5-1-2025	110,004	112,215
FHLMC ±	2.40	11-1-2029	200,441	203,448
FHLMC ±	2.40	10-1-2036	1,652,354	1,757,669
FHLMC ±	2.40	4-1-2035	4,116,889	4,382,592
FHLMC ±	2.40	5-1-2034	3,299,359	3,519,295
FHLMC ±	2.40	10-1-2036	1,007,133	1,073,888
FHLMC ±	2.40	11-1-2035	830,010	883,156
FHLMC ±	2.40	4-1-2037	1,324,274	1,412,789
FHLMC ±	2.41	1-1-2035	722,956	772,054
FHLMC ±	2.41	1-1-2038	26,565,082	28,391,876
FHLMC ±	2.41	2-1-2034	3,681,839	3,911,820
FHLMC ±	2.41	11-1-2027	972,419	1,044,673
FHLMC ±	2.41	11-1-2029	409,526	439,062
FHLMC ±	2.41	11-1-2035	2,440,999	2,597,804
FHLMC ±	2.42	9-1-2033	1,959,944	2,092,010

Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC ±	2.42%	4-1-2034	$6,713,346	$7,178,375
FHLMC ±	2.42	6-1-2026	1,679,424	1,786,241
FHLMC ±	2.43	6-1-2035	695,530	740,160
FHLMC ±	2.43	2-1-2031	1,383,425	1,472,348
FHLMC ±	2.43	10-1-2035	3,940,243	4,183,061
FHLMC ±	2.43	6-1-2035	2,635,658	2,812,176
FHLMC ±	2.44	9-1-2032	3,412,428	3,641,018
FHLMC ±	2.44	7-1-2031	408,819	439,843
FHLMC ±	2.44	10-1-2036	1,421,485	1,513,054
FHLMC ±	2.45	10-1-2033	3,408,611	3,636,009
FHLMC ±	2.45	3-1-2037	3,375,754	3,599,838
FHLMC ±	2.46	4-1-2035	2,531,409	2,699,117
FHLMC ±	2.46	6-1-2035	4,021,307	4,291,119
FHLMC ±	2.46	9-1-2033	1,486,572	1,585,313
FHLMC ±	2.46	5-1-2023	89,808	90,355
FHLMC ±	2.46	10-1-2035	3,326,910	3,546,492
FHLMC ±	2.46	4-1-2036	4,020,133	4,290,857
FHLMC ±	2.47	9-1-2030	13,289,843	14,168,759
FHLMC ±	2.48	1-1-2033	252,291	253,114
FHLMC ±	2.48	7-1-2038	3,533,953	3,781,484
FHLMC ±	2.48	5-1-2035	606,729	638,040
FHLMC ±	2.48	2-1-2036	8,255,573	8,805,446
FHLMC ±	2.48	2-1-2036	295,919	315,934
FHLMC ±	2.48	2-1-2037	872,430	931,975
FHLMC ±	2.48	4-1-2038	2,931,104	3,135,054
FHLMC ±	2.48	1-1-2028	33,151	35,737
FHLMC ±	2.48	1-1-2028	7,628	8,213
FHLMC ±	2.48	6-1-2035	1,060,212	1,131,385
FHLMC ±	2.48	12-1-2034	5,748,781	6,143,969
FHLMC ±	2.48	2-1-2035	2,578,346	2,758,335
FHLMC ±	2.48	1-1-2037	2,036,798	2,177,995
FHLMC ±	2.48	9-1-2038	1,385,214	1,484,198
FHLMC ±	2.49	1-1-2019	821	830
FHLMC ±	2.49	5-1-2033	456,770	473,157
FHLMC ±	2.49	9-1-2035	7,052,083	7,543,930
FHLMC ±	2.49	7-1-2034	1,345,677	1,425,725
FHLMC ±	2.49	1-1-2022	27,309	27,379
FHLMC ±	2.50	5-1-2037	518,279	557,636
FHLMC ±	2.50	6-1-2033	2,483,156	2,648,233
FHLMC ±	2.50	7-1-2027	885,846	953,699
FHLMC ±	2.50	4-1-2037	2,191,828	2,352,809
FHLMC ±	2.51	4-1-2034	1,278,164	1,366,968
FHLMC ±	2.51	6-1-2028	331,415	347,427
FHLMC ±	2.51	10-1-2030	3,280,066	3,498,293
FHLMC ±	2.51	12-1-2032	1,239,546	1,315,555
FHLMC ±	2.52	6-1-2035	3,124,959	3,334,454
FHLMC ±	2.52	4-1-2037	983,825	1,048,186
FHLMC ±	2.53	9-1-2031	155,344	156,258
FHLMC ±	2.53	7-1-2029	109,405	117,308
FHLMC ±	2.53	3-1-2032	1,816,660	1,937,829
FHLMC ±	2.53	7-1-2037	1,253,709	1,337,707
FHLMC ±	2.54	10-1-2029	142,099	144,889
FHLMC ±	2.55	6-1-2025	108,236	108,418
FHLMC ±	2.55	8-1-2029	163,950	164,157
FHLMC ±	2.56	5-1-2039	2,816,617	3,018,484
FHLMC ±	2.56	6-1-2019	85,849	85,753
FHLMC ±	2.56	11-1-2018	15,412	15,507
FHLMC ±	2.57	2-1-2029	273,420	275,023
FHLMC ±	2.57	4-1-2029	169,753	173,586
FHLMC ±	2.58	4-1-2035	1,707,737	1,824,106
FHLMC ±	2.58	7-1-2036	1,440,898	1,540,266
FHLMC ±	2.58	10-1-2024	231,587	248,055
FHLMC ±	2.60	7-1-2034	2,609,322	2,791,344
FHLMC ±	2.60	7-1-2017	27,429	27,355
FHLMC ±	2.60	10-1-2025	135,722	138,460

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC ±	2.60%	10-1-2025	$45,133	$45,697
FHLMC ±	2.60	2-1-2030	65,489	70,384
FHLMC ±	2.60	6-1-2030	144,651	155,666
FHLMC ±	2.60	6-1-2030	536,646	577,712
FHLMC ±	2.60	6-1-2030	140,253	141,074
FHLMC ±	2.60	11-1-2032	240,481	246,411
FHLMC ±	2.62	5-1-2036	5,663,799	6,064,737
FHLMC ±	2.63	11-1-2029	1,412,052	1,506,112
FHLMC ±	2.65	11-1-2029	319,361	328,309
FHLMC ±	2.65	10-1-2018	62,332	64,975
FHLMC ±	2.66	12-1-2018	24,437	24,390
FHLMC ±	2.67	1-1-2017	511	516
FHLMC ±	2.67	9-1-2029	174,484	187,626
FHLMC ±	2.69	8-1-2030	7,261,580	7,749,818
FHLMC ±	2.69	5-1-2028	449,335	465,175
FHLMC ±	2.69	11-1-2026	370,253	381,388
FHLMC ±	2.71	6-1-2019	109,674	116,903
FHLMC ±	2.71	2-1-2036	6,430,907	6,902,573
FHLMC ±	2.72	2-1-2024	33,683	33,959
FHLMC ±	2.73	6-1-2032	255,664	258,098
FHLMC ±	2.74	9-1-2030	182,183	186,430
FHLMC ±	2.75	8-1-2029	250,416	253,714
FHLMC ±	2.76	4-1-2020	26,956	28,560
FHLMC ±	2.78	6-1-2022	1,626	1,610
FHLMC ±	2.86	3-1-2025	3,406,191	3,594,074
FHLMC ±	2.87	6-1-2029	1,195,068	1,267,823
FHLMC ±	2.88	10-1-2019	30,274	30,311
FHLMC ±	2.91	2-1-2018	4,718	4,755
FHLMC ±	2.91	12-1-2018	31,577	31,515
FHLMC ±	2.92	5-1-2032	288,472	309,854
FHLMC ±	2.95	4-1-2032	135,674	138,415
FHLMC ±	2.98	9-1-2016	14,023	13,873
FHLMC ±	3.05	12-1-2025	455,855	470,513
FHLMC ±	3.12	2-1-2027	190,734	193,595
FHLMC ±	3.15	4-1-2019	27,513	27,425
FHLMC ±	3.25	8-1-2019	20,779	20,873
FHLMC ±	3.26	6-1-2035	2,173,322	2,326,668
FHLMC ±	3.27	6-1-2021	138,239	146,679
FHLMC ±	3.32	7-1-2028	98,899	98,888
FHLMC ±	3.33	7-1-2018	77,533	77,763
FHLMC ±	3.35	5-1-2031	187,210	192,276
FHLMC ±	3.51	12-1-2025	858,050	924,754
FHLMC ±	3.64	11-1-2026	172,264	180,198
FHLMC ±	3.90	4-1-2023	197,194	200,652
FHLMC	4.00	12-15-2023	244,494	254,374
FHLMC	4.00	3-15-2039	490,412	501,971
FHLMC ±	4.21	8-1-2029	42,818	44,272
FHLMC ±	4.47	10-1-2029	2,006	2,001
FHLMC ±	4.52	2-1-2021	42,796	43,464
FHLMC ±	4.72	8-1-2027	81,690	81,862
FHLMC	5.00	10-1-2022	49,646	53,765
FHLMC ±	5.50	8-1-2024	600,300	640,416
FHLMC	6.50	4-1-2018	90,407	101,912
FHLMC	7.00	9-1-2035	70,415	77,386
FHLMC	7.50	1-1-2016	10,244	10,337
FHLMC	7.50	6-1-2016	3,438	3,482
FHLMC	8.50	5-1-2020	112,023	119,433
FHLMC Series 0020 Class F ±	1.14	7-1-2029	29,473	30,168
FHLMC Series 1671 Class QA ±	1.65	2-15-2024	590,190	607,222
FHLMC Series 1686 Class FE ±	1.80	2-15-2024	51,048	52,358
FHLMC Series 1730 Class FA ±	2.07	5-15-2024	337,929	348,057
FHLMC Series 2315 Class FW ±	0.70	4-15-2027	202,323	204,653
FHLMC Series 2391 Class EF ±	0.65	6-15-2031	174,959	176,751
FHLMC Series 2454 Class SL ±(c)	7.85	3-15-2032	394,863	103,656
FHLMC Series 2461 Class FI ±	0.65	4-15-2028	257,086	259,849

Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC Series 2464 Class FE ±	1.15%	3-15-2032	$257,362	$264,643
FHLMC Series 2466 Class FV ±	0.70	3-15-2032	432,582	437,951
FHLMC Series T-48 Class 2A ±	3.35	7-25-2033	3,438,577	3,594,221
FHLMC Series T-54 Class 4A ±	3.05	2-25-2043	2,463,603	2,586,470
FHLMC Series T-55 Class 1A1	6.50	3-25-2043	111,974	125,611
FHLMC Series T-56 Class 3AF ±	1.15	5-25-2043	1,408,140	1,440,229
FHLMC Series T-62 Class 1A1 ±	1.33	10-25-2044	5,779,708	5,905,960
FHLMC Series T-63 Class 1A1 ±	1.32	2-25-2045	3,474,745	3,562,357
FHLMC Series T-66 Class 2A1 ±	2.84	1-25-2036	4,141,875	4,295,518
FHLMC Series T-67 Class 1A1C ±	2.96	3-25-2036	14,572,459	15,230,100
FHLMC Series T-67 Class 2A1C ±	2.93	3-25-2036	9,364,101	9,761,046
FHLMC Series T-75 Class A1 ±	0.19	12-25-2036	4,454,348	4,423,270
FNMA ±	2.30	12-1-2034	2,437,925	2,599,250
FNMA ±	1.25	12-1-2020	31,217	31,246
FNMA ±	1.25	6-1-2021	74,847	76,653
FNMA ±	1.38	1-1-2021	4,468	4,626
FNMA ±	1.38	1-1-2021	4,662	4,676
FNMA ±	1.45	9-1-2032	66,165	66,320
FNMA ±	1.52	8-1-2032	273,821	274,555
FNMA ±	1.53	12-1-2030	168,067	175,877
FNMA ±	1.63	12-1-2016	1,118	1,122
FNMA ±	1.63	7-1-2017	1,430	1,434
FNMA ±	1.63	3-1-2015	2,105	2,106
FNMA ±	1.71	3-1-2034	595,999	617,012
FNMA ±	1.73	1-1-2017	1,457	1,460
FNMA ±	1.74	8-1-2033	422,964	437,350
FNMA ±	1.74	1-1-2032	442,552	453,271
FNMA ±	1.75	8-1-2033	4,113	4,124
FNMA ±	1.75	8-1-2031	161,367	161,842
FNMA ±	1.75	12-1-2031	27,249	27,331
FNMA ±	1.77	5-1-2029	457,324	468,338
FNMA ±	1.79	8-1-2031	144,829	145,280
FNMA ±	1.79	9-1-2031	260,204	265,319
FNMA ±	1.79	12-1-2031	393,939	401,711
FNMA ±	1.79	4-1-2033	599,657	638,914
FNMA ±	1.80	12-1-2022	15,629	15,935
FNMA ±	1.81	12-1-2031	165,546	168,021
FNMA ±	1.82	3-1-2030	24,115	24,734
FNMA ±	1.83	7-1-2020	15,074	15,230
FNMA ±	1.87	5-1-2018	7,548	7,568
FNMA ±	1.87	1-1-2032	36,384	36,516
FNMA ±	1.87	1-1-2035	130,514	136,675
FNMA ±	1.88	1-1-2022	12,875	12,915
FNMA ±	1.88	8-1-2032	167,769	176,505
FNMA ±	1.92	1-1-2035	4,104,343	4,327,730
FNMA ±	1.92	2-1-2035	5,333,995	5,674,975
FNMA ±	1.94	2-1-2033	266,141	272,808
FNMA ±	1.95	6-1-2031	330,859	337,350
FNMA ±	1.95	4-1-2038	1,224,691	1,293,253
FNMA ±	1.96	4-1-2042	4,341,805	4,593,344
FNMA ±	1.96	10-1-2044	2,081,597	2,202,295
FNMA ±	2.00	3-1-2021	1,181	1,203
FNMA ±	2.00	3-1-2030	35,423	35,511
FNMA ±	2.01	8-1-2031	75,847	76,242
FNMA ±	2.01	7-1-2032	220,253	221,116
FNMA ±	2.02	10-1-2017	52,367	54,049
FNMA ±	2.02	6-1-2032	153,779	154,551
FNMA ±	2.02	1-1-2018	68,616	71,019
FNMA ±	2.02	11-1-2023	44,093	44,574
FNMA ±	2.02	11-1-2024	12,723	13,185
FNMA ±	2.03	1-1-2035	1,570,815	1,646,325
FNMA ±	2.03	4-1-2021	89,495	92,760
FNMA ±	2.03	3-1-2033	285,922	298,712
FNMA ±	2.04	10-1-2035	9,298,721	9,818,835
FNMA ±	2.04	4-1-2019	6,652	6,673

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.07%	12-1-2035	$8,258,757	$8,745,271
FNMA ±	2.07	7-1-2035	2,446,816	2,570,735
FNMA ±	2.08	10-1-2018	113,173	119,291
FNMA ±	2.10	7-1-2018	2,274	2,283
FNMA ±	2.10	1-1-2036	4,776,112	5,065,432
FNMA ±	2.10	11-1-2035	53,085	56,133
FNMA ±	2.10	1-1-2038	706,186	735,579
FNMA ±	2.12	10-1-2024	60,673	60,909
FNMA ±	2.12	12-1-2024	94,316	94,671
FNMA ±	2.13	11-1-2017	133,815	141,655
FNMA ±	2.13	2-1-2020	14,752	14,793
FNMA ±	2.14	10-1-2035	1,008,729	1,055,634
FNMA ±	2.15	7-1-2035	1,942,347	2,051,584
FNMA ±	2.15	5-1-2033	6,303,038	6,723,600
FNMA ±	2.15	12-1-2032	1,242,803	1,301,266
FNMA ±	2.15	11-1-2027	62,084	62,072
FNMA ±	2.16	6-1-2018	1,854	1,914
FNMA ±	2.16	6-1-2034	1,073,215	1,142,064
FNMA ±	2.17	9-1-2035	1,927,657	2,051,709
FNMA ±	2.18	4-1-2030	167,680	172,671
FNMA ±	2.18	1-1-2034	4,132,887	4,413,791
FNMA ±	2.18	12-1-2023	12,465	12,516
FNMA ±	2.19	4-1-2018	5,167	5,267
FNMA ±	2.21	9-1-2032	8,228,788	8,756,922
FNMA ±	2.21	8-1-2033	1,486,194	1,570,923
FNMA ±	2.21	8-1-2025	50,516	50,808
FNMA ±	2.21	1-1-2036	537,867	569,498
FNMA ±	2.21	7-1-2038	1,464,829	1,555,242
FNMA ±	2.22	11-1-2034	1,733,726	1,861,920
FNMA ±	2.22	12-1-2017	75,130	75,338
FNMA ±	2.23	4-1-2018	367,237	389,345
FNMA ±	2.23	7-1-2018	418,180	440,334
FNMA ±	2.23	7-1-2036	4,615,092	4,918,594
FNMA ±	2.23	9-1-2036	1,786,568	1,917,383
FNMA ±	2.23	3-1-2034	894,840	952,832
FNMA ±	2.24	11-1-2035	938,226	990,251
FNMA ±	2.24	12-1-2025	24,395	24,525
FNMA ±	2.24	8-1-2026	110,133	110,782
FNMA ±	2.24	7-1-2035	1,990,697	2,119,309
FNMA ±	2.24	5-1-2032	225,611	226,478
FNMA ±	2.25	3-1-2031	43,693	46,067
FNMA ±	2.25	12-1-2033	2,009,234	2,160,436
FNMA ±	2.25	4-1-2035	4,230,481	4,521,819
FNMA ±	2.25	6-1-2035	3,563,996	3,781,462
FNMA ±	2.25	8-1-2036	4,867,008	5,164,343
FNMA ±	2.25	7-1-2017	2,721	2,729
FNMA ±	2.25	8-1-2017	1,165	1,183
FNMA ±	2.25	1-1-2018	595,603	626,285
FNMA ±	2.25	1-1-2019	126,941	131,234
FNMA ±	2.25	10-1-2025	163,592	166,716
FNMA ±	2.25	1-1-2027	45,303	45,553
FNMA ±	2.25	5-1-2033	1,167,494	1,249,456
FNMA ±	2.25	1-1-2037	4,070,964	4,323,981
FNMA ±	2.26	12-1-2033	2,779,489	2,962,679
FNMA ±	2.26	8-1-2035	819,518	861,227
FNMA ±	2.26	9-1-2035	3,437,251	3,657,898
FNMA ±	2.26	4-1-2040	362,095	386,902
FNMA ±	2.26	10-1-2035	482,287	518,793
FNMA ±	2.27	4-1-2033	1,438,055	1,540,122
FNMA ±	2.27	10-1-2033	875,976	933,981
FNMA ±	2.27	5-1-2018	108,976	109,644
FNMA ±	2.27	1-1-2040	707,642	752,840
FNMA ±	2.28	1-1-2036	605,196	633,406
FNMA ±	2.28	12-1-2039	432,392	447,188
FNMA ±	2.29	4-1-2034	5,213,160	5,573,621

Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.29%	7-1-2029	$858,030	$900,573
FNMA ±	2.29	1-1-2035	3,366,006	3,566,082
FNMA ±	2.29	4-1-2033	928,281	992,852
FNMA ±	2.30	10-1-2035	3,849,407	4,104,103
FNMA ±	2.30	12-1-2024	37,697	40,114
FNMA ±	2.30	6-1-2032	46,799	47,036
FNMA ±	2.30	6-1-2032	365,000	374,125
FNMA ±	2.30	1-1-2035	498,783	521,098
FNMA ±	2.30	6-1-2035	599,547	644,705
FNMA ±	2.30	1-1-2036	1,660,138	1,766,755
FNMA ±	2.30	1-1-2037	11,172,008	11,945,749
FNMA ±	2.30	7-1-2038	7,592,405	8,227,068
FNMA ±	2.30	5-1-2035	2,061,085	2,205,563
FNMA ±	2.31	3-1-2038	10,855,880	11,576,481
FNMA ±	2.31	2-1-2036	1,459,445	1,556,253
FNMA ±	2.31	3-1-2035	1,808,200	1,944,752
FNMA ±	2.31	2-1-2033	413,779	428,635
FNMA ±	2.31	12-1-2035	963,069	1,026,612
FNMA ±	2.31	5-1-2033	737,907	787,987
FNMA ±	2.32	2-1-2036	7,085,667	7,589,267
FNMA ±	2.32	9-1-2039	10,253,035	10,931,695
FNMA ±	2.32	7-1-2048	6,192,313	6,630,241
FNMA ±	2.32	6-1-2033	1,217,251	1,292,579
FNMA ±	2.32	7-1-2043	2,730,929	2,927,238
FNMA ±	2.32	12-1-2043	3,371,207	3,589,694
FNMA ±	2.32	6-1-2023	822	827
FNMA ±	2.32	2-1-2035	547,509	578,716
FNMA ±	2.32	10-1-2024	393,868	405,492
FNMA ±	2.32	12-1-2040	12,034,359	12,848,775
FNMA ±	2.33	2-1-2035	5,222,599	5,596,514
FNMA ±	2.33	7-1-2025	5,663	5,727
FNMA ±	2.33	6-1-2033	675,460	705,595
FNMA ±	2.33	5-1-2037	2,755,163	2,935,240
FNMA ±	2.33	1-1-2027	893,650	958,778
FNMA ±	2.33	4-1-2034	1,833,059	1,944,050
FNMA ±	2.34	7-1-2033	209,741	220,393
FNMA ±	2.34	1-11-2035	2,792,622	2,994,209
FNMA ±	2.34	6-1-2035	1,920,910	2,042,560
FNMA ±	2.34	7-1-2035	2,443,394	2,627,553
FNMA ±	2.34	7-1-2038	1,495,508	1,610,859
FNMA ±	2.34	9-1-2034	5,996,472	6,391,212
FNMA ±	2.34	5-1-2039	5,398,972	5,738,629
FNMA ±	2.34	1-1-2044	2,913,274	3,103,566
FNMA ±	2.34	4-1-2030	19,504	20,760
FNMA ±	2.34	9-1-2032	140,461	141,361
FNMA ±	2.34	2-1-2033	812	812
FNMA ±	2.34	4-1-2033	2,519,857	2,677,538
FNMA ±	2.34	6-1-2037	401,464	427,641
FNMA ±	2.34	1-1-2038	8,112,427	8,685,322
FNMA ±	2.34	6-1-2027	117,702	118,358
FNMA ±	2.34	7-1-2040	4,737,811	5,037,919
FNMA ±	2.34	4-1-2043	5,961,020	6,366,403
FNMA ±	2.35	8-1-2031	136,702	137,538
FNMA ±	2.35	10-1-2034	561,293	585,946
FNMA ±	2.35	1-1-2035	1,212,858	1,293,153
FNMA ±	2.35	7-1-2035	2,690,947	2,888,883
FNMA ±	2.35	7-1-2035	968,866	1,035,854
FNMA ±	2.35	6-1-2026	96,724	97,311
FNMA ±	2.35	7-1-2033	99,507	106,045
FNMA ±	2.35	9-1-2033	64,728	65,067
FNMA ±	2.35	9-1-2033	68,732	69,094
FNMA ±	2.35	10-1-2035	1,988,377	2,128,460
FNMA ±	2.35	7-1-2038	4,012,456	4,293,679
FNMA ±	2.35	9-1-2036	1,569,182	1,678,606
FNMA ±	2.35	12-1-2040	3,778,510	4,018,549

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.35%	5-1-2035	$3,125,845	$3,339,943
FNMA ±	2.36	7-1-2035	7,465,791	7,966,577
FNMA ±	2.36	7-1-2028	307	329
FNMA ±	2.36	7-1-2037	1,258,542	1,353,739
FNMA ±	2.36	8-1-2037	6,448,735	6,875,259
FNMA ±	2.36	1-1-2031	1,044,747	1,113,221
FNMA ±	2.36	10-1-2036	5,859,753	6,295,518
FNMA ±	2.36	5-1-2042	7,622,035	8,137,351
FNMA ±	2.36	4-1-2033	1,175,584	1,259,026
FNMA ±	2.36	2-1-2034	4,272,726	4,600,357
FNMA ±	2.36	5-1-2036	6,117,641	6,575,909
FNMA ±	2.37	5-1-2036	3,379,839	3,592,263
FNMA ±	2.37	8-1-2026	930,540	992,702
FNMA ±	2.37	6-1-2034	5,830,141	6,231,023
FNMA ±	2.37	6-1-2036	5,932,155	6,333,622
FNMA ±	2.37	3-1-2035	5,830,415	6,241,655
FNMA ±	2.37	2-1-2038	1,581,355	1,675,672
FNMA ±	2.37	8-1-2039	6,590,665	7,015,037
FNMA ±	2.37	6-1-2027	2,792	2,859
FNMA ±	2.38	6-1-2025	9,647	9,705
FNMA ±	2.38	1-1-2035	1,741,770	1,878,175
FNMA ±	2.38	8-1-2017	447,040	459,740
FNMA ±	2.38	10-1-2029	214,673	216,102
FNMA ±	2.38	5-1-2035	792,790	833,019
FNMA ±	2.38	9-1-2039	8,563,968	9,203,841
FNMA ±	2.39	9-1-2019	7,261	7,260
FNMA ±	2.39	7-1-2034	1,177,578	1,251,970
FNMA ±	2.40	2-1-2036	13,415,179	14,454,397
FNMA ±	2.40	7-1-2048	8,336,995	8,956,524
FNMA ±	2.40	12-1-2040	6,414,296	6,901,319
FNMA ±	2.40	4-1-2024	77,706	78,083
FNMA ±	2.40	4-1-2024	27,989	28,820
FNMA ±	2.40	7-1-2024	16,425	17,282
FNMA ±	2.40	9-1-2026	115,964	116,701
FNMA ±	2.40	2-1-2037	4,256,068	4,578,953
FNMA ±	2.40	5-1-2034	1,449,718	1,551,948
FNMA ±	2.41	9-1-2030	214,380	220,776
FNMA ±	2.41	7-1-2035	4,259,633	4,575,505
FNMA ±	2.41	10-1-2036	1,579,027	1,692,286
FNMA ±	2.41	8-1-2035	1,727,079	1,812,809
FNMA ±	2.42	12-1-2030	86,211	86,680
FNMA ±	2.42	9-1-2034	2,540,868	2,746,658
FNMA ±	2.42	12-1-2033	2,699,110	2,893,671
FNMA ±	2.42	9-1-2037	1,210,017	1,290,564
FNMA ±	2.42	1-1-2019	3,670	3,678
FNMA ±	2.42	9-1-2036	1,045,322	1,112,627
FNMA ±	2.43	4-1-2035	3,067,493	3,266,880
FNMA ±	2.43	12-1-2042	2,078,389	2,220,076
FNMA ±	2.43	12-1-2028	53,422	53,412
FNMA ±	2.44	12-1-2034	1,479,855	1,582,415
FNMA ±	2.44	2-1-2035	2,096,926	2,237,209
FNMA ±	2.44	5-1-2035	2,788,621	2,994,587
FNMA ±	2.44	5-1-2025	64,653	65,051
FNMA ±	2.44	10-1-2034	1,844,454	1,962,432
FNMA ±	2.44	4-1-2036	6,521,526	6,988,221
FNMA ±	2.44	4-1-2024	3,546,122	3,795,044
FNMA ±	2.45	4-1-2028	338,909	348,967
FNMA ±	2.45	6-1-2032	52,744	53,101
FNMA ±	2.45	7-1-2035	1,464,059	1,557,581
FNMA ±	2.45	4-1-2020	7,022	7,050
FNMA ±	2.45	3-1-2033	708,993	755,029
FNMA ±	2.45	3-1-2033	7,651	7,729
FNMA ±	2.45	6-1-2033	576,530	602,302
FNMA ±	2.45	1-1-2028	9,908	9,906
FNMA ±	2.45	9-1-2028	116,975	117,595

Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.46%	11-1-2024	$178,889	$180,332
FNMA ±	2.46	11-1-2020	1,116,993	1,178,338
FNMA ±	2.46	1-1-2026	467,396	483,561
FNMA ±	2.47	4-1-2030	31,132	32,932
FNMA ±	2.47	2-1-2032	1,857,384	1,957,782
FNMA ±	2.48	6-1-2030	209,112	214,298
FNMA ±	2.48	11-1-2017	51,513	51,734
FNMA ±	2.48	6-1-2027	98,552	99,078
FNMA ±	2.48	6-1-2036	915,614	975,857
FNMA ±	2.48	8-1-2035	4,329,154	4,614,753
FNMA ±	2.48	1-1-2029	843,428	891,807
FNMA ±	2.48	12-1-2030	1,022,987	1,102,655
FNMA ±	2.48	9-1-2037	1,886,988	2,009,254
FNMA ±	2.49	1-1-2032	142,606	146,139
FNMA ±	2.49	3-1-2033	2,347,854	2,530,846
FNMA ±	2.49	9-1-2037	7,045,978	7,552,981
FNMA ±	2.50	7-1-2027	62,883	62,884
FNMA ±	2.50	9-1-2030	1,140,741	1,217,906
FNMA ±	2.50	6-1-2017	18,427	18,492
FNMA ±	2.50	5-1-2017	49,330	50,894
FNMA ±	2.50	5-1-2017	47,516	47,365
FNMA ±	2.50	7-1-2017	1,555	1,558
FNMA ±	2.50	2-1-2018	8,266	8,289
FNMA ±	2.50	2-1-2019	2,105	2,140
FNMA ±	2.50	5-1-2019	663	665
FNMA ±	2.50	6-1-2019	945	947
FNMA ±	2.50	7-1-2027	366,824	377,589
FNMA ±	2.50	8-1-2040	1,270,841	1,367,630
FNMA ±	2.51	5-1-2033	1,421,752	1,526,447
FNMA ±	2.51	1-1-2036	143,209	147,663
FNMA ±	2.51	4-1-2035	2,659,855	2,844,463
FNMA ±	2.51	9-1-2022	551,460	593,365
FNMA ±	2.52	7-1-2020	144,998	148,510
FNMA ±	2.52	7-1-2017	129,928	134,139
FNMA ±	2.53	12-1-2021	87,755	87,974
FNMA ±	2.53	6-1-2024	59,799	60,041
FNMA ±	2.53	11-1-2022	80,270	80,406
FNMA ±	2.53	5-1-2027	102,461	105,475
FNMA ±	2.53	5-1-2036	869,891	928,377
FNMA ±	2.53	7-1-2037	2,166,470	2,324,403
FNMA ±	2.54	10-1-2034	785,685	845,625
FNMA ±	2.54	8-1-2035	1,860,412	1,986,414
FNMA ±	2.54	2-1-2035	1,635,186	1,751,599
FNMA ±	2.54	1-1-2036	11,239,161	12,033,195
FNMA ±	2.54	4-1-2018	453,231	465,015
FNMA ±	2.55	7-1-2033	1,564,607	1,683,631
FNMA ±	2.55	7-1-2036	4,797,554	5,169,087
FNMA ±	2.55	10-1-2033	16,705,627	17,902,804
FNMA ±	2.56	8-1-2036	642,006	685,996
FNMA ±	2.57	3-1-2035	4,771,312	5,120,987
FNMA ±	2.57	12-1-2046	1,959,059	2,096,200
FNMA ±	2.58	1-1-2033	2,811,832	3,033,896
FNMA ±	2.58	3-1-2027	194,507	195,187
FNMA ±	2.59	9-1-2032	175,478	178,054
FNMA ±	2.59	9-1-2035	178,415	191,132
FNMA ±	2.59	9-1-2033	1,278,397	1,366,045
FNMA ±	2.59	4-1-2036	5,881,227	6,212,465
FNMA ±	2.61	5-1-2037	2,894,194	3,112,718
FNMA ±	2.62	9-1-2030	971,150	1,046,709
FNMA ±	2.63	10-1-2029	590,993	617,266
FNMA ±	2.64	6-1-2040	1,276,391	1,352,248
FNMA ±	2.64	9-1-2035	1,059,693	1,130,983
FNMA ±	2.64	11-1-2024	92,954	93,113
FNMA ±	2.64	6-1-2032	228,675	234,263
FNMA ±	2.64	9-1-2030	852,093	899,795

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.64%	5-1-2035	$2,781,910	$2,998,805
FNMA ±	2.65	10-1-2024	52,836	52,968
FNMA ±	2.65	5-1-2035	3,791,636	4,080,020
FNMA ±	2.66	8-1-2034	3,865,349	4,133,554
FNMA ±	2.68	1-1-2025	70,938	71,240
FNMA ±	2.69	5-1-2028	84,185	84,260
FNMA ±	2.70	8-1-2035	4,093,004	4,394,642
FNMA ±	2.70	3-1-2035	1,552,122	1,663,659
FNMA ±	2.70	3-1-2032	143,306	146,843
FNMA ±	2.72	10-1-2018	613,002	637,674
FNMA ±	2.72	10-1-2025	15,110	15,155
FNMA ±	2.72	2-1-2028	49,042	49,254
FNMA ±	2.72	4-1-2026	9,115	9,155
FNMA ±	2.74	10-1-2018	131,916	136,665
FNMA ±	2.74	9-1-2017	426,548	444,891
FNMA ±	2.75	6-1-2016	68,194	70,971
FNMA ±	2.75	7-1-2016	14,681	14,669
FNMA ±	2.75	6-1-2018	19,387	19,393
FNMA ±	2.75	8-1-2018	74,476	74,515
FNMA ±	2.75	12-1-2028	165,894	175,052
FNMA ±	2.75	1-1-2029	21,450	22,630
FNMA ±	2.76	3-1-2034	66,815	67,083
FNMA ±	2.76	5-1-2018	381,474	398,663
FNMA ±	2.76	4-1-2033	607,339	650,426
FNMA ±	2.77	10-1-2025	9,466	9,493
FNMA ±	2.78	1-1-2033	172,280	173,016
FNMA ±	2.79	7-1-2039	3,002,996	3,290,860
FNMA ±	2.79	11-1-2034	1,135,073	1,215,497
FNMA ±	2.79	7-1-2020	2,395,512	2,493,309
FNMA ±	2.80	11-1-2035	15,714,444	16,974,891
FNMA ±	2.80	10-1-2028	290,376	312,891
FNMA ±	2.80	11-1-2034	2,770,683	2,998,013
FNMA ±	2.81	10-1-2024	13,508	14,502
FNMA ±	2.83	10-1-2017	4,198	4,203
FNMA ±	2.84	7-1-2019	3,069	3,071
FNMA ±	2.85	5-1-2028	258,607	269,734
FNMA ±	2.86	9-1-2019	67,258	67,053
FNMA ±	2.86	9-1-2033	42,653	42,899
FNMA ±	2.87	7-1-2028	369,269	380,058
FNMA ±	2.87	3-1-2019	562,957	593,953
FNMA ±	2.94	4-1-2040	2,804,007	3,045,212
FNMA ±	2.95	9-1-2032	1,846,361	2,026,453
FNMA ±	2.97	9-1-2021	114,200	114,090
FNMA ±	3.00	1-1-2029	34,224	35,682
FNMA ±	3.00	8-1-2030	252,030	254,400
FNMA ±	3.00	5-1-2017	65,947	69,642
FNMA ±	3.00	11-1-2028	193,550	206,104
FNMA ±	3.00	2-1-2029	128,494	137,674
FNMA ±	3.00	8-1-2029	844,680	905,977
FNMA ±	3.02	1-1-2031	83,277	83,586
FNMA ±	3.02	11-1-2024	163,442	163,724
FNMA ±	3.04	5-1-2018	684	689
FNMA ±	3.05	4-1-2020	2,077,098	2,206,313
FNMA ±	3.09	8-1-2031	71,421	71,420
FNMA ±	3.09	3-1-2030	162,894	166,920
FNMA ±	3.11	4-1-2024	390,528	416,260
FNMA ±	3.13	1-1-2021	592,458	625,473
FNMA ±	3.16	9-1-2033	44,611	44,653
FNMA ±	3.16	7-1-2033	27,867	27,898
FNMA ±	3.17	1-1-2033	72,254	72,736
FNMA ±	3.23	7-1-2017	108,886	108,998
FNMA ±	3.23	4-1-2034	3,421,139	3,698,099
FNMA ±	3.25	9-1-2017	2,559	2,571
FNMA ±	3.32	7-1-2028	92,745	96,480
FNMA ±	3.37	2-1-2029	2,280,191	2,458,444

Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	3.44%	6-1-2024	$32,850	$32,942
FNMA ±	3.45	11-1-2031	45,488	45,389
FNMA ±	3.46	11-1-2029	10,554	10,606
FNMA ±	3.48	9-1-2033	62,023	62,479
FNMA ±	3.49	7-1-2021	218,522	222,371
FNMA ±	3.58	10-1-2017	475,963	489,048
FNMA ±	3.62	4-1-2034	1,894,643	2,053,438
FNMA ±	3.73	10-1-2034	371,910	387,157
FNMA ±	3.78	12-1-2050	220,308	222,145
FNMA ±	3.81	10-1-2018	54	54
FNMA ±	3.82	7-1-2017	36,675	39,278
FNMA ±	3.85	12-1-2032	175,824	179,489
FNMA ±	3.92	2-1-2033	101,057	102,297
FNMA ±	3.92	4-1-2032	258,211	260,264
FNMA ±	3.95	9-1-2023	7,230	7,308
FNMA ±	3.96	9-1-2028	7,202	7,531
FNMA ±	4.04	5-1-2034	541,104	584,587
FNMA ±	4.18	6-1-2019	4,924	4,974
FNMA ±	4.19	9-1-2017	2,948	2,953
FNMA ±	4.20	11-1-2031	155,317	155,085
FNMA ±	4.20	11-1-2031	23,481	23,829
FNMA ±	4.26	8-1-2017	31,207	32,591
FNMA ±	4.30	1-1-2018	939	941
FNMA ±	4.30	6-1-2034	402,910	428,318
FNMA ±	4.31	5-1-2017	1,407	1,408
FNMA ±	4.38	12-1-2036	167,307	178,205
FNMA ±	4.39	9-1-2031	344,467	349,274
FNMA ±	4.47	6-1-2028	82,345	84,868
FNMA	4.60	9-1-2016	469,681	474,141
FNMA ±	4.62	2-1-2019	448,355	479,068
FNMA ±	4.79	1-1-2019	602,549	629,081
FNMA ±	4.93	4-1-2018	237,421	254,269
FNMA ±	4.95	7-1-2037	1,218,256	1,277,057
FNMA ±	4.96	5-1-2025	1,239	1,240
FNMA ±	5.06	11-1-2019	393	396
FNMA ±	5.16	6-1-2028	50,466	50,495
FNMA ±	5.25	10-1-2021	15,864	15,895
FNMA	5.50	9-1-2019	206,647	219,522
FNMA ±	5.54	1-1-2019	121,205	131,745
FNMA ±	5.60	11-1-2014	153	153
FNMA ±	6.00	1-1-2020	12,910	13,130
FNMA ±	6.15	9-1-2017	382	396
FNMA ±	6.45	2-1-2034	78,057	77,038
FNMA	6.50	8-1-2028	71,270	73,403
FNMA	6.50	5-1-2031	211,312	238,088
FNMA	7.00	11-1-2014	626	630
FNMA	7.00	11-1-2017	22,945	24,277
FNMA	7.06	11-1-2024	50,601	52,907
FNMA	7.06	12-1-2024	35,013	35,421
FNMA	7.06	1-1-2025	31,250	31,491
FNMA	7.06	3-1-2025	66,060	69,153
FNMA	7.06	3-1-2025	11,681	11,717
FNMA	7.06	4-1-2025	23,791	23,867
FNMA	7.06	1-1-2027	61,275	63,773
FNMA	7.50	2-1-2016	122,210	126,024
FNMA	7.50	1-1-2031	218,718	247,514
FNMA	7.50	1-1-2033	327,756	370,867
FNMA	7.50	5-1-2033	233,155	263,864
FNMA	7.50	5-1-2033	216,493	244,012
FNMA	7.50	6-1-2033	138,462	150,807
FNMA	7.50	7-1-2033	286,915	326,222
FNMA	7.50	8-1-2033	257,980	292,957
FNMA	8.00	12-1-2026	140,053	159,634
FNMA	8.00	2-1-2030	358	365
FNMA	8.00	3-1-2030	407	459

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	8.00%	7-1-2031	$46,039	$47,214
FNMA	8.00	5-1-2033	259,977	297,267
FNMA	8.50	10-1-2026	18,101	20,405
FNMA	8.50	2-1-2027	32,843	33,659
FNMA	8.50	6-1-2030	62,458	64,903
FNMA	8.51	8-1-2024	80,308	84,963
FNMA	9.00	7-1-2030	14,337	14,401
FNMA ±	9.10	10-1-2024	329	329
FNMA	9.50	8-1-2021	35,594	37,260
FNMA	9.50	12-1-2024	26,495	26,995
FNMA	10.00	1-1-2021	24,636	25,293
FNMA	11.00	1-1-2018	8,876	9,807
FNMA	12.50	7-1-2015	64	64
FNMA Series 1989-74 Class J	9.80	10-25-2019	22,809	25,989
FNMA Series 1989-96 Class H	9.00	12-25-2019	12,799	14,283
FNMA Series 1992-39 Class FA ±	2.12	3-25-2022	257,236	268,066
FNMA Series 1992-45 Class F ±	2.12	4-25-2022	46,945	48,804
FNMA Series 1992-87 Class Z	8.00	5-25-2022	29,351	33,184
FNMA Series 1993-113 Class FA ±	1.92	7-25-2023	185,086	190,779
FNMA Series 1994-14 Class F ±	2.30	10-25-2023	410,994	426,221
FNMA Series 1998-T2 Class A5 ±	2.33	1-25-2032	817,459	835,084
FNMA Series 2001-50 Class BA	7.00	10-25-2041	310,006	356,097
FNMA Series 2001-63 Class FD ±	0.75	12-18-2031	217,858	220,800
FNMA Series 2001-81 Class F ±	0.70	1-25-2032	144,101	145,884
FNMA Series 2001-T08 Class A1	7.50	7-25-2041	216,422	252,839
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	4,823,762	5,605,540
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	349,525	412,019
FNMA Series 2001-T12 Class A4 ±	3.41	8-25-2041	8,725,704	8,968,462
FNMA Series 2001-W03 Class A ±	6.98	9-25-2041	1,087,907	1,255,687
FNMA Series 2002-05 Class FD ±	1.05	2-25-2032	413,007	422,582
FNMA Series 2002-66 Class A3 ±	3.11	4-25-2042	12,156,139	12,467,652
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	1,541,871	1,816,621
FNMA Series 2002-T12 Class A5 ±	3.46	10-25-2041	2,925,243	3,041,451
FNMA Series 2002-T18 Class A5 ±	3.55	5-25-2042	838,327	882,797
FNMA Series 2002-T19 Class A4 ±	3.26	3-25-2042	175,887	182,887
FNMA Series 2002-W1 Class 3A ±	3.16	4-25-2042	2,091,605	2,132,309
FNMA Series 2002-W4 Class A6 ±	3.35	5-25-2042	3,240,880	3,407,403
FNMA Series 2003-07 Class A2 ±	2.43	5-25-2042	1,422,815	1,491,399
FNMA Series 2003-63 Class A8 ±	2.64	1-25-2043	1,963,298	2,001,865
FNMA Series 2003-W02 Class 1A3	7.50	7-25-2042	506,924	599,798
FNMA Series 2003-W04 Class 5A ±	3.03	10-25-2042	1,818,193	1,875,629
FNMA Series 2003-W08 Class 4A ±	3.12	11-25-2042	2,403,411	2,498,059
FNMA Series 2003-W10 Class 2A ±	3.09	6-25-2043	4,569,046	4,806,472
FNMA Series 2003-W18 Class 2A ±	3.38	6-25-2043	16,512,295	17,295,027
FNMA Series 2004-T3 Class 1A3	7.00	2-25-2044	796,768	909,875
FNMA Series 2004-T3 Class 2A ±	3.18	8-25-2043	2,727,680	2,874,609
FNMA Series 2004-T9 Class A1 ±	0.46	4-25-2035	153,628	152,671
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	303,957	356,769
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	473,204	550,360
FNMA Series 2004-W1 Class 3A ±	3.27	1-25-2043	140,182	149,052
FNMA Series 2004-W12 Class 2A ±	3.37	6-25-2044	8,448,527	9,028,181
FNMA Series 2004-W15 Class 3A ±	2.65	6-25-2044	10,952,432	11,537,949
FNMA Series 2005-W3 Class 3A ±	2.67	4-25-2045	2,134,584	2,268,404
FNMA Series 2006-W1 Class 3A ±	2.15	10-25-2045	12,065,507	12,716,224
FNMA Series 2007-95 Class A2 ±	0.40	8-27-2036	1,025,000	981,981
FNMA Series 2010-M3 Class A1	2.59	3-25-2020	49,363	49,563
FNMA Series G92-20 Class FB ±	2.12	4-25-2022	151,181	150,392
FNMA Series G93-1 Class K	6.68	1-25-2023	757,352	845,240
FNMA Series G93-19 Class FD ±	1.92	4-25-2023	695,076	717,615
GNMA ±	1.63	2-20-2017	9,329	9,412
GNMA ±	1.63	3-20-2017	12,820	13,357
GNMA ±	1.63	5-20-2017	30,752	32,005
GNMA ±	1.63	5-20-2017	14,006	14,577
GNMA ±	1.63	6-20-2017	3,128	3,256
GNMA ±	1.63	9-20-2017	21,929	21,974

Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA ±	1.63%	9-20-2017	$1,857	$1,930
GNMA ±	1.63	6-20-2021	65,012	67,704
GNMA ±	1.63	8-20-2021	23,484	24,426
GNMA ±	1.63	8-20-2021	50,620	51,739
GNMA ±	1.63	12-20-2021	10,113	10,334
GNMA ±	1.63	1-20-2022	113,118	115,563
GNMA ±	1.63	2-20-2022	44,844	46,458
GNMA ±	1.63	2-20-2022	105,026	107,314
GNMA ±	1.63	2-20-2022	6,404	6,677
GNMA ±	1.63	3-20-2022	123,132	125,835
GNMA ±	1.63	3-20-2022	206,003	210,523
GNMA ±	1.63	4-20-2022	333,123	340,939
GNMA ±	1.63	4-20-2022	322,487	330,053
GNMA ±	1.63	5-20-2022	32,154	33,489
GNMA ±	1.63	5-20-2022	315,489	322,944
GNMA ±	1.63	5-20-2022	87,039	89,097
GNMA ±	1.63	6-20-2022	25,923	26,540
GNMA ±	1.63	7-20-2022	12,865	13,381
GNMA ±	1.63	9-20-2022	108,895	109,129
GNMA ±	1.63	9-20-2022	49,839	51,051
GNMA ±	1.63	9-20-2022	10,860	11,124
GNMA ±	1.63	10-20-2022	37,223	38,097
GNMA ±	1.63	10-20-2022	126,767	129,743
GNMA ±	1.63	11-20-2022	81,579	83,507
GNMA ±	1.63	11-20-2022	98,716	101,048
GNMA ±	1.63	12-20-2022	8,218	8,550
GNMA ±	1.63	12-20-2022	29,689	30,395
GNMA ±	1.63	12-20-2022	398,693	413,501
GNMA ±	1.63	1-20-2023	898,285	932,000
GNMA ±	1.63	1-20-2023	64,939	66,464
GNMA ±	1.63	2-20-2023	81,817	83,752
GNMA ±	1.63	2-20-2023	45,644	47,290
GNMA ±	1.63	2-20-2023	83,229	85,196
GNMA ±	1.63	3-20-2023	87,417	89,498
GNMA ±	1.63	4-20-2023	14,265	14,627
GNMA ±	1.63	4-20-2023	34,225	35,095
GNMA ±	1.63	5-20-2023	12,987	13,526
GNMA ±	1.63	5-20-2023	30,280	31,054
GNMA ±	1.63	6-20-2023	327,131	335,539
GNMA ±	1.63	6-20-2023	139,233	142,812
GNMA ±	1.63	7-20-2023	4,812	5,004
GNMA ±	1.63	9-20-2023	429,069	440,306
GNMA ±	1.63	9-20-2023	95,311	97,807
GNMA ±	1.63	9-20-2023	368,702	378,174
GNMA ±	1.63	10-20-2023	931,942	955,489
GNMA ±	1.63	11-20-2023	675,709	692,539
GNMA ±	1.63	11-20-2023	665,492	682,393
GNMA ±	1.63	12-20-2023	28,238	29,233
GNMA ±	1.63	12-20-2023	119,414	122,466
GNMA ±	1.63	12-20-2023	888,872	911,465
GNMA ±	1.63	4-20-2024	45,366	46,592
GNMA ±	1.63	4-20-2024	254,715	264,281
GNMA ±	1.63	5-20-2024	207,914	213,591
GNMA ±	1.63	5-20-2024	19,173	19,697
GNMA ±	1.63	6-20-2024	23,797	24,447
GNMA ±	1.63	6-20-2024	34,257	35,198
GNMA ±	1.63	6-20-2024	123,234	126,616
GNMA ±	1.63	7-20-2024	84,123	87,504
GNMA ±	1.63	7-20-2024	641,302	659,015
GNMA ±	1.63	8-20-2024	42,002	43,613
GNMA ±	1.63	11-20-2024	111,542	116,064
GNMA ±	1.63	4-20-2025	135,025	140,221
GNMA ±	1.63	9-20-2025	175,328	180,527
GNMA ±	1.63	10-20-2025	645,928	664,388
GNMA ±	1.63	1-20-2026	700,027	719,923

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA ±	1.63%	2-20-2026	$549,334	$565,002
GNMA ±	1.63	10-20-2026	121,105	124,731
GNMA ±	1.63	1-20-2027	256,546	264,177
GNMA ±	1.63	1-20-2027	9,984	9,980
GNMA ±	1.63	5-20-2027	26,429	27,450
GNMA ±	1.63	8-20-2027	21,306	21,995
GNMA ±	1.63	9-20-2027	3,565	3,673
GNMA ±	1.63	10-20-2027	7,575	7,811
GNMA ±	1.63	1-20-2028	8,539	8,803
GNMA ±	1.63	12-20-2029	224,787	232,304
GNMA ±	1.63	1-20-2030	130,754	135,066
GNMA ±	1.63	10-20-2030	160,897	166,413
GNMA ±	1.63	11-20-2031	6,049	6,068
GNMA ±	1.63	4-20-2032	79,893	83,182
GNMA ±	1.63	5-20-2032	211,778	220,496
GNMA ±	1.63	6-20-2032	466,988	486,212
GNMA ±	1.63	11-20-2032	507,901	522,903
GNMA ±	1.63	2-20-2033	4,048	4,192
GNMA ±	1.63	3-20-2033	48,172	50,229
GNMA ±	2.00	1-20-2017	7,757	8,102
GNMA ±	2.00	2-20-2017	41,025	42,853
GNMA ±	2.00	3-20-2017	6,802	7,105
GNMA ±	2.00	9-20-2017	2,678	2,804
GNMA ±	2.00	7-20-2018	443	445
GNMA ±	2.00	8-20-2018	6,799	7,122
GNMA ±	2.00	1-20-2021	21,974	21,965
GNMA ±	2.00	2-20-2021	51,781	54,128
GNMA ±	2.00	8-20-2021	11,143	11,485
GNMA ±	2.00	10-20-2021	237,736	245,173
GNMA ±	2.00	11-20-2021	30,530	31,493
GNMA ±	2.00	2-20-2022	4,839	5,059
GNMA ±	2.00	3-20-2022	40,811	42,663
GNMA ±	2.00	5-20-2022	19,791	20,624
GNMA ±	2.00	7-20-2022	6,864	7,194
GNMA ±	2.00	12-20-2022	69,337	72,493
GNMA ±	2.00	2-20-2023	5,630	5,651
GNMA ±	2.00	10-20-2024	1,148,416	1,193,211
GNMA ±	2.00	11-20-2024	557,227	579,074
GNMA ±	2.00	7-20-2025	7,875	8,196
GNMA ±	2.00	9-20-2026	116,949	122,524
GNMA ±	2.00	11-20-2026	10,293	10,758
GNMA ±	2.00	2-20-2027	7,395	7,729
GNMA ±	2.00	7-20-2027	2,821	2,955
GNMA ±	2.00	8-20-2027	4,244	4,448
GNMA ±	2.00	11-20-2027	6,234	6,375
GNMA ±	2.05	8-20-2062	8,462,364	8,985,820
GNMA ±	2.06	9-20-2062	2,645,372	2,813,324
GNMA ±	2.13	1-20-2022	4,453	4,663
GNMA ±	2.13	7-20-2022	5,031	5,053
GNMA ±	2.13	7-20-2022	6,409	6,437
GNMA ±	2.50	7-20-2016	8,893	9,281
GNMA ±	2.50	8-20-2017	14,342	15,021
GNMA ±	2.50	10-20-2017	5,898	6,171
GNMA ±	2.50	11-20-2017	12,293	12,862
GNMA ±	2.50	12-20-2017	14,345	15,010
GNMA ±	2.50	7-20-2018	39,434	41,310
GNMA ±	2.50	8-20-2018	15,984	16,745
GNMA ±	2.50	3-20-2019	2,528	2,659
GNMA ±	2.50	11-20-2020	17,242	18,046
GNMA ±	2.50	12-20-2020	11,855	12,411
GNMA ±	2.50	5-20-2021	9,317	9,743
GNMA ±	2.50	12-20-2021	24,380	25,211
GNMA ±	2.50	7-20-2022	7,141	7,485
GNMA ±	2.50	7-20-2024	310,665	325,620
GNMA ±	2.50	8-20-2024	57,338	60,099

Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA ±	2.50%	10-20-2024	$544,995	$575,303
GNMA ±	2.50	12-20-2024	390,934	412,866
GNMA ±	2.50	4-20-2025	5,607	5,928
GNMA ±	2.75	10-20-2017	35,162	36,121
GNMA ±	3.00	2-20-2016	4,887	4,908
GNMA ±	3.00	3-20-2016	10,859	10,973
GNMA ±	3.00	4-20-2016	8,919	9,139
GNMA ±	3.00	5-20-2016	830	851
GNMA ±	3.00	7-20-2017	7,232	7,459
GNMA ±	3.00	8-20-2017	73,520	76,293
GNMA ±	3.00	8-20-2017	6,200	6,225
GNMA ±	3.00	9-20-2017	80,007	83,028
GNMA ±	3.00	11-20-2017	15,835	16,486
GNMA ±	3.00	12-20-2017	98,249	102,284
GNMA ±	3.00	1-20-2018	26,396	27,512
GNMA ±	3.00	6-20-2018	5,983	6,221
GNMA ±	3.00	11-20-2018	3,787	3,958
GNMA ±	3.00	12-20-2018	929	971
GNMA ±	3.00	1-20-2019	1,978	1,984
GNMA ±	3.00	2-20-2019	6,763	7,052
GNMA ±	3.00	3-20-2019	9,921	10,344
GNMA ±	3.00	5-20-2019	16,645	17,310
GNMA ±	3.00	6-20-2019	35,267	36,676
GNMA ±	3.00	8-20-2019	12,681	12,683
GNMA ±	3.00	6-20-2020	8,075	8,399
GNMA ±	3.00	1-20-2021	237	247
GNMA ±	3.00	2-20-2021	351	367
GNMA ±	3.50	9-20-2017	13,952	14,681
GNMA ±	3.50	10-20-2017	240	242
GNMA ±	3.50	11-20-2017	35,849	37,663
GNMA ±	3.50	2-20-2018	27,356	28,651
GNMA ±	3.50	3-20-2018	3,281	3,459
GNMA ±	3.50	4-20-2018	5,443	5,736
GNMA ±	3.50	5-20-2018	1,250	1,263
GNMA ±	3.50	9-20-2018	4,168	4,399
GNMA ±	3.50	2-20-2019	23,795	25,099
GNMA ±	3.50	9-20-2019	26,487	27,955
GNMA ±	3.50	1-20-2020	11,568	11,619
GNMA ±	4.00	1-20-2016	71,949	75,226
GNMA ±	4.00	3-20-2016	13,881	14,489
GNMA ±	4.00	4-20-2016	2,023	2,112
GNMA ±	4.00	5-20-2016	270	282
GNMA ±	4.00	11-20-2017	15,100	15,895
GNMA ±	4.00	4-20-2018	9,852	10,337
GNMA ±	4.00	11-20-2018	57,716	60,960
GNMA ±	4.00	1-20-2019	71,041	72,422
GNMA ±	4.00	5-20-2019	4,269	4,486
GNMA ±	4.50	12-20-2017	2,641	2,803
GNMA ±	5.00	8-20-2015	1,897	1,949
GNMA ±	5.00	9-20-2015	3,203	3,308
GNMA ±	5.00	10-20-2015	3,417	3,534
GNMA	6.45	4-20-2025	73,373	82,336
GNMA	6.45	5-20-2025	32,839	35,830
GNMA	6.45	9-20-2025	49,540	57,366
GNMA	6.50	6-20-2034	84,297	88,127
GNMA	6.50	8-20-2034	1,072,596	1,272,358
GNMA	6.50	8-20-2034	121,014	128,772
GNMA	6.75	2-15-2029	134,479	152,818
GNMA	7.00	7-20-2034	66,715	69,162
GNMA	7.25	7-15-2017	14,446	14,639
GNMA	7.25	8-15-2017	33,248	35,138
GNMA	7.25	8-15-2017	16,874	17,145
GNMA	7.25	9-15-2017	25,925	27,485
GNMA	7.25	10-15-2017	44,916	47,416
GNMA	7.25	10-15-2017	15,757	15,992

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund

Security name		Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA		7.25%	11-15-2017	$18,538	$19,215
GNMA		7.25	1-15-2018	7,422	7,449
GNMA		7.25	1-15-2018	10,056	10,092
GNMA		7.25	2-15-2018	19,811	20,210
GNMA		7.25	5-15-2018	10,605	10,643
GNMA		9.00	5-15-2016	5,361	5,386
GNMA		9.00	7-15-2016	497	500
GNMA		9.00	8-15-2016	7,656	7,693
GNMA		9.00	11-15-2016	4,727	4,750
GNMA		9.00	11-15-2016	2,847	2,962
GNMA		9.00	12-15-2016	184	185
GNMA		9.00	2-15-2017	5,084	5,366
GNMA		9.00	5-15-2017	924	929
GNMA		9.00	7-15-2017	7,875	7,913
GNMA		9.00	3-15-2020	3,975	4,092
GNMA		9.00	8-15-2021	676	680
GNMA		9.00	7-20-2024	1,040	1,070
GNMA		9.00	8-20-2024	430	485
GNMA		9.00	9-20-2024	2,540	2,919
GNMA		9.00	10-20-2024	9,972	11,108
GNMA		9.00	11-20-2024	185	186
GNMA		9.00	1-20-2025	8,656	10,025
GNMA		9.00	2-20-2025	24,643	28,327
GNMA Series 2011-H12 Class FA ±		0.64	2-20-2061	3,363,034	3,351,700
GNMA Series 2011-H17 Class FA ±		0.68	6-20-2061	1,813,698	1,810,370
SBA ±		4.01	9-25-2037	12,670,421	14,515,731
Total Agency Securities (Cost $1,374,891,740)					1,400,391,928

		Yield		Shares
Short-Term Investments : 8.50%

Investment Companies : 8.44%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)		0.01		129,918,485	129,918,485

				Principal
U.S. Treasury Securities : 0.06%
U.S. Treasury Bill #(z)		0.04	6-19-2014	$900,000	899,983

Total Short-Term Investments (Cost $130,818,463)					130,818,468

Total investments in securities (Cost $1,505,710,203)*	99.44%				1,531,210,396
Other assets and liabilities, net	0.56				8,659,667

Total net assets	100.00%				$1,539,870,063

±	Variable rate investment. The rate shown is the rate in effect at period end.
(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.
(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended
(u)	Rate shown is the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents current yield to maturity.
*	Cost for federal income tax purposes is $1,506,674,911 and unrealized gains (losses) consists of:

Gross unrealized gains	$26,343,129
Gross unrealized losses	(1,807,644)

Net unrealized gains	$24,535,485

Wells Fargo Advantage Adjustable Rate Government Fund (the “Fund”)

Notes to Portfolio of investments — May 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2014, the inputs used in valuing investments in securities were as follows:

Assets	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Investments in :
Agency securities	$0	$1,400,391,928	$0	$1,400,391,928
Short-term investments
Investment companies	129,918,485	0	0	129,918,485
U.S. Treasury securities	899,983	0	0	899,983

	130,818,468	1,400,391,928	0	1,531,210,396

Futures contracts	54,906	0	0	54,906

Total assets	$130,873,374	$1,400,391,928	$0	$1,531,265,302

Futures contracts are reported at their variation margin at measurement date, which represents the amount due/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of May 31, 2014, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At May 31, 2014, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2014	Unrealized losses
9-19-2014	JPMorgan	267 Short	10-Year U.S. Treasury Notes	$33,512,672	$(140,265)
9-30-2014	JPMorgan	470 Short	5-Year U.S. Treasury Notes	56,286,172	(100,034)

Wells Fargo Advantage Conservative Income Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities : 23.36%
Ally Auto Receivables Trust Series 2012-3 Class A2	0.52%	5-20-2015	$210,837	$210,839
BMW Vehicle Lease Trust Series 2014-1 Class A2	0.45	3-21-2016	1,500,000	1,500,485
California Republic Auto Receivable Trust Series 2014-1 Class A2	0.62	1-17-2017	1,000,000	1,000,390
Cards II Trust Series 2012-4A Class A 144A±	0.60	9-15-2017	1,000,000	1,001,340
CarMax Auto Owner Trust Series 2013-3 Class A2	0.59	8-15-2016	1,582,645	1,584,171
Fifth Third Auto Trust 2014-1 Class A2	0.46	8-15-2016	2,500,000	2,500,903
Ford Credit Auto Lease Trust Series 2013-B Class A2A	0.59	1-15-2016	1,000,000	1,000,901
Ford Credit Auto Owner Trust Series 2013-B Class A3	0.76	9-15-2016	2,000,000	2,004,772
GM Financial Automobile Leasing Trust Series 2014-1A Class A2 144A	0.61	7-20-2016	2,000,000	2,000,844
Golden Credit Card Trust Series 2012-5A Class A 144A	0.79	9-15-2017	1,000,000	1,001,837
Hyundai Auto Lease Securitization Trust Series 2013-A Class A3 144A	0.66	6-15-2016	1,250,000	1,251,934
Hyundai Auto Lease Securitization Trust Series 2013-B Class A3 144A	0.98	10-17-2016	600,000	603,291
Hyundai Auto Receivables Trust Series 2012-C Class A3	0.53	4-17-2017	1,000,000	1,001,019
M&T Bank Auto Receivables Trust Series 2013-1A Class A2 144A	0.66	2-16-2016	966,302	967,096
M&T Bank Auto Receivables Trust Series 2013-1A Class A3 144A	1.06	11-15-2017	1,200,000	1,208,490
Mercedes-Benz Auto Lease Trust Series 2013-B Class A2	0.53	9-15-2015	250,000	250,115
Mercedes-Benz Auto Receivables Trust Series 2013-B Class A3	0.62	7-15-2016	1,000,000	1,001,572
Nissan Auto Lease Trust Series 2012-B Class A2A	0.45	6-15-2015	70,724	70,725
Nissan Auto Lease Trust Series 2013-B Class A3	0.75	6-15-2016	1,000,000	1,002,661
Penarth Master Issuer Series 2013-1A Class A1 144A±	0.54	11-18-2017	1,000,000	1,001,619
Porsche Innovative Lease Owner Pilot Trust Series 2013-1 Class A2 144A	0.54	1-22-2016	1,435,747	1,436,829
Smart Trust Series 2011-4USA Class A3A 144A	1.81	11-14-2015	357,256	358,346
Smart Trust Series 2014-1US Class A2A	0.58	7-14-2016	1,500,000	1,500,373
Volkswagen Auto Lease Trust Series 2013-A Class A2A	0.63	12-21-2015	429,535	429,998
Volkswagen Auto Lease Trust Series 2014-A Class A2A	0.52	10-20-2016	1,500,000	1,501,181
Volvo Financial Equipment LLC Series 2014-1A Class A2 144A	0.54	11-15-2016	2,000,000	2,000,370
World Omni Automobile Lease Securitization Trust Series 2012-A Class A3	0.93	11-16-2015	731,695	732,724
World Omni Automobile Receivables Trust Series 2013-B Class A2	0.48	11-15-2016	1,167,369	1,168,024

Total Asset-Backed Securities (Cost $31,269,244)				31,292,849

Certificates of Deposit : 1.49%
Credit Suisse NY ±	0.56	8-24-2015	2,000,000	2,000,000

Total Certificates of Deposit (Cost $2,000,000)				2,000,000

Corporate Bonds and Notes : 16.40%

Consumer Discretionary : 1.54%

Media : 1.54%
Comcast Corporation	5.90	3-15-2016	472,000	516,552
NBCUniversal Media LLC	3.65	4-30-2015	1,500,000	1,545,764

				2,062,316

Financials : 13.21%

Banks : 4.18%
Bank of America Corporation ±	0.70	2-14-2017	250,000	250,206
Bank of America Corporation	4.50	4-1-2015	500,000	516,003
Bank of America Corporation	5.00	1-15-2015	450,000	462,378
Citigroup Incorporated ±	0.78	3-10-2017	350,000	350,001
Citigroup Incorporated ±	0.90	11-15-2016	500,000	502,113
Citigroup Incorporated ±	1.19	7-25-2016	500,000	505,013
Citigroup Incorporated	2.25	8-7-2015	500,000	509,086
JPMorgan Chase & Company ±	0.74	2-15-2017	2,000,000	2,004,862

1

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Conservative Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Union Bank NA ±	0.99%	9-26-2016	$500,000	$505,172
				5,604,834

Capital Markets : 3.20%
Goldman Sachs Group Incorporated	3.30	5-3-2015	1,250,000	1,280,638
Goldman Sachs Group Incorporated	3.70	8-1-2015	371,000	383,622
Merrill Lynch & Company Incorporated	5.30	9-30-2015	595,000	630,349
Morgan Stanley	6.00	4-28-2015	1,900,000	1,991,339
				4,285,948

Consumer Finance : 2.94%
American Express Credit Corporation	2.75	9-15-2015	521,000	535,982
Daimler Finance North America LLC 144A	2.30	1-9-2015	1,030,000	1,041,448
Daimler Finance Northern America LLC 144A	1.65	4-10-2015	375,000	379,024
HSBC Finance Corporation ±	0.67	6-1-2016	350,000	349,792
HSBC Finance Corporation	5.00	6-30-2015	1,560,000	1,631,470
				3,937,716

Diversified Financial Services : 0.71%
General Electric Capital Corporation	3.50	6-29-2015	925,000	955,894

Insurance : 1.79%
MassMutual Global Funding 144A	3.13	4-14-2016	750,000	784,077
MetLife Global Funding 144A	3.13	1-11-2016	830,000	862,370
New York Life Global Funding 144A	1.30	1-12-2015	750,000	754,620
				2,401,067

Metals & Mining : 0.39%
BHP Billiton Finance USA Limited	1.13	11-21-2014	515,000	517,184

Health Care : 0.75%

Health Care Providers & Services : 0.75%
Providence Health & Services Obligated Group ±	0.88	10-1-2015	1,000,000	1,000,008

Utilities : 0.90%

Electric Utilities : 0.90%
Commonwealth Edison Company	4.70	4-15-2015	524,000	543,261
Southern Company	2.38	9-15-2015	650,000	665,332
				1,208,593

Total Corporate Bonds and Notes (Cost $21,913,395)				21,973,560

Municipal Obligations : 9.33%

California : 4.07%
California (GO)	0.85	2-1-2015	1,000,000	1,004,680
California (GO)	5.10	8-1-2014	350,000	352,860
Northern California Transmission Refunding Oregon Project Series B (Utilities Revenue)	5.37	5-1-2015	1,000,000	1,045,880
Riverside County CA Public Financing Authority Indian Wells Project Series A Class T (Tax Revenue)	0.83	9-1-2015	1,045,000	1,046,338
University of California Series Y-1 (Education Revenue) ±	0.65	7-1-2041	2,000,000	2,002,160
				5,451,918

2

Wells Fargo Advantage Conservative Income Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois : 1.54%
Chicago IL Midway Airport Series C (Airport Revenue)	1.32%	1-1-2016	$600,000	$608,334
Illinois (GO)	4.96	3-1-2016	1,365,000	1,454,503
				2,062,837

Indiana : 0.37%
Indiana Bond Bank Taxable School Severance Funding (Miscellaneous Revenue)	0.66	1-15-2015	500,000	501,335

New Jersey : 0.75%
New Jersey Building Authority Series B (Miscellaneous Revenue)	0.75	6-15-2015	1,000,000	1,003,710

New York : 1.50%
Suffolk County NY TAN Series I (GO)	1.50	8-14-2014	2,000,000	2,004,900

Ohio : 0.26%
JobsOhio Beverage Systems Statewide Liquor Profits Senior Lien Series 2013-B (Miscellaneous Revenue)	0.87	1-1-2015	350,000	351,295

South Carolina : 0.84%
Lancaster SC Educational Assistance Program Incorporated Installment Purchase Refunding Bonds School District Series 2013-A (Miscellaneous Revenue)	0.73	12-1-2014	355,000	355,941
South Carolina Public Service Authority Series D (GO) ±	1.03	6-1-2015	760,000	762,478
				1,118,419

Total Municipal Obligations (Cost $12,445,419)				12,494,414

Non-Agency Mortgage Backed Securities : 6.16%
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-T20 Class A4A ±	5.14	10-12-2042	920,000	963,602
CCG Receivables Trust Class 2014-1 Class A2 144A	1.06	11-15-2021	2,000,000	1,998,122
Citigroup/Deutsche Bank Commercial Mortgage Trust Pass-Through Certificate Series 2005-CD1 Class A4 ±	5.23	7-15-2044	487,568	508,703
Commercial Mortgage Trust Pass-Through Certificate Series 2005-C6 Class A5A ±	5.12	6-10-2044	594,012	615,440
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP3 Class A4A ±	4.94	8-15-2042	485,830	502,466
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP5 Class A4 ±	5.24	12-15-2044	1,720,000	1,804,270
Merrill Lynch Mortgage Trust Series 2005-CKI1 Class A6 ±	5.28	11-12-2037	1,774,000	1,852,684

Total Non-Agency Mortgage Backed Securities (Cost $8,249,642)				8,245,287

Yankee Corporate Bonds and Notes : 21.86%

Consumer Discretionary : 1.34%

Automobiles : 1.34%
Volkswagen International Finance NV 144A	1.63	3-22-2015	1,775,000	1,792,633

Consumer Staples : 1.20%

Tobacco : 1.20%
BAT International Finance plc 144A	1.40	6-5-2015	1,600,000	1,613,293

Energy : 1.44%

Oil, Gas & Consumable Fuels : 1.44%
BP Capital Markets plc	3.88	3-10-2015	900,000	924,684

3

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Conservative Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
CNPC General Capital Limited 144A±	1.13%	5-14-2017	$1,000,000	$1,002,883
				1,927,567

Financials : 16.48%

Banks : 13.46%
ABN Amro Bank NV 144A±	1.03	10-28-2016	2,000,000	2,015,100
ANZ New Zealand International Limited of London 144A	1.85	10-15-2015	1,050,000	1,067,681
Banco Santander Chile 144A±	1.13	4-11-2017	1,250,000	1,250,003
Banque Federative du Credit Mutuel SA 144A±	1.08	1-20-2017	1,000,000	1,005,987
BPCE SA ±	1.48	4-25-2016	1,000,000	1,015,228
Export-Import Bank of Korea ±	0.98	1-14-2017	500,000	502,719
Export-Import Bank of Korea	5.88	1-14-2015	750,000	773,977
ING Bank NV 144A	2.00	9-25-2015	1,200,000	1,220,369
Kookmin Bank 144A±	1.10	1-27-2017	1,000,000	1,005,645
Kookmin Bank 144A±	1.48	10-11-2016	500,000	507,806
Lloyds TSB Bank plc 144A	4.38	1-12-2015	1,500,000	1,535,493
Macquarie Bank Limited 144A	3.45	7-27-2015	1,000,000	1,029,198
Nationwide Building Society 144A	4.65	2-25-2015	1,500,000	1,543,869
Rabobank Nederland 144A	3.20	3-11-2015	900,000	919,760
Royal Bank of Scotland plc 144A	4.88	8-25-2014	500,000	504,894
Royal Bank of Scotland plc	4.88	3-16-2015	850,000	877,379
Sumitomo Mitsui Trust Bank Limited 144A±	1.01	9-16-2016	750,000	755,439
Westpac Banking Corporation ±	0.66	11-25-2016	500,000	501,847
				18,032,394

Diversified Financial Services : 3.02%
Abbey National Treasury Services plc ±	0.74	3-13-2017	500,000	500,550
Abbey National Treasury Services plc	4.00	4-27-2016	1,000,000	1,057,890
Deutsche Bank AG London	3.88	8-18-2014	500,000	503,729
Macquarie Bank Limited 144A±	1.02	3-24-2017	1,000,000	1,003,322
UBS AG Stamford Connecticut	3.88	1-15-2015	961,000	982,047
				4,047,538

Telecommunication Services : 1.03%

Wireless Telecommunication Services : 1.03%
America Movil SAB de CV ±	1.23	9-12-2016	850,000	860,344
America Movil SAB de CV	5.75	1-15-2015	500,000	515,000
				1,375,344

Utilities : 0.37%

Electric Utilities : 0.37%
Korea Electric Power Corporation 144A	5.50	7-21-2014	500,000	503,166

Total Yankee Corporate Bonds and Notes (Cost $29,192,854)				29,291,935

Short-Term Investments : 21.13%

Commercial Paper : 21.11%
Alpine Securitization 144A(p)(z)	0.26	10-2-2014	1,500,000	1,498,678
Alpine Securitization 144A(p)(z)	0.27	10-20-2014	1,250,000	1,248,688
Anglesea Funding LLC 144A(p)(z)	0.34	12-1-2014	1,900,000	1,896,734
Antalis US Funding Corporation 144A(p)(z)	0.24	7-8-2014	1,000,000	999,750
Bennington Stark Capital Company LLC 144A(z)	0.00	6-2-2014	1,000,000	1,000,000
BPCE 144A(z)	0.24	11-3-2014	900,000	898,691
Chinatex Capital Limited (z)	0.33	6-20-2014	2,600,000	2,599,519
CNPC Finance Hong Kong Limited 144A(z)	0.40	7-14-2014	2,000,000	1,999,020
Collateralized Commercial Paper Company II LLC	0.41	10-16-2014	2,000,000	1,996,978

4

Wells Fargo Advantage Conservative Income Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Commercial Paper (continued)
Collateralized Commercial Paper Company LLC (p)		0.01%	2-12-2015	$1,000,000	$997,379
GDF Suez 144A(p)(z)		0.18	6-30-2014	750,000	749,889
ING (U.S.) Funding LLC		0.32	7-10-2014	1,000,000	999,673
LMA Americas LLC 144A(p)		0.01	6-17-2014	1,100,000	1,099,890
LMA Americas LLC 144A(p)		0.01	10-6-2014	1,800,000	1,797,984
Mountcliff Funding LLC 144A(p)(z)		0.23	8-1-2014	1,400,000	1,399,440
Mountcliff Funding LLC 144A		0.39	8-7-2014	2,000,000	1,998,607
Northern Pines Funding LLC 144A(p)(z)		0.32	9-30-2014	2,000,000	1,997,800
Sinopec Century Bright Capital Investment Limited 144A(z)		0.37	6-19-2014	2,000,000	1,999,612
Suncorp Group Limited 144A		0.55	7-10-2014	1,100,000	1,099,361
					28,277,693

		Yield		Shares
Investment Companies : 0.02%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class(u)(l)		0.07		28,036	28,036

				Principal
U.S. Treasury Securities : 0.00%
U.S. Treasury Bill #(z)		0.00	6-19-2014	$5,000	5,000

Total Short-Term Investments (Cost $28,310,729)					28,310,729

Total investments in securities (Cost $133,381,283)	99.73%				133,608,774
Other assets and liabilities, net	0.27				367,781

Total net assets	100.00%				$133,976,555

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(p)	Asset-backed commercial paper
(z)	Zero coupon security. The rate represents the current yield to maturity.
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $133,381,283 and unrealized gains (losses) consists of:

Gross unrealized gains	$239,959
Gross unrealized losses	(12,468)

Net unrealized gains	$227,491

5

Wells Fargo Advantage Conservative Income Fund (the “Fund”)

Notes to Portfolio of investments — May 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2014, the inputs used in valuing investments in securities were as follows:

Assets	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Investments in :
Asset-backed securities	$0	$31,292,849	$0	$31,292,849
Certificates of deposit	0	2,000,000	0	2,000,000
Corporate bonds and notes	0	21,973,560	0	21,973,560
Municipal obligations	0	12,494,414	0	12,494,414
Non-agency mortgage backed securities	0	8,245,287	0	8,245,287
Yankee corporate bonds and notes	0	29,291,935	0	29,291,935
Short-term investments
Commercial paper	0	28,277,693	0	28,277,693
Investment companies	28,036	0	0	28,036
U.S. Treasury securities	5,000	0	0	5,000

Total Assets	$33,036	$133,575,738	$0	$133,608,774
Liabilities
Futures contracts	$469	$0	$0	$469

Total liabilities	$469	$0	$0	$469

Futures contracts are reported at their variation margin at measurement date, which represents the amount due/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of May 31, 2014, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At May 31, 2014, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2014	Unrealized losses
9-30-2014	JPMorgan	15 Short	2-Year U.S. Treasury Notes	$3,296,484	$(966)

Wells Fargo Advantage Government Securities Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 65.56%
FDIC Series 2010-S1 Class 1A ±144A	0.70%	2-25-2048	$8,897,840	$8,901,960
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	6,296,815	6,192,627
FHLB	5.63	3-14-2036	6,150,000	7,926,132
FHLMC ±	0.59	11-15-2033	773,423	773,736
FHLMC ±	2.26	10-1-2026	240,048	255,058
FHLMC	2.38	1-13-2022	10,415,000	10,413,084
FHLMC ±	2.38	6-1-2032	95,664	100,740
FHLMC ±	2.53	7-1-2029	236,346	249,124
FHLMC ±	2.53	9-1-2031	9,765	9,768
FHLMC ±	2.53	9-1-2031	58,996	59,114
FHLMC ±	2.62	1-1-2038	1,097,844	1,178,490
FHLMC ±	2.89	5-1-2026	72,597	76,055
FHLMC ±	2.99	7-1-2032	1,830,229	1,874,956
FHLMC %%	3.50	6-1-2044	80,990,000	83,280,494
FHLMC %%	4.00	6-1-2044	11,875,000	12,559,667
FHLMC	4.50	3-1-2042	1,189,421	1,286,823
FHLMC	5.00	5-1-2018	323,341	343,091
FHLMC	5.00	4-1-2019	261,880	277,962
FHLMC	5.00	4-1-2019	315,252	334,629
FHLMC	5.00	6-1-2019	423,878	449,977
FHLMC	5.00	8-1-2019	1,571,655	1,668,460
FHLMC	5.00	10-1-2019	579,971	615,718
FHLMC	5.00	2-1-2020	1,643,484	1,769,844
FHLMC	5.00	8-1-2040	3,780,754	4,177,407
FHLMC	5.50	11-1-2023	263,946	289,304
FHLMC	5.50	7-1-2035	9,848,883	11,019,901
FHLMC	5.50	12-1-2038	6,597,814	7,320,520
FHLMC	6.00	1-1-2024	4,026,996	4,393,969
FHLMC	6.00	10-1-2032	81,674	92,524
FHLMC	6.00	5-25-2043	7,190,756	8,300,901
FHLMC ±	6.38	1-1-2026	82,008	81,575
FHLMC	6.50	4-1-2018	30,139	31,555
FHLMC	6.50	4-1-2021	61,520	64,967
FHLMC	6.50	4-1-2022	147,958	166,787
FHLMC	6.50	9-1-2028	23,916	26,960
FHLMC	6.50	9-1-2028	45,072	50,891
FHLMC	6.50	7-1-2031	7	8
FHLMC	6.50	8-1-2037	213,461	232,268
FHLMC	7.00	10-1-2014	60,178	60,707
FHLMC	7.00	12-1-2023	7,028	8,022
FHLMC	7.00	5-1-2024	11,703	12,004
FHLMC	7.00	12-1-2026	2,406	2,460
FHLMC	7.00	12-1-2026	4,398	4,760
FHLMC	7.00	12-1-2026	370	372
FHLMC	7.00	12-1-2026	976	1,089
FHLMC	7.00	4-1-2029	1,899	1,905
FHLMC	7.00	4-1-2029	4,011	4,679
FHLMC	7.00	5-1-2029	28,123	32,817
FHLMC	7.00	4-1-2032	234,062	272,310
FHLMC	7.50	11-1-2031	303,416	349,846
FHLMC	7.50	4-1-2032	273,676	314,911
FHLMC	8.00	2-1-2017	8,302	8,780
FHLMC	8.00	8-1-2023	39,749	43,974
FHLMC	8.00	6-1-2024	10,223	11,599
FHLMC	8.00	6-1-2024	4,058	4,205
FHLMC	8.00	6-1-2024	13,177	14,744
FHLMC	8.00	8-1-2026	28,735	34,114
FHLMC	8.00	11-1-2026	31,303	37,203
FHLMC	8.00	11-1-2028	23,172	26,398
FHLMC	8.50	7-1-2022	5,437	6,108
FHLMC	8.50	12-1-2025	21,153	24,420
FHLMC	8.50	5-1-2026	3,110	3,531
FHLMC	8.50	8-1-2026	7,446	7,831
FHLMC	8.50	8-1-2026	26,948	27,070
FHLMC	9.00	6-1-2016	3,313	3,346

1

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	9.00%	1-1-2017	$7,917	$7,990
FHLMC	9.00	4-1-2017	12,207	12,905
FHLMC	9.00	11-1-2018	46,197	48,586
FHLMC	9.00	8-1-2019	533	578
FHLMC	9.00	8-1-2019	91	93
FHLMC	9.00	12-1-2019	246	272
FHLMC	9.00	1-1-2020	40	41
FHLMC	9.00	2-1-2020	173	193
FHLMC	9.00	3-1-2020	2,126	2,176
FHLMC	9.00	3-1-2020	286	298
FHLMC	9.00	9-1-2020	271	300
FHLMC	9.00	9-1-2020	825	864
FHLMC	9.00	12-1-2020	68	70
FHLMC	9.00	3-1-2021	5,591	6,194
FHLMC	9.00	4-1-2021	6,750	7,366
FHLMC	9.00	4-1-2021	292	331
FHLMC	9.00	4-1-2021	61,827	66,231
FHLMC	9.00	7-1-2021	5,147	5,172
FHLMC	9.00	7-1-2021	4,358	4,536
FHLMC	9.00	8-1-2021	690	791
FHLMC	9.00	7-1-2022	719	744
FHLMC	9.00	9-1-2024	1,719	1,935
FHLMC	9.50	9-1-2016	39	41
FHLMC	9.50	10-1-2016	261	277
FHLMC	9.50	8-1-2018	36	36
FHLMC	9.50	8-1-2019	183	201
FHLMC	9.50	2-1-2020	9	11
FHLMC	9.50	6-1-2020	83	94
FHLMC	9.50	8-1-2020	413	463
FHLMC	9.50	9-1-2020	22	22
FHLMC	9.50	9-1-2020	7,077	7,658
FHLMC	9.50	9-1-2020	63	71
FHLMC	9.50	10-1-2020	45	50
FHLMC	9.50	10-1-2020	82	92
FHLMC	9.50	11-1-2020	94	105
FHLMC	9.50	5-1-2021	282	320
FHLMC	9.50	9-1-2022	736,274	818,665
FHLMC	9.50	4-1-2025	70,208	80,565
FHLMC	10.00	8-1-2017	16	17
FHLMC	10.00	1-1-2019	17	18
FHLMC	10.00	8-1-2019	9	9
FHLMC	10.00	12-1-2019	283	318
FHLMC	10.00	3-1-2020	27	30
FHLMC	10.00	6-1-2020	38	43
FHLMC	10.00	7-1-2020	52	56
FHLMC	10.00	8-1-2020	44	49
FHLMC	10.00	10-1-2021	71,307	79,507
FHLMC	10.00	8-1-2022	330,510	353,878
FHLMC	10.00	2-1-2025	751,899	818,544
FHLMC	10.50	2-1-2019	28	28
FHLMC	10.50	5-1-2019	115	117
FHLMC	10.50	6-1-2019	15	17
FHLMC	10.50	8-1-2019	20,294	22,706
FHLMC	10.50	12-1-2019	20,226	20,670
FHLMC	10.50	5-1-2020	48,147	54,494
FHLMC	10.50	5-1-2020	5,922	6,130
FHLMC	10.50	8-1-2020	15,360	15,444
FHLMC	10.50	8-1-2020	34,850	36,634
FHLMC Series 16 Class D	10.00	10-15-2019	15,211	16,384
FHLMC Series 2882 Class TF ±	0.40	10-15-2034	3,000,891	3,006,779
FHLMC Series 3221 Class VA	5.00	9-15-2017	4,699,075	4,882,029
FHLMC Series 3706 Class C	2.00	8-15-2020	5,981,541	6,099,676
FHLMC Series 3767 Class PD	4.00	7-15-2040	492,603	516,564
FHLMC Series 3948 Class DA	3.00	12-15-2024	1,077,087	1,129,726
FHLMC Series K020 Class X1 ±(c)	1.47	5-25-2022	48,377,495	4,491,415

2

Wells Fargo Advantage Government Securities Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC Series T-15 Class A6 ±	0.55%	11-25-2028	$249,313	$246,711
FHLMC Series T-23 Class A ±	0.43	5-25-2030	1,078,170	1,048,825
FHLMC Series T-35 Class A ±	0.43	9-25-2031	452,221	422,803
FHLMC Series T-42 Class A6	9.50	2-25-2042	1,342,934	1,674,824
FHLMC Series T-55 Class 2A1 ±	2.68	3-25-2043	673,299	677,799
FHLMC Series T-57 Class 1A1	6.50	7-25-2043	1,794,106	2,022,659
FHLMC Series T-57 Class 2A1 ±	3.24	7-25-2043	3,613,687	3,764,974
FHLMC Series T-67 Class 1A1C ±	2.96	3-25-2036	1,936,523	2,023,916
FHLMC Series T-67 Class 2A1C ±	2.93	3-25-2036	3,630,924	3,784,839
FHLMC Series T-75 Class A1 ±	0.19	12-25-2036	6,742,936	6,695,891
FNMA	1.75	5-30-2019	19,000,000	19,116,774
FNMA ±	1.85	1-1-2043	2,529,990	2,583,928
FNMA ±	2.15	5-1-2036	2,402,966	2,541,829
FNMA ±	2.17	12-1-2035	2,199,884	2,329,727
FNMA ±	2.18	5-1-2036	3,915,076	4,111,483
FNMA ±	2.31	9-1-2031	108,272	115,265
FNMA ±	2.31	11-1-2031	212,291	214,923
FNMA ±	2.31	4-1-2032	205,889	206,927
FNMA ±	2.34	6-1-2032	178,111	180,391
FNMA ±	2.35	12-1-2034	2,097,861	2,239,038
FNMA ±	2.39	12-1-2040	90,781	97,102
FNMA ±	2.40	9-1-2031	478,440	484,788
FNMA ±	2.41	8-1-2036	2,980,241	3,208,204
FNMA ±	2.42	6-1-2034	817,647	860,882
FNMA ±	2.48	9-1-2036	1,778,999	1,900,785
FNMA	2.50	4-25-2039	425,231	433,408
FNMA ±	2.53	10-1-2027	292,209	314,984
FNMA ±	2.69	9-1-2027	766,850	818,696
FNMA	3.00	4-1-2022	1,520,929	1,591,605
FNMA %%	3.00	6-1-2029	18,235,000	18,953,003
FNMA %%	3.00	6-1-2044	81,485,000	80,606,494
FNMA ±	3.05	4-1-2033	135,088	136,618
FNMA ±	3.05	5-1-2036	1,606,768	1,706,992
FNMA ±	3.16	2-1-2027	1,083,399	1,106,827
FNMA ±	3.21	7-1-2026	548,890	592,017
FNMA ±	3.22	1-1-2033	99,229	99,639
FNMA %%	3.50	6-1-2029	15,180,000	16,048,106
FNMA %%	3.50	6-1-2044	28,175,000	29,014,530
FNMA ±	3.96	9-1-2028	425,680	445,138
FNMA	4.00	5-1-2021	1,502,257	1,599,590
FNMA %%	4.00	6-1-2029	12,615,000	13,415,264
FNMA %%	4.00	6-1-2044	54,450,000	57,665,953
FNMA ±	4.11	7-1-2033	164,900	165,661
FNMA	4.50	8-1-2018	1,479,361	1,573,019
FNMA	4.50	12-1-2018	1,205,390	1,281,409
FNMA %%	4.50	6-1-2029	11,445,000	12,162,100
FNMA %%	4.50	6-1-2044	17,387,000	18,794,260
FNMA	4.68	2-1-2020	3,287,015	3,657,045
FNMA	4.79	5-1-2019	2,182,174	2,423,490
FNMA	5.00	12-1-2018	942,827	1,001,986
FNMA	5.00	6-1-2019	905,930	962,542
FNMA	5.00	6-1-2023	2,009,349	2,188,529
FNMA	5.00	3-1-2034	1,420,969	1,577,065
FNMA	5.00	8-1-2040	26,689,430	29,560,345
FNMA	5.03	5-1-2015	6,226,801	6,411,004
FNMA	5.22	10-1-2015	3,231,074	3,357,416
FNMA	5.38	5-1-2017	718,347	778,627
FNMA	5.39	1-1-2024	2,682,281	3,023,567
FNMA	5.50	6-1-2016	182,015	193,228
FNMA	5.50	1-1-2025	258,417	281,420
FNMA	5.50	1-1-2025	1,064,468	1,165,839
FNMA	5.50	9-1-2033	4,673,787	5,233,951
FNMA	5.50	9-1-2033	2,124,906	2,375,380
FNMA	5.50	6-1-2034	10,215,687	11,435,254
FNMA	5.50	8-1-2035	1,765,975	1,975,139

3

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	5.50%	1-1-2037	$1,898,095	$2,121,526
FNMA	5.55	5-1-2016	3,082,777	3,326,592
FNMA	5.55	9-1-2019	2,880,201	2,998,611
FNMA	5.61	2-1-2021	2,793,684	3,104,777
FNMA	5.63	2-1-2018	1,083,809	1,211,234
FNMA	5.67	3-1-2016	6,120,394	6,527,332
FNMA	5.67	11-1-2021	5,536,583	6,078,111
FNMA	5.70	3-1-2016	935,238	997,658
FNMA	5.75	5-1-2021	3,521,867	3,994,655
FNMA	5.79	10-1-2017	1,075,465	1,200,129
FNMA	5.95	6-1-2024	1,781,214	2,064,731
FNMA	6.00	5-1-2016	65,889	67,417
FNMA	6.00	3-1-2024	173,601	194,940
FNMA	6.00	2-1-2035	2,294,483	2,536,628
FNMA	6.00	11-1-2037	1,690,614	1,906,064
FNMA %%	6.00	6-1-2044	21,385,000	24,037,754
FNMA	6.08	1-1-2019	808,862	841,042
FNMA	6.50	6-1-2017	149,136	155,732
FNMA	6.50	1-1-2024	87,542	98,635
FNMA	6.50	3-1-2028	45,069	49,749
FNMA	6.50	12-1-2029	555,561	629,356
FNMA	6.50	11-1-2031	134,224	152,636
FNMA	6.50	7-1-2036	1,080,804	1,231,260
FNMA	6.50	7-1-2036	725,843	821,962
FNMA	6.50	9-1-2037	216,960	236,927
FNMA	6.50	7-25-2042	2,492,864	2,842,304
FNMA	6.65	5-1-2016	1,413,603	1,551,336
FNMA	7.00	11-1-2026	16,983	19,568
FNMA	7.00	9-1-2031	6,193	6,252
FNMA	7.00	1-1-2032	6,976	7,874
FNMA	7.00	2-1-2032	170,904	197,978
FNMA	7.00	2-1-2032	8,386	8,733
FNMA	7.00	10-1-2032	459,968	541,459
FNMA	7.00	2-1-2034	3,864	4,184
FNMA	7.00	4-1-2034	335,307	385,611
FNMA	7.00	12-1-2034	43,536	45,568
FNMA	7.00	1-1-2036	9,439	10,357
FNMA	7.00	9-1-2036	418,809	449,588
FNMA	7.50	7-1-2015	3,361	3,377
FNMA	7.50	9-1-2031	152,877	183,630
FNMA	7.50	11-25-2031	810,367	945,184
FNMA	7.50	2-1-2032	63,530	76,644
FNMA	7.50	10-1-2037	2,634,225	3,135,966
FNMA	8.00	8-1-2020	3,068	3,078
FNMA	8.00	5-1-2027	61,001	63,937
FNMA	8.00	10-1-2027	12,940	12,989
FNMA	8.00	6-1-2028	10,042	11,402
FNMA	8.00	2-1-2030	195,031	223,485
FNMA	8.00	9-1-2040	2,072,369	2,465,695
FNMA	8.50	12-1-2014	92	92
FNMA	8.50	5-1-2017	238,537	254,425
FNMA	8.50	5-1-2017	3,975	4,235
FNMA	8.50	8-1-2024	37,002	41,916
FNMA	8.50	5-1-2026	230,120	261,236
FNMA	8.50	7-1-2026	33,462	36,095
FNMA	8.50	8-1-2026	16,952	17,439
FNMA	8.50	9-1-2026	381	394
FNMA	8.50	10-1-2026	36,723	37,586
FNMA	8.50	10-1-2026	384	406
FNMA	8.50	10-1-2026	9,625	9,665
FNMA	8.50	11-1-2026	36,022	37,304
FNMA	8.50	11-1-2026	11,960	12,919
FNMA	8.50	12-1-2026	274,497	331,051
FNMA	8.50	12-1-2026	23,820	27,375
FNMA	8.50	12-1-2026	340	341

4

Wells Fargo Advantage Government Securities Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	8.50%	2-1-2027	$571	$659
FNMA	8.50	2-1-2027	9,172	9,289
FNMA	8.50	3-1-2027	1,502	1,733
FNMA	8.50	3-1-2027	3,026	3,038
FNMA	8.50	6-1-2027	276,799	317,442
FNMA	8.50	7-1-2029	972	985
FNMA	9.00	3-1-2021	46,588	51,099
FNMA	9.00	6-1-2021	232	261
FNMA	9.00	7-1-2021	69,806	76,477
FNMA	9.00	8-1-2021	329	373
FNMA	9.00	10-1-2021	48,344	52,014
FNMA	9.00	1-1-2025	2,977	3,054
FNMA	9.00	1-1-2025	24,409	28,057
FNMA	9.00	2-1-2025	9,995	10,041
FNMA	9.00	3-1-2025	884	902
FNMA	9.00	3-1-2025	4,131	4,379
FNMA	9.00	3-1-2025	1,625	1,633
FNMA	9.00	4-1-2025	3,930	3,948
FNMA	9.00	7-1-2028	48,912	55,092
FNMA	9.50	11-1-2020	216	244
FNMA	9.50	12-15-2020	81,614	87,518
FNMA	9.50	1-1-2021	30,889	32,406
FNMA	9.50	6-1-2022	4,793	5,043
FNMA	9.50	7-1-2028	73,885	86,357
FNMA	10.00	12-1-2020	101,808	113,261
FNMA	11.00	2-1-2019	12,718	12,793
FNMA	11.00	10-15-2020	7,867	8,164
FNMA	11.25	2-1-2016	2,172	2,185
FNMA Series 161 Class 2	8.50	7-25-2022	77,276	20,882
FNMA Series 1988-2 Class Z	10.10	2-25-2018	9,636	10,101
FNMA Series 1988-7 Class Z	9.25	4-25-2018	29,499	32,269
FNMA Series 1989-10 Class Z	9.50	3-25-2019	200,232	224,451
FNMA Series 1989-100 Class Z	8.75	12-25-2019	127,351	142,191
FNMA Series 1989-12 Class Y	10.00	3-25-2019	312,446	350,534
FNMA Series 1989-22 Class G	10.00	5-25-2019	203,738	231,494
FNMA Series 1989-63 Class Z	9.40	10-25-2019	28,852	31,452
FNMA Series 1989-98 Class E	9.20	12-25-2019	77,543	85,704
FNMA Series 1990-144 Class W	9.50	12-25-2020	134,706	153,907
FNMA Series 1990-75 Class Z	9.50	7-25-2020	148,077	169,131
FNMA Series 1990-84 Class Y	9.00	7-25-2020	33,281	37,398
FNMA Series 1990-96 Class Z	9.67	8-25-2020	207,466	237,612
FNMA Series 1991-5 Class Z	8.75	1-25-2021	50,597	56,648
FNMA Series 1991-85 Class Z	8.00	6-25-2021	154,011	167,130
FNMA Series 1992-45 Class Z	8.00	4-25-2022	171,830	199,416
FNMA Series 1999-W6 Class A ±	9.72	9-25-2028	26,750	27,962
FNMA Series 2000-T6 Class A2	9.50	6-25-2030	1,328,396	1,520,986
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	2,020,806	2,328,551
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	503,638	592,494
FNMA Series 2001-T4 Class A1	7.50	7-25-2041	1,183,569	1,419,276
FNMA Series 2001-T8 Class A3 ±	3.62	7-25-2041	1,402,982	1,413,779
FNMA Series 2002-T12 Class A5 ±	3.46	10-25-2041	1,649,725	1,715,262
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	6,687,283	7,659,640
FNMA Series 2002-T5 Class A1 ±	0.39	5-25-2032	444,660	437,414
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	1,087,861	1,215,123
FNMA Series 2003-T2 Class A1 ±	0.43	3-25-2033	410,829	397,365
FNMA Series 2003-W06 Class PT4 ±	8.75	10-25-2042	2,617,973	3,057,261
FNMA Series 2003-W1 Class 1A1 ±	5.92	12-25-2042	965,698	1,096,758
FNMA Series 2003-W11 Class A1 ±	3.28	6-25-2033	182,496	180,413
FNMA Series 2003-W3 Class 1A4 ±	3.34	8-25-2042	4,074,875	4,263,708
FNMA Series 2003-W5 Class A ±	0.37	4-25-2033	713,853	699,593
FNMA Series 2003-W6 Class 6A ±	3.06	8-25-2042	2,966,669	3,098,131
FNMA Series 2003-W8 Class PT1 ±	9.73	12-25-2042	1,069,546	1,243,820
FNMA Series 2003-W9 Class A ±	0.39	6-25-2033	181,966	175,515
FNMA Series 2004-79 Class FA ±	0.44	8-25-2032	1,757,483	1,756,109

5

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 2004-T1 Class 1A2	6.50%	1-25-2044	$1,051,290	$1,205,384
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	2,312,262	2,689,274
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	1,969,696	2,299,210
FNMA Series 2005-71 Class DB	4.50	8-25-2025	2,188,860	2,366,193
FNMA Series 2007-2 Class FA ±	0.35	2-25-2037	354,977	355,014
FNMA Series 2007-W10 Class 2A ±	6.29	8-25-2047	1,157,643	1,312,648
FNMA Series 2009-108 Class DE	4.50	8-25-2027	205,110	209,380
FNMA Series 2011-42 Class A	3.00	2-25-2024	1,602,435	1,675,677
FNMA Series 265 Class 2	9.00	3-1-2024	209,146	244,940
FNMA Series G-8 Class E	9.00	4-25-2021	165,792	187,552
FNMA Series G92-30 Class Z	7.00	6-25-2022	329,211	360,835
FNMA Series G93-39 Class ZQ	6.50	12-25-2023	3,158,494	3,526,389
GNMA ±	3.00	8-20-2020	215,371	223,629
GNMA ±	3.00	11-20-2020	149,853	156,088
GNMA	4.00	6-20-2042	19,037,273	20,352,815
GNMA	4.00	9-20-2042	441,300	471,796
GNMA %%	4.50	6-1-2044	41,770,000	45,501,970
GNMA	5.00	7-20-2040	9,323,167	10,341,336
GNMA	6.00	8-20-2034	372,079	417,117
GNMA	6.50	12-15-2025	44,644	50,732
GNMA	6.50	4-15-2029	622	706
GNMA	6.50	5-15-2029	4,028	4,578
GNMA	6.50	5-15-2031	2,647	3,008
GNMA	6.50	7-15-2032	1,069	1,215
GNMA	6.50	9-20-2033	98,862	112,345
GNMA	7.00	12-15-2022	53,907	59,081
GNMA	7.00	5-15-2026	5,412	6,001
GNMA	7.00	3-15-2028	74,803	83,425
GNMA	7.00	1-15-2031	488	506
GNMA	7.00	4-15-2031	3,809	3,923
GNMA	7.00	4-15-2031	1,308	1,354
GNMA	7.00	8-15-2031	22,576	24,165
GNMA	7.00	3-15-2032	16,794	17,382
GNMA	7.34	10-20-2021	64,015	66,692
GNMA	7.34	12-20-2021	22,811	22,894
GNMA	7.34	2-20-2022	20,298	20,372
GNMA	7.34	4-20-2022	27,545	27,645
GNMA	7.34	9-20-2022	46,572	50,378
GNMA	8.00	4-15-2023	1,222	1,227
GNMA	8.00	6-15-2023	6,972	7,800
GNMA	8.00	12-15-2023	562,046	664,924
GNMA	8.00	2-15-2024	1,474	1,660
GNMA	8.00	9-15-2024	5,054	5,307
GNMA	8.00	6-15-2025	98	99
GNMA	8.00	6-15-2025	19,263	19,346
GNMA	8.35	4-15-2020	451,623	514,659
GNMA	8.40	5-15-2020	210,775	236,661
GNMA	8.50	7-15-2016	721	724
GNMA	9.00	12-15-2016	3,864	3,882
GNMA	9.00	4-15-2021	3,056	3,117
GNMA	9.50	10-20-2019	94,180	100,177
GNMA	10.00	12-15-2018	7,813	7,857
GNMA	12.50	4-15-2019	4,230	4,293
GNMA	13.00	11-15-2014	139	140
GNMA Series 2002-53 Class IO ±(c)	0.00	4-16-2042	5,312,087	53
GNMA Series 2005-23 Class IO ±(c)	0.42	6-17-2045	18,881,309	211,471
GNMA Series 2006-32 Class C ±	5.52	11-16-2038	12,510,000	13,484,804
GNMA Series 2006-32 Class XM ±(c)	0.08	11-16-2045	21,821,204	99,832
GNMA Series 2006-68 Class D ±	5.31	12-16-2037	12,520,000	13,744,331
GNMA Series 2007-35 Class NF ±	0.25	10-16-2035	7,379,039	7,374,169
GNMA Series 2007-44 Class FP ±	0.32	3-20-2036	4,178,864	4,178,513
GNMA Series 2007-69 Class D ±	5.25	6-16-2041	1,000,000	1,085,393
GNMA Series 2008-22 Class XM ±(c)	0.55	2-16-2050	61,435,958	2,176,185
SBA (a)(c)(i)	1.72	2-15-2018	291,508	1,289

6

Wells Fargo Advantage Government Securities Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
SBA Series 1992- 6 Class A (a)(c)(i)	2.02%	10-15-2017	$375,224	$1,945
TVA	5.38	4-1-2056	3,670,000	4,445,508
Total Agency Securities (Cost $838,148,803)				860,577,375

Municipal Obligations : 0.61%

Arkansas : 0.00%
Arkansas Development Finance Authority (Housing Revenue, GNMA Insured)	9.75	11-15-2014	14,292	14,763

Texas : 0.61%
Retama TX Development Corporation (Miscellaneous Revenue)	10.00	12-15-2020	5,405,000	7,985,077

Total Municipal Obligations (Cost $6,817,192)				7,999,840

Non-Agency Mortgage Backed Securities : 5.79%
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR-7 Class A3 ±	5.12	2-11-2041	6,450,000	6,569,273
Citigroup Commercial Mortgage Trust Series 2006-C4 Class A3 ±	5.78	3-15-2049	9,834,713	10,582,623
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4	5.43	10-15-2049	11,280,000	12,273,001
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A7A ±	4.97	7-10-2045	9,360,000	9,718,142
Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	2-15-2031	13,165,000	13,894,249
Morgan Stanley Capital I Series 2004-HQ4 Class A7	4.97	4-14-2040	1,927,497	1,927,851
Morgan Stanley Capital I Series 2006-HQ8 Class A4 ±	5.42	3-12-2044	2,418,760	2,550,133
National Credit Union Administration Board Guaranteed Notes Series 2010-C1 Class A2	2.90	10-29-2020	2,810,000	2,924,221
National Credit Union Administration Board Guaranteed Notes Series 2010-C1 Class APT	2.65	10-29-2020	8,125,205	8,359,739
National Credit Union Administration Board Guaranteed Notes Series 2011-R4 Class 1A ±	0.53	3-6-2020	3,079,564	3,087,232
National Credit Union Administration Board Guaranteed Notes Series 2011-R6 Class 1A ±	0.53	5-7-2020	2,967,845	2,970,970
Vendee Mortgage Trust Series 1995-1 Class 4 ±	8.77	2-15-2025	409,890	472,870
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	542,706	653,753
Total Non-Agency Mortgage Backed Securities (Cost $76,777,441)				75,984,057

U.S. Treasury Securities : 45.39%
U.S. Treasury Bond	2.75	8-15-2042	10,585,000	9,486,806
U.S. Treasury Bond	3.75	8-15-2041	17,565,000	19,134,872
U.S. Treasury Bond	4.50	2-15-2036	7,475,000	9,106,650
U.S. Treasury Bond	4.63	2-15-2040	20,150,000	25,140,268
U.S. Treasury Bond	6.25	8-15-2023	18,460,000	24,476,815
U.S. Treasury Bond ##	7.25	8-15-2022	4,685,000	6,475,181
U.S. Treasury Note ±##	0.08	1-31-2016	68,250,000	68,232,733
U.S. Treasury Note ##	0.13	7-31-2014	129,195,000	129,205,077
U.S. Treasury Note ##	0.38	3-15-2015	82,035,000	82,217,692
U.S. Treasury Note	0.38	11-15-2015	30,605,000	30,679,125
U.S. Treasury Note ##	0.50	10-15-2014	120,390,000	120,578,049
U.S. Treasury Note	1.00	8-31-2016	12,240,000	12,385,350
U.S. Treasury Note	1.38	2-28-2019	36,475,000	36,304,005
U.S. Treasury Note	2.75	11-15-2023	21,845,000	22,461,095
Total U.S. Treasury Securities (Cost $590,099,996)				595,883,718

Yankee Corporate Bonds and Notes : 2.16%

Financials : 2.16%

Banks : 2.16%
Bank of Nova Scotia 144A	1.65	10-29-2015	13,235,000	13,463,341

7

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Government Securities Fund

Security name		Interest rate	Maturity date	Principal	Value
Banks (continued)
Canadian Imperial Bank 144A		0.90%	9-19-2014	$8,355,000	$8,371,150
Royal Bank of Canada Incorporated		2.00	10-1-2018	6,370,000	6,473,729
Total Yankee Corporate Bonds and Notes (Cost $27,948,141)					28,308,220

		Yield		Shares
Short-Term Investments : 1.55%

Investment Companies : 1.43%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)##		0.01		18,812,469	18,812,469

				Principal
U.S. Treasury Securities : 0.12%
U.S. Treasury Bill (z)#		0.04	6-19-2014	$1,600,000	1,599,970

Total Short-Term Investments (Cost $20,412,430)					20,412,439

Total investments in securities (Cost $1,560,204,003)*	121.06%				1,589,165,649
Other assets and liabilities, net	(21.06)				(276,415,440)

Total net assets	100.00%				$1,312,750,209

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended
%%	Security issued on a when-issued basis.
(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
##	All or a portion of this security has been segregated for when-issued securities.
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended
(z)	Zero coupon security. Rate represents current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $1,561,647,435 and unrealized gains (losses) consists of:

Gross unrealized gains	$36,720,343
Gross unrealized losses	(9,202,129)

Net unrealized gains	$27,518,214

8

Wells Fargo Advantage Government Securities Fund (the “Fund”)

Notes to Portfolio of investments — May 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2014, the inputs used in valuing investments in securities were as follows:

Assets	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Investments in :
Agency securities	$0	$860,574,141	$3,234	$860,577,375
Municipal obligations	0	7,999,840	0	7,999,840
Non-agency mortgage backed securities	0	75,984,057	0	75,984,057
U.S. Treasury securities	595,883,718	0	0	595,883,718
Yankee corporate bonds and notes	0	28,308,220	0	28,308,220
Short-term investments
Investment companies	18,812,469	0	0	18,812,469
U.S. Treasury securities	1,599,970	0	0	1,599,970

Total assets	$616,296,157	$972,866,258	$3,234	$1,589,165,649

Liabilities
Futures contracts	$102,593	$0	$0	$102,593

Total liabilities	$102,593	$0	$0	$102,593

Futures contracts are reported at their variation margin at measurement date, which represents the amount due/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of May 31, 2014, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At May 31, 2014, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2014	Unrealized gains (losses)
9-19-2014	JPMorgan	553 Long	10-Year U.S. Treasury Notes	$69,410,141	$236,166
9-30-2014	JPMorgan	770 Long	5-Year U.S. Treasury Notes	92,213,516	(76,853)

Wells Fargo Advantage High Income Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 78.19%

Consumer Discretionary : 17.48%

Auto Components : 3.15%
American Axle Manufacturing Incorporated «	6.63%	10-15-2022	$6,000,000	$6,525,000
Chrysler Group LLC	8.25	6-15-2021	5,000,000	5,700,000
Goodyear Tire & Rubber Company	6.50	3-1-2021	5,000,000	5,450,000
Tenneco Automotive Incorporated	7.75	8-15-2018	3,000,000	3,146,250
				20,821,250

Diversified Consumer Services : 0.03%
Service Corporation International	7.50	4-1-2027	200,000	217,000

Hotels, Restaurants & Leisure : 1.38%
MGM Resorts International Company	6.63	12-15-2021	4,000,000	4,450,000
MGM Resorts International Company	8.63	2-1-2019	1,000,000	1,192,500
Tunica-Biloxi Gaming Authority 144A	4.50	11-15-2015	6,260,000	3,505,600
				9,148,100

Household Durables : 2.41%
Beazer Homes USA Company	6.63	4-15-2018	1,000,000	1,070,000
Beazer Homes USA Company	7.25	2-1-2023	5,000,000	5,162,500
Lennar Corporation	4.13	12-1-2018	3,000,000	3,052,500
Meritage Homes Corporation	7.00	4-1-2022	1,500,000	1,646,250
Meritage Homes Corporation	7.15	4-15-2020	4,500,000	4,995,000
				15,926,250

Media : 7.21%
CCO Holdings LLC	6.50	4-30-2021	4,000,000	4,270,000
CCO Holdings LLC	6.63	1-31-2022	2,000,000	2,162,500
Cequel Communications Holdings 144A	6.38	9-15-2020	5,000,000	5,300,000
Clear Channel Communications Incorporated	9.00	3-1-2021	4,000,000	4,270,000
Clear Channel Communications Incorporated (PIK at 2.00%) ¥	14.00	2-1-2021	2,020,000	2,055,350
Clear Channel Worldwide Holdings Incorporated	6.50	11-15-2022	6,000,000	6,382,500
Cumulus Media Holdings Incorporated	7.75	5-1-2019	2,400,000	2,532,000
DISH DBS Corporation	5.88	7-15-2022	1,500,000	1,608,750
DISH DBS Corporation	7.88	9-1-2019	4,500,000	5,355,000
Lynx II Corporation 144A	6.38	4-15-2023	2,000,000	2,110,000
Regal Entertainment Group	5.75	3-15-2022	2,000,000	2,065,000
Sirius XM Radio Incorporated 144A	5.75	8-1-2021	4,000,000	4,210,000
Sirius XM Radio Incorporated 144A	6.00	7-15-2024	2,000,000	2,055,000
Visant Corporation	10.00	10-1-2017	3,500,000	3,246,250
				47,622,350

Specialty Retail : 2.48%
L Brands Incorporated	6.63	4-1-2021	5,000,000	5,625,000
Neiman Marcus Group Limited 144A	8.00	10-15-2021	5,500,000	6,050,000
Sally Beauty Holdings Incorporated	5.75	6-1-2022	4,400,000	4,697,000
				16,372,000

Textiles, Apparel & Luxury Goods : 0.82%
Hanesbrands Incorporated	6.38	12-15-2020	5,000,000	5,418,750

Consumer Staples : 1.46%

Food Products : 1.46%
Michael Foods Holdings Incorporated (PIK at 9.25%) 144A¥	8.50	7-15-2018	2,000,000	2,075,000
Post Holdings Incorporated 144A	6.75	12-1-2021	4,000,000	4,240,000
Smithfield Foods Incorporated 144A	5.25	8-1-2018	500,000	523,750

1

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Food Products (continued)
TreeHouse Foods Incorporated	4.88%	3-15-2022	$2,730,000	$2,781,188
				9,619,938

Energy : 18.16%

Energy Equipment & Services : 2.60%
Basic Energy Services Company	7.75	2-15-2019	2,185,000	2,332,488
Basic Energy Services Company	7.75	10-15-2022	4,000,000	4,445,000
Gulfmark Offshore Incorporated	6.38	3-15-2022	4,000,000	4,160,000
Key Energy Services Incorporated	6.75	3-1-2021	5,000,000	5,225,000
Parker Drilling Company 144A	6.75	7-15-2022	1,000,000	1,035,000
				17,197,488

Oil, Gas & Consumable Fuels : 15.56%
Arch Coal Incorporated «	7.25	6-15-2021	3,000,000	2,137,500
Athlon Holdings LP 144A	7.38	4-15-2021	4,000,000	4,340,000
Atlas Pipeline Partners LP	5.88	8-1-2023	5,000,000	5,050,000
Bill Barrett Corporation	7.63	10-1-2019	3,100,000	3,348,000
BreitBurn Energy Partners LP	8.63	10-15-2020	4,000,000	4,370,000
Chesapeake Energy Corporation	4.88	4-15-2022	4,000,000	4,145,000
Chesapeake Energy Corporation	6.63	11-15-2019	3,100,000	3,270,500
CITGO Petroleum Corporation 144A	11.50	7-1-2017	6,000,000	6,360,000
Comstock Resources Incorporated	9.50	6-15-2020	5,500,000	6,270,000
CONSOL Energy Incorporated 144A	5.88	4-15-2022	3,000,000	3,112,500
Energy Transfer Equity LP 144A	5.88	1-15-2024	2,000,000	2,070,000
Energy XXI Gulf Coast Incorporated 144A	6.88	3-15-2024	1,500,000	1,511,250
Energy XXI Gulf Coast Incorporated	7.50	12-15-2021	5,000,000	5,312,500
Goodrich Petroleum Corporation «	8.88	3-15-2019	4,090,000	4,294,500
Halcon Resources Corporation	8.88	5-15-2021	5,000,000	5,325,000
James River Coal Company (s)	7.88	4-1-2019	5,000,000	500,000
Newfield Exploration Company	6.88	2-1-2020	4,950,000	5,259,375
Oasis Petroleum Incorporated	6.88	1-15-2023	4,000,000	4,350,000
Peabody Energy Corporation «	6.25	11-15-2021	3,000,000	3,000,000
Penn Virginia Corporation	8.50	5-1-2020	4,000,000	4,445,000
Sabine Pass Liquefaction LLC	5.63	2-1-2021	4,500,000	4,713,750
Sandridge Energy Incorporated	7.50	2-15-2023	6,000,000	6,390,000
Targa Resources Partners Incorporated	6.88	2-1-2021	4,000,000	4,290,000
Tesoro Logistics LP Corporation	6.13	10-15-2021	3,500,000	3,692,500
Ultra Petroleum Corporation 144A	5.75	12-15-2018	5,000,000	5,275,000
				102,832,375

Financials : 5.10%

Banks : 1.30%
CIT Group Incorporated	5.25	3-15-2018	5,000,000	5,368,750
CIT Group Incorporated	5.38	5-15-2020	3,000,000	3,210,000
				8,578,750

Consumer Finance : 2.90%
Ally Financial Incorporated	5.50	2-15-2017	1,500,000	1,629,375
Ally Financial Incorporated	6.25	12-1-2017	2,000,000	2,235,000
Ally Financial Incorporated	8.00	3-15-2020	5,500,000	6,668,750
SLM Corporation	8.00	3-25-2020	7,500,000	8,662,500
				19,195,625

Real Estate Management & Development : 0.90%
CBRE Services Incorporated	5.00	3-15-2023	3,000,000	3,022,500

2

Wells Fargo Advantage High Income Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Real Estate Management & Development (continued)
Icahn Enterprises Company	6.00%	8-1-2020	$2,735,000	$2,940,125
				5,962,625

Health Care : 8.57%

Health Care Equipment & Supplies : 1.51%
Biomet Incorporated	6.50	8-1-2020	5,000,000	5,425,000
Kinetics Concepts Incorporated	10.50	11-1-2018	4,000,000	4,538,360
				9,963,360

Health Care Providers & Services : 7.06%
Community Health Systems Incorporated 144A	6.88	2-1-2022	1,000,000	1,052,500
Community Health Systems Incorporated	8.00	11-15-2019	4,000,000	4,390,000
DaVita Incorporated	6.63	11-1-2020	7,000,000	7,455,000
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	1,500,000	1,636,875
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	2,500,000	2,712,500
Hanger Orthopedic Group	7.13	11-15-2018	4,000,000	4,210,000
HCA Holdings Incorporated	6.25	2-15-2021	4,000,000	4,280,000
HCA Incorporated	4.75	5-1-2023	3,500,000	3,500,000
HealthSouth Corporation	8.13	2-15-2020	6,200,000	6,680,500
Iasis Healthcare Corporation	8.38	5-15-2019	5,000,000	5,331,250
Tenet Healthcare Corporation	8.00	8-1-2020	5,000,000	5,450,000
				46,698,625

Industrials : 10.67%

Aerospace & Defense : 3.10%
B/E Aerospace Incorporated	5.25	4-1-2022	3,500,000	3,718,750
DigitalGlobe Incorporated	5.25	2-1-2021	5,000,000	4,912,500
Esterline Technologies Corporation	7.00	8-1-2020	3,750,000	4,031,250
TransDigm Group Incorporated 144A%%	6.50	7-15-2024	4,000,000	4,060,000
TransDigm Group Incorporated	7.75	12-15-2018	3,500,000	3,762,500
				20,485,000

Building Products : 1.85%
Masco Corporation	5.95	3-15-2022	6,130,000	6,735,338
Nortek Incorporated	8.50	4-15-2021	5,000,000	5,512,500
				12,247,838

Commercial Services & Supplies : 1.86%
Casella Waste Systems Incorporated «	7.75	2-15-2019	4,250,000	4,462,500
Deluxe Corporation	6.00	11-15-2020	1,000,000	1,050,000
Deluxe Corporation	7.00	3-15-2019	6,300,000	6,741,000
				12,253,500

Machinery : 1.85%
Briggs & Stratton Corporation	6.88	12-15-2020	2,970,000	3,296,700
Manitowoc Company Incorporated	8.50	11-1-2020	4,000,000	4,460,000
RSC Equipment Rental Incorporated	8.25	2-1-2021	4,000,000	4,480,000
				12,236,700

Professional Services : 0.95%
FTI Consulting Incorporated	6.75	10-1-2020	5,900,000	6,298,250

Road & Rail : 0.44%
Hertz Corporation	5.88	10-15-2020	2,750,000	2,908,125

3

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Trading Companies & Distributors : 0.62%
Ashtead Capital Incorporated 144A	6.50%	7-15-2022	$3,740,000	$4,076,600

Information Technology : 4.74%

Internet Software & Services : 0.29%
Zayo Group LLC	10.13	7-1-2020	1,700,000	1,963,500

IT Services : 2.42%
First Data Corporation	10.63	6-15-2021	3,000,000	3,438,750
First Data Corporation (PIK at 10.00%) 144A¥	8.75	1-15-2022	3,000,000	3,285,000
iGATE Corporation 144A	4.75	4-15-2019	4,250,000	4,308,438
Neustar Incorporated «	4.50	1-15-2023	5,500,000	4,950,000
				15,982,188

Semiconductors & Semiconductor Equipment : 2.03%
Amkor Technology Incorporated	6.38	10-1-2022	5,000,000	5,300,000
Magnachip Semiconductor Corporation	6.63	7-15-2021	4,000,000	3,930,000
Micron Technology Incorporated 144A	5.88	2-15-2022	3,910,000	4,173,925
				13,403,925

Materials : 4.20%

Chemicals : 0.62%
Huntsman International LLC	4.88	11-15-2020	4,000,000	4,120,000

Containers & Packaging : 2.42%
BOE Intermediate Holding Corporation (PIK at 9.75%) 144A¥	9.00	11-1-2017	2,192,936	2,291,618
BWAY Corporation	10.00	6-15-2018	4,000,000	4,210,000
Reynolds Group Holdings	5.75	10-15-2020	5,000,000	5,200,000
Reynolds Group Holdings «	8.25	2-15-2021	4,000,000	4,255,000
				15,956,618

Metals & Mining : 1.16%
AK Steel Corporation «	7.63	5-15-2020	1,000,000	1,007,500
AK Steel Corporation «	8.38	4-1-2022	2,840,000	2,946,500
US Steel Corporation	6.88	4-1-2021	3,500,000	3,701,250
				7,655,250

Telecommunication Services : 6.29%

Diversified Telecommunication Services : 3.51%
CenturyLink Incorporated	5.63	4-1-2020	5,000,000	5,287,500
Cincinnati Bell Incorporated	8.38	10-15-2020	3,000,000	3,292,500
Frontier Communications Corporation	8.75	4-15-2022	2,000,000	2,287,500
Level 3 Communications Incorporated	8.88	6-1-2019	3,500,000	3,832,500
Level 3 Financing Incorporated	7.00	6-1-2020	5,000,000	5,412,500
TW Telecommunications Holdings Incorporated	5.38	10-1-2022	3,000,000	3,063,750
				23,176,250

Wireless Telecommunication Services : 2.78%
Sprint Capital Corporation	6.90	5-1-2019	3,000,000	3,315,000
Sprint Corporation 144A	7.88	9-15-2023	10,500,000	11,865,000
T-Mobile USA Incorporated	6.25	4-1-2021	3,000,000	3,187,500
				18,367,500

4

Wells Fargo Advantage High Income Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Utilities : 1.52%

Independent Power & Renewable Electricity Producers : 1.52%
Calpine Corporation 144A	7.88%	1-15-2023	$4,795,000	$5,382,388
NRG Energy Incorporated	6.63	3-15-2023	3,500,000	3,736,250
The AES Corporation	5.50	3-15-2024	910,000	932,750
				10,051,388

Total Corporate Bonds and Notes (Cost $501,188,225)				516,757,118

Municipal Obligations : 0.95%

Alabama : 0.41%
Jefferson County AL Taxable Warrants Series D (GO)	4.90	4-1-2017	2,625,000	2,685,218

Florida : 0.54%
Florida Development Financial Corporation Renaissance Charter School Project Series B (Education Revenue)	7.50	6-15-2018	1,320,000	1,321,294
Florida Development Financial Corporation Renaissance Charter School Project Series B (Education Revenue)	8.00	12-15-2018	2,225,000	2,286,766
				3,608,060

Total Municipal Obligations (Cost $6,224,894)				6,293,278

Loans ±: 5.76%
Aramark Corporation	3.25	9-7-2019	4,000,000	3,972,520
Crown Castle Operating Company	3.00	1-31-2021	4,987,500	4,965,904
Dell Incorporated	4.50	4-29-2020	3,980,000	3,970,448
Delos Finance Sarl	3.50	3-6-2021	6,500,000	6,490,250
FMG Resources August 2006 Property Limited	3.75	6-30-2019	3,989,975	3,983,312
Freescale Semiconductor Incorporated	4.25	3-1-2020	3,491,250	3,493,973
SBA Senior Finance II LLC	3.25	3-24-2021	4,000,000	3,970,000
Select Medical Corporation	3.75	6-1-2018	4,000,000	3,981,240
Zayo Group LLC	4.00	7-2-2019	3,242,394	3,235,034
Total Loans (Cost $38,285,709)				38,062,681

Yankee Corporate Bonds and Notes : 9.29%

Consumer Discretionary : 2.11%

Automobiles : 0.56%
Jaguar Land Rover plc 144A	5.63	2-1-2023	3,500,000	3,675,000

Media : 1.55%
Numericable Group SA 144A	6.00	5-15-2022	5,000,000	5,187,500
Quebecor Media Incorporated	5.75	1-15-2023	5,000,000	5,087,500
				10,275,000

Energy : 0.79%

Oil, Gas & Consumable Fuels : 0.79%
Petrobakken Energy Limited 144A	8.63	2-1-2020	5,000,000	5,200,000

Health Care : 1.01%

Pharmaceuticals : 1.01%
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	6,000,000	6,660,000

5

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage High Income Fund

Security name		Interest rate	Maturity date	Principal	Value
Information Technology : 0.56%

Semiconductors & Semiconductor Equipment : 0.56%
NXP Funding LLC 144A		5.75%	2-15-2021	$3,500,000	$3,740,622

Materials : 3.25%

Chemicals : 1.27%
Ineos Finance plc 144A		7.50	5-1-2020	1,000,000	1,092,500
Ineos Group Holdings plc 144A		5.88	2-15-2019	1,000,000	1,018,750
Ineos Group Holdings plc «144A		6.13	8-15-2018	5,000,000	5,175,000
Ineos Group Holdings plc 144A		8.38	2-15-2019	1,000,000	1,097,500
					8,383,750

Containers & Packaging : 0.16%
Ardagh Holdings USA Incorporated 144A		6.75	1-31-2021	1,000,000	1,042,500

Metals & Mining : 1.19%
ArcelorMittal «		6.75	2-25-2022	7,000,000	7,840,000

Paper & Forest Products : 0.63%
Sappi Papier Holding GmbH 144A		6.63	4-15-2021	4,000,000	4,200,000

Telecommunication Services : 1.57%

Diversified Telecommunication Services : 1.44%
Intelsat Luxembourg SA		7.75	6-1-2021	9,000,000	9,540,000

Wireless Telecommunication Services : 0.13%
Inmarsat Finance plc 144A%%		4.88	5-15-2022	825,000	833,250

Total Yankee Corporate Bonds and Notes (Cost $59,105,716)					61,390,122

		Yield		Shares
Short-Term Investments : 8.74% Investment Companies : 8.62%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.07		24,234,289	24,234,289
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.10		32,739,011	32,739,011
					56,973,300

				Principal
U.S. Treasury Securities : 0.12%
U.S. Treasury Bill #(z)		0.04	6-19-2014	$800,000	799,985

Total Short-Term Investments (Cost $57,773,280)					57,773,285

Total investments in securities (Cost $662,577,824)*	102.93%				680,276,484
Other assets and liabilities, net	(2.93)				(19,363,849)

Total net assets	100.00%				$660,912,635

«	All or a portion of this security is on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

6

Wells Fargo Advantage High Income Fund	Portfolio of investments — May 31, 2014 (unaudited)

(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
%%	Security issued on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended.
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities.
(r)	The investment company is exempt from registration under Sections 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $662,493,979 and unrealized gains (losses) consists of:

Gross unrealized gains	$27,092,335
Gross unrealized losses	(9,309,830)

Net unrealized gains	$17,782,505

7

Wells Fargo Advantage High Income Fund (the “Fund”)

Notes to Portfolio of investments — May 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at

0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has not rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2014, the inputs used in valuing investments in securities were as follows:

Assets	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Investments in :
Corporate bonds and notes	$0	$516,757,118	$0	$516,757,118
Municipal obligations	0	6,293,278	0	6,293,278
Loans	0	38,062,681	0	38,062,681
Yankee corporate bonds and notes	0	61,390,122	0	61,390,122
Short-term investments
Investment companies	24,234,289	32,739,011	0	56,973,300
U.S. Treasury securities	799,985	0	0	799,985

	$25,034,274	$655,242,210	$0	$680,276,484

Futures contracts	17,062	0	0	17,062

Total assets	$25,051,336	$655,242,210	$0	$680,293,546

Futures contracts are reported at their variation margin at measurement date, which represents the amount due/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of May 31, 2014, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At May 31, 2014, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2014	Unrealized losses
9-30-2014	JPMorgan	312 Short	5-Year U.S. Treasury Notes	$37,364,438	$(66,405)

Wells Fargo Advantage High Yield Bond Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 8.77%

Consumer Discretionary : 0.32%

Distributors : 0.27%
Genuine Parts Company	10,000	$863,300

Hotels, Restaurants & Leisure : 0.00%
Trump Entertainment Resorts Incorporated †(a)(i)	1,840	0

Specialty Retail : 0.05%
Group 1 Automotive Incorporated	2,000	161,000

Consumer Staples : 0.49%

Food & Staples Retailing : 0.49%
CVS Caremark Corporation	20,000	1,566,400

Energy : 1.52%

Energy Equipment & Services : 0.12%
Bristow Group Incorporated	5,000	379,900

Oil, Gas & Consumable Fuels : 1.40%
ConocoPhillips Company	5,000	399,700
Energy Transfer LP	25,000	1,274,000
Kinder Morgan Incorporated	15,000	500,850
Plains All American Pipeline LP	40,000	2,258,800
		4,433,350

Financials : 0.03%

Insurance : 0.03%
Chubb Corporation	1,000	92,660

Health Care : 2.13%

Biotechnology : 0.18%
Amgen Incorporated	5,000	579,950

Health Care Equipment & Supplies : 0.95%
Becton Dickinson & Company	13,000	1,530,100
Covidien plc	20,000	1,462,200
		2,992,300

Life Sciences Tools & Services : 0.22%
Thermo Fisher Scientific Incorporated	6,000	701,460

Pharmaceuticals : 0.78%
AbbVie Incorporated	20,000	1,086,600
Eli Lilly & Company	15,000	897,900
Mylan Laboratories Incorporated †	10,000	498,400
		2,482,900

Industrials : 1.50%

Aerospace & Defense : 0.82%
General Dynamics Corporation	8,000	944,960

1

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage High Yield Bond Fund

Security name			Shares	Value
Aerospace & Defense (continued)
Lockheed Martin Corporation			10,000	$1,636,500
				2,581,460

Electrical Equipment : 0.37%
AMETEK Incorporated			10,000	530,800
Regal-Beloit Corporation			2,000	152,660
Rockwell Automation Incorporated			4,000	484,320
				1,167,780

Machinery : 0.31%
Flowserve Corporation			3,000	221,220
IDEX Corporation			10,000	766,800
				988,020

Information Technology : 0.53%

IT Services : 0.28%
Automatic Data Processing Incorporated			11,000	876,480

Technology Hardware, Storage & Peripherals : 0.25%
Seagate Technology plc			15,000	805,950

Materials : 1.47%

Chemicals : 1.47%
FMC Corporation			5,000	382,800
LyondellBasell Industries Class A			43,000	4,281,510
				4,664,310

Utilities : 0.78%

Electric Utilities : 0.56%
American Electric Power Company Incorporated			7,000	373,450
Edison International			20,000	1,102,800
Pinnacle West Capital Corporation			5,000	277,100
				1,753,350

Independent Power & Renewable Electricity Producers : 0.22%
AES Corporation			50,000	705,000

Total Common Stocks (Cost $23,930,098)				27,795,570

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 85.31%

Consumer Discretionary : 9.34%

Auto Components : 2.84%
American Axle Manufacturing Incorporated «	6.63%	10-15-2022	$2,250,000	2,446,875
Cooper Tire & Rubber Company	7.63	3-15-2027	1,500,000	1,560,000
Lear Corporation	4.75	1-15-2023	5,000,000	4,987,500
				8,994,375

Hotels, Restaurants & Leisure : 0.59%
Speedway Motorsports Incorporated	6.75	2-1-2019	1,775,000	1,881,500

2

Wells Fargo Advantage High Yield Bond Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media : 0.32%
Dish DBS Corporation	5.00%	3-15-2023	$1,000,000	$1,017,500

Specialty Retail : 5.59%
Group 1 Automotive Incorporated 144A%%	5.00	6-1-2022	6,500,000	6,532,500
Penske Auto Group Incorporated	5.75	10-1-2022	10,702,000	11,196,968
				17,729,468

Energy : 16.70%

Energy Equipment & Services : 4.78%
Atwood Oceanics Incorporated	6.50	2-1-2020	1,000,000	1,060,000
Bristow Group Incorporated	6.25	10-15-2022	8,990,000	9,686,725
Dresser-Rand Group Incorporated	6.50	5-1-2021	1,225,000	1,310,750
Gulfmark Offshore Incorporated	6.38	3-15-2022	1,635,000	1,700,400
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	1,350,000	1,404,000
				15,161,875

Oil, Gas & Consumable Fuels : 11.92%
Antero Resources Corporation 144A	5.13	12-1-2022	4,000,000	4,110,000
Atlas Pipeline Partners LP	5.88	8-1-2023	8,000,000	8,080,000
Energy Transfer Equity LP	5.88	1-15-2024	300,000	309,750
Energy Transfer Equity LP 144A	5.88	1-15-2024	1,200,000	1,242,000
Energy Transfer Equity LP	7.50	10-15-2020	3,475,000	4,013,625
QEP Resources Incorporated	5.25	5-1-2023	2,000,000	2,000,000
Regency Energy Partners LP	5.88	3-1-2022	2,625,000	2,789,063
Sabine Pass Liquefaction LLC	5.63	2-1-2021	7,000,000	7,332,500
Suburban Propane Partners LP	7.38	3-15-2020	2,550,000	2,725,313
Tesoro Corporation	5.13	4-1-2024	1,000,000	1,007,500
Tesoro Logistics LP	5.88	10-1-2020	4,000,000	4,180,000
				37,789,751

Financials : 2.28%

REITs : 2.28%
Crown Castle International Corporation	4.88	4-15-2022	1,000,000	1,032,500
Crown Castle International Corporation	5.25	1-15-2023	2,000,000	2,080,000
Sabra Health Care Incorporated	5.38	6-1-2023	4,000,000	4,100,000
				7,212,500

Health Care : 12.16%

Health Care Equipment & Supplies : 2.03%
Hologic Incorporated	6.25	8-1-2020	6,062,000	6,440,875

Health Care Providers & Services : 7.48%
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	9,425,000	10,096,531
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	12,529,000	13,593,965
				23,690,496

Pharmaceuticals : 2.65%
Forest Laboratories Incorporated 144A	5.00	12-15-2021	2,000,000	2,190,000
Salix Pharmaceuticals Incorporated 144A	6.00	1-15-2021	5,800,000	6,220,500
				8,410,500

3

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Industrials : 10.10%

Aerospace & Defense : 0.66%
Alliant Techsystems Incorporated 144A	5.25%	10-1-2021	$2,000,000	$2,085,000

Building Products : 0.68%
Dycom Investments Incorporated	7.13	1-15-2021	2,000,000	2,150,000

Commercial Services & Supplies : 2.78%
Clean Harbors Incorporated	5.13	6-1-2021	3,750,000	3,810,938
Iron Mountain Incorporated	5.75	8-15-2024	5,000,000	5,000,000
				8,810,938

Electrical Equipment : 2.43%
Belden Incorporated 144A	5.50	9-1-2022	2,850,000	2,885,625
General Cable Corporation 144A	6.50	10-1-2022	4,800,000	4,830,000
				7,715,625

Machinery : 0.17%
Columbus McKinnon Corporation	7.88	2-1-2019	525,000	561,094

Road & Rail : 3.38%
Hertz Corporation «	6.25	10-15-2022	10,021,000	10,709,944

Information Technology : 1.70%

IT Services : 1.70%
Neustar Incorporated «	4.50	1-15-2023	6,000,000	5,400,000

Materials : 19.06%

Chemicals : 11.37%
Celanese U.S. Holdings LLC	4.63	11-15-2022	3,729,000	3,752,306
Huntsman International LLC	4.88	11-15-2020	1,000,000	1,030,000
Kraton Polymers LLC	6.75	3-1-2019	2,105,000	2,226,038
Olin Corporation	5.50	8-15-2022	14,000,000	14,490,000
Tronox Finance LLC «	6.38	8-15-2020	14,000,000	14,525,000
				36,023,344

Containers & Packaging : 3.06%
Sealed Air Corporation 144A	5.25	4-1-2023	500,000	511,250
Sealed Air Corporation 144A	6.50	12-1-2020	6,635,000	7,398,025
Silgan Holdings Incorporated	5.00	4-1-2020	1,750,000	1,802,500
				9,711,775

Paper & Forest Products : 4.63%
P.H. Glatfelter Company	5.38	10-15-2020	4,630,000	4,786,263
Rayonier Incorporated 144A	5.50	6-1-2024	9,775,000	9,897,188
				14,683,451

Telecommunication Services : 6.93%

Diversified Telecommunication Services : 3.63%
CommScope Incorporated 144A	5.50	6-15-2024	8,000,000	8,040,000
GCI Incorporated	8.63	11-15-2019	3,235,000	3,445,275
				11,485,275

4

Wells Fargo Advantage High Yield Bond Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Wireless Telecommunication Services : 3.30%
MetroPCS Wireless Incorporated	6.63%	11-15-2020	$1,575,000	$1,677,375
SBA Telecommunications Corporation	5.63	10-1-2019	6,700,000	7,076,875
SBA Telecommunications Corporation	5.75	7-15-2020	1,625,000	1,714,375
				10,468,625

Utilities : 7.04%

Electric Utilities : 1.48%
DPL Incorporated	7.25	10-15-2021	4,375,000	4,692,188

Gas Utilities : 0.55%
AmeriGas Finance LLC	6.75	5-20-2020	1,600,000	1,744,000

Independent Power & Renewable Electricity Producers : 5.01%
Calpine Corporation 144A	5.88	1-15-2024	2,576,000	2,698,360
Calpine Corporation 144A	6.00	1-15-2022	1,625,000	1,742,813
NRG Energy Incorporated	6.63	3-15-2023	9,743,000	10,400,653
The AES Corporation	5.50	3-15-2024	1,000,000	1,025,000
				15,866,826

Total Corporate Bonds and Notes (Cost $262,946,085)				270,436,925

Yankee Corporate Bonds and Notes : 2.23%

Energy : 0.86%

Energy Equipment & Services : 0.86%
McDermott International Incorporated 144A	8.00	5-1-2021	1,700,000	1,725,500
Precision Drilling Corporation 144A%%	5.25	11-15-2024	1,000,000	1,010,000
				2,735,500

Financials : 0.00%

Banks : 0.00%
Preferred Term Securities XII Limited (s)(i)	0.00	12-24-2033	720,000	7

Industrials : 0.47%

Electrical Equipment : 0.47%
Sensata Technologies B.V. 144A	4.88	10-15-2023	1,500,000	1,488,746

Telecommunication Services : 0.90%

Diversified Telecommunication Services : 0.90%
Intelsat Jackson Holdings SA	7.25	10-15-2020	2,625,000	2,835,000

Total Yankee Corporate Bonds and Notes (Cost $7,301,287)				7,059,253

Short-Term Investments : 12.10%
	Yield		Shares
Investment Companies : 12.02%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class ##(l)(u)	0.07		9,401,944	9,401,944
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)	0.10		28,710,895	28,710,895
				38,112,839

5

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage High Yield Bond Fund

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities : 0.08%
U.S. Treasury Bill #(z)		0.04%	6-26-2014	$252,000	$251,993

Total Short-Term Investments (Cost $38,364,832)					38,364,832

Total investments in securities (Cost $332,542,302)*	108.41%				343,656,580
Other assets and liabilities, net	(8.41)				(26,649,027)

Total net assets	100.00%				$317,007,553

†	Non-income-earning security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
«	All or a portion of this security is on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended
%%	Security issued on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
##	All or a portion of this security has been segregated for when-issued securities.
(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Sections 3(c)(7) of the Investment Company Act of 1940, as amended.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $332,538,381 and unrealized gains (losses) consists of:

Gross unrealized gains	$12,538,869
Gross unrealized losses	(1,420,670)

Net unrealized gains	$11,118,199

6

Wells Fargo Advantage High Yield Bond Fund (the “Fund”)

Notes to Portfolio of investments — May 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2014, the inputs used in valuing investments in securities were as follows:

Assets	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Investments in :
Common stocks
Consumer discretionary	$1,024,300	$0	$0	$1,024,300
Consumer staples	1,566,400	0	0	1,566,400
Energy	4,813,250	0	0	4,813,250
Financials	92,660	0	0	92,660
Health care	6,756,610	0	0	6,756,610
Industrials	4,737,260	0	0	4,737,260
Information technology	1,682,430	0	0	1,682,430
Materials	4,664,310	0	0	4,664,310
Utilities	2,458,350	0	0	2,458,350
Corporate bonds and notes	0	270,436,925	0	270,436,925
Yankee corporate bonds and notes	0	7,059,253	0	7,059,253

Short-term investments
Investment companies	9,401,944	28,710,895	0	38,112,839
U.S. Treasury securities	0	251,993	0	251,993

Total assets	$37,197,514	$306,459,066	$0	$343,656,580

Liabilities
Futures contracts	$17,500	$0	$0	$17,500

Total liabilities	$17,500	$0	$0	$17,500

Futures contracts are reported at their variation margin at measurement date, which represents the amount due/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of May 31, 2014, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At May 31, 2014, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2014	Unrealized losses
9-19-2014	Goldman Sachs	160 Short	10-Year U.S. Treasury Notes	$20,082,500	$(84,228)

Wells Fargo Advantage Income Plus Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 33.41%
FHLB Series VN-2015 Class A	5.46%	11-27-2015	$869,439	$918,697
FHLMC ±	1.95	1-1-2036	83,410	86,959
FHLMC %%	3.50	6-1-2044	20,440,000	21,018,068
FHLMC %%	4.00	6-1-2044	6,310,000	6,673,811
FHLMC	5.00	6-1-2036	848,681	937,706
FHLMC	5.00	8-1-2040	809,139	894,028
FHLMC	5.50	10-1-2017	373,858	396,993
FHLMC	5.50	11-1-2023	178,245	195,370
FHLMC	5.50	8-1-2038	194,453	215,753
FHLMC	5.50	12-1-2038	1,648,333	1,828,886
FHLMC	5.50	6-1-2040	1,909,382	2,124,868
FHLMC	7.50	5-1-2038	7,864	8,620
FHLMC	8.00	2-1-2030	576	691
FHLMC Series 2013-K28 Class B ±144A	3.49	6-25-2046	1,970,000	1,927,677
FHLMC Series 2013-K30 Class B ±144A	3.56	6-25-2045	2,515,000	2,463,757
FHLMC Series 2013-K32 Class B ±144A	3.54	10-25-2046	1,875,000	1,833,767
FHLMC Series 2640 Class G	4.50	7-15-2018	682,238	719,814
FHLMC Series 3774 Class AB	3.50	12-15-2020	594,165	630,049
FHLMC Series K020 Class X1 ±(c)	1.47	5-25-2022	14,535,406	1,349,482
FHLMC Series M009 Class A ±(i)	5.40	10-15-2021	36,420	36,420
FHLMC Series T-42 Class A5	7.50	2-25-2042	2,538,138	2,978,637
FHLMC Series T-57 Class 2A1 ±	3.24	7-25-2043	81,503	84,915
FHLMC Series T-59 Class 2A1 ±	2.86	10-25-2043	73,681	75,922
FNMA ±	2.40	1-1-2036	265,059	282,710
FNMA ±	2.41	8-1-2036	113,991	122,711
FNMA ±	2.48	9-1-2036	65,312	69,783
FNMA	2.75	10-1-2022	2,250,000	2,195,842
FNMA %%	3.00	6-1-2029	3,355,000	3,487,103
FNMA %%	3.00	6-1-2044	18,940,000	18,735,804
FNMA	3.27	7-1-2022	1,308,558	1,363,422
FNMA %%	3.50	6-1-2029	3,655,000	3,864,020
FNMA %%	3.50	6-1-2044	4,400,000	4,531,107
FNMA	3.95	9-1-2021	438,968	479,137
FNMA	4.00	9-1-2024	282,514	300,566
FNMA %%	4.00	6-1-2029	2,570,000	2,733,034
FNMA %%	4.00	6-1-2044	10,230,000	10,834,209
FNMA	4.26	4-1-2021	2,877,776	3,182,573
FNMA	4.39	1-1-2020	1,580,196	1,753,604
FNMA %%	4.50	6-1-2029	3,760,000	3,995,587
FNMA %%	4.50	6-1-2044	8,250,000	8,917,734
FNMA	5.00	1-1-2024	353,208	384,561
FNMA	5.00	2-1-2036	80,382	88,987
FNMA	5.00	6-1-2040	267,583	296,842
FNMA	5.00	8-1-2040	4,777,828	5,291,767
FNMA	5.50	8-1-2034	275,526	308,594
FNMA	5.50	2-1-2035	83,635	93,685
FNMA	5.50	8-1-2038	474,367	532,799
FNMA	5.50	8-1-2038	1,050,627	1,179,309
FNMA	6.00	10-1-2037	1,607,845	1,813,550
FNMA	6.00	11-1-2037	130,982	147,674
FNMA %%	6.00	6-1-2044	795,000	893,618
FNMA	6.50	7-1-2036	70,982	80,863
FNMA	6.50	7-1-2036	26,076	29,529
FNMA	6.50	11-1-2036	18,496	20,840
FNMA	6.50	7-1-2037	1,777,509	2,002,745
FNMA	7.00	3-1-2024	746,785	818,124
FNMA	7.00	7-1-2036	35,351	40,370
FNMA	7.00	11-1-2037	26,725	28,587
FNMA	7.50	5-1-2038	2,078	2,119
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	10,109	11,911
FNMA Series 2003-W08 Class 4A ±	3.12	11-25-2042	213,135	221,529
FNMA Series 2003-W14 Class 2A ±	2.21	6-25-2035	187,297	191,507
FNMA Series 2003-W14 Class 2A ±	3.44	1-25-2043	107,686	111,615
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	2,098,218	2,468,975
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	1,550,371	1,809,736

1

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Income Plus Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	4.00%	6-20-2042	$4,631,769	$4,951,841
GNMA %%	4.50	6-1-2044	7,540,000	8,213,667
GNMA	5.00	7-20-2040	2,069,866	2,295,913
GNMA	7.50	12-15-2029	825	937
GNMA Series 2008-22 Class XM ±(c)	0.55	2-16-2050	4,490,363	159,058
GNMA Series 2008-86 Class D	5.46	6-16-2040	4,205,975	4,486,813
Total Agency Securities (Cost $148,887,592)				153,227,901

Asset-Backed Securities : 0.96%
CVS Pass-Through Trust First Lien	6.04	12-10-2028	1,501,511	1,744,922
Nissan Auto Lease Trust Series 2013-A Class A2A	0.45	9-15-2015	2,662,458	2,663,209
Total Asset-Backed Securities (Cost $4,153,879)				4,408,131

Corporate Bonds and Notes : 25.31%

Consumer Discretionary : 4.36%

Auto Components : 0.94%
Delphi Corporation	5.00	2-15-2023	1,025,000	1,095,469
Lear Corporation	5.38	3-15-2024	1,320,000	1,353,000
TRW Automotive Incorporated 144A	4.50	3-1-2021	1,750,000	1,855,000

				4,303,469

Automobiles : 0.48%
Ford Motor Company	7.45	7-16-2031	1,645,000	2,190,479

Diversified Consumer Services : 0.38%
Service Corporation International	8.00	11-15-2021	1,500,000	1,741,950

Hotels, Restaurants & Leisure : 0.09%
Agua Caliente Band of Cahuilla Indians 144A	6.44	10-1-2016	434,000	411,549

Household Durables : 0.36%
D.R. Horton Incorporated	4.75	2-15-2023	1,650,000	1,645,875

Media : 1.19%
CBS Corporation	7.88	7-30-2030	775,000	1,043,411
CCO Holdings LLC	8.13	4-30-2020	1,300,000	1,417,000
News America Incorporated	7.85	3-1-2039	1,180,000	1,657,655
Sirius XM Radio Incorporated 144A	6.00	7-15-2024	1,320,000	1,356,300
				5,474,366

Multiline Retail : 0.35%
Macy’s Retail Holdings Incorporated	6.65	7-15-2024	1,330,000	1,634,047

Specialty Retail : 0.57%
L Brands Incorporated	6.63	4-1-2021	1,020,000	1,147,500
Sally Beauty Holdings Incorporated	5.75	6-1-2022	1,360,000	1,451,800
				2,599,300

Consumer Staples : 0.31%

Food Products : 0.04%
TreeHouse Foods Incorporated	4.88	3-15-2022	180,000	183,375

Tobacco : 0.27%
Lorillard Incorporated	8.13	6-23-2019	975,000	1,220,165

2

Wells Fargo Advantage Income Plus Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Energy : 1.94%

Energy Equipment & Services : 0.34%
SESI LLC	7.13%	12-15-2021	$1,410,000	$1,593,300

Oil, Gas & Consumable Fuels : 1.60%
Chesapeake Energy Corporation	4.88	4-15-2022	1,545,000	1,601,006
Energy Transfer Equity LP	7.50	10-15-2020	1,450,000	1,674,750
Kinder Morgan Energy Partners LP	5.50	3-1-2044	1,070,000	1,132,191
Newfield Exploration Company	6.88	2-1-2020	1,300,000	1,381,250
Sabine Pass Liquefaction LLC	5.63	4-15-2023	1,500,000	1,541,250
				7,330,447

Financials : 10.49%

Banks : 3.26%
Australia and New Zealand Banking Group Limited 144A	2.40	11-23-2016	3,320,000	3,440,539
Bank of America Corporation	6.50	8-1-2016	2,300,000	2,560,259
Bank of America Corporation	7.63	6-1-2019	2,480,000	3,078,384
CBA Capital Trust II ±144A	6.02	3-29-2049	1,300,000	1,369,875
CIT Group Incorporated	5.38	5-15-2020	1,650,000	1,765,500
JPMorgan Chase & Company Series Q ±	5.15	12-29-2049	1,620,000	1,547,100
PNC Financial Services Group Incorporated ±«	4.45	5-29-2049	1,165,000	1,167,330
				14,928,987

Capital Markets : 0.83%
Alterra Finance LLC	6.25	9-30-2020	2,150,000	2,493,331
Blackstone Holdings Finance Company LLC 144A	5.88	3-15-2021	1,110,000	1,297,509
				3,790,840

Consumer Finance : 1.43%
Ally Financial Incorporated	8.00	3-15-2020	440,000	533,500
Discover Financial Services	5.20	4-27-2022	1,795,000	1,986,512
HSBC Finance Corporation	6.68	1-15-2021	2,185,000	2,613,800
SLM Corporation	8.00	3-25-2020	1,240,000	1,432,200
				6,566,012

Diversified Financial Services : 1.07%
General Electric Capital Corporation ±	6.38	11-15-2067	2,200,000	2,453,220
Moody’s Corporation	5.50	9-1-2020	2,165,000	2,457,855
				4,911,075

Insurance : 3.53%
Allstate Corporation ±	5.75	8-15-2053	1,635,000	1,747,406
Endurance Specialty Holdings Limited	7.00	7-15-2034	1,520,000	1,834,176
National Life Insurance Company of Vermont 144A	10.50	9-15-2039	1,315,000	1,884,797
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	1,730,000	1,938,744
Protective Life Corporation	8.45	10-15-2039	1,855,000	2,643,251
Prudential Financial Incorporated ±	8.88	6-15-2068	1,645,000	2,015,125
Torchmark Corporation	9.25	6-15-2019	1,600,000	2,075,080
ZFS Finance (USA) Trust II 144A±	6.45	12-15-2065	1,920,000	2,073,600
				16,212,179

REITs : 0.37%
American Tower Corporation	7.00	10-15-2017	1,455,000	1,692,773

3

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Income Plus Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Care : 1.36%

Health Care Providers & Services : 1.00%
Fresenius Medical Care Holdings Incorporated 144A	5.88%	1-31-2022	$1,435,000	$1,556,975
HCA Incorporated	6.50	2-15-2020	1,450,000	1,647,563
McKesson Corporation	4.88	3-15-2044	1,330,000	1,393,614
				4,598,152

Pharmaceuticals : 0.36%
Teva Pharmaceutical Finance Company LLC	6.15	2-1-2036	1,370,000	1,635,072

Industrials : 2.51%

Aerospace & Defense : 0.34%
B/E Aerospace Incorporated	5.25	4-1-2022	905,000	961,563
DigitalGlobe Incorporated	5.25	2-1-2021	635,000	623,888
				1,585,451

Building Products : 0.35%
Masco Corporation	5.95	3-15-2022	1,450,000	1,593,188

Commercial Services & Supplies : 0.63%
Clean Harbors Incorporated	5.25	8-1-2020	1,375,000	1,409,375
Penske Truck Leasing Company LP 144A	3.13	5-11-2015	1,445,000	1,478,673
				2,888,048

Professional Services : 0.69%
FTI Consulting Incorporated	6.75	10-1-2020	1,055,000	1,126,213
Verisk Analytics Incorporated	5.80	5-1-2021	1,810,000	2,039,195
				3,165,408

Trading Companies & Distributors : 0.50%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	790,000	861,100
International Lease Finance Corporation	8.25	12-15-2020	1,190,000	1,441,388
				2,302,488

Information Technology : 1.35%

Electronic Equipment, Instruments & Components : 0.39%
Corning Incorporated	7.25	8-15-2036	1,417,000	1,791,347

IT Services : 0.31%
Fidelity National Information Services Incorporated %%	3.88	6-5-2024	1,430,000	1,430,206

Semiconductors & Semiconductor Equipment : 0.33%
Micron Technology Incorporated 144A	5.88	2-15-2022	1,385,000	1,478,488

Software : 0.32%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	1,370,000	1,476,175

Materials : 0.94%

Metals & Mining : 0.35%
Steel Dynamics Incorporated	6.38	8-15-2022	1,465,000	1,595,019

Paper & Forest Products : 0.59%
International Paper Company	7.30	11-15-2039	1,970,000	2,705,744

4

Wells Fargo Advantage Income Plus Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Telecommunication Services : 1.22%

Diversified Telecommunication Services : 0.61%
CenturyLink Incorporated	5.63%	4-1-2020	$1,375,000	$1,454,063
Verizon Communications Incorporated	6.55	9-15-2043	1,080,000	1,368,584
				2,822,647

Wireless Telecommunication Services : 0.61%
SBA Tower Trust 144A	3.72	4-15-2048	1,820,000	1,812,846
Sprint Corporation 144A	7.88	9-15-2023	860,000	971,800
				2,784,646

Utilities : 0.83%

Independent Power & Renewable Electricity Producers : 0.83%
Calpine Corporation 144A	7.88	1-15-2023	1,294,000	1,452,515
Harper Lake Solar Funding Corporation 144A	7.65	12-31-2018	1,340,064	1,402,612
NRG Energy Incorporated	7.63	1-15-2018	800,000	913,000
The AES Corporation	5.50	3-15-2024	60,000	61,500
				3,829,627

Total Corporate Bonds and Notes (Cost $107,648,363)				116,111,894

Municipal Obligations : 2.45%

California : 0.81%
California Build America Bonds Stem Cell Research and Cures Series A (GO)	4.99	4-1-2039	1,505,000	1,537,327
San Jose CA Series B (Airport Revenue, AGM Insured)	6.60	3-1-2041	2,000,000	2,155,180
				3,692,507

Illinois : 1.00%
Chicago IL Series B (GO)	6.31	1-1-2044	1,350,000	1,497,002
Illinois (GO)	4.51	3-1-2015	3,000,000	3,087,360
				4,584,362

Puerto Rico : 0.44%
Puerto Rico Government Development Bank (Miscellaneous Revenue, National Insured) ±	4.75	12-1-2015	2,005,000	2,022,383

Washington : 0.20%
Metropolitan Washington DC Airports Authority Dulles Toll Road Revenue Build America Bonds (Transportation Revenue)	7.46	10-1-2046	695,000	940,099

Total Municipal Obligations (Cost $10,789,151)				11,239,351

Non-Agency Mortgage Backed Securities : 4.57%
Banc of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX ±	5.48	1-15-2049	2,535,000	2,692,003
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR-7 Class A3 ±	5.12	2-11-2041	1,940,000	1,975,874
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-T20 Class A4A ±	5.14	10-12-2042	2,480,000	2,597,537
Commercial Mortgage Trust Pass-Through Certificate Series 2005-C6 Class A5A ±	5.12	6-10-2044	1,697,885	1,759,133
Credit Suisse First Boston Commercial Mortgage Trust Series 1998-C2 Class AX ±(c)	0.32	11-15-2030	346,239	1,291
Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2 (s)	7.88	7-25-2027	81,292	80,245

5

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Income Plus Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A7A ±	4.97%	7-10-2045	$2,695,000	$2,798,119
JPMorgan Chase Commercial Mortgage Trust Series 2007-LDPX Class AM ±	5.46	1-15-2049	1,980,000	2,105,827
Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	2-15-2031	3,545,000	3,741,368
Mach One Trust Commercial Mortgage Backed Series 2004-1 Class X ±144A(c)(i)	0.51	5-28-2040	561,449	9,561
Morgan Stanley Capital I Series 2004-HQ4 Class A7	4.97	4-14-2040	556,300	556,402
Morgan Stanley Capital I Series 2004-RR2 Class X ±144A(c)	0.58	10-28-2033	396,932	3,969
Morgan Stanley Capital I Series 2005-T19 Class A4A	4.89	6-12-2047	2,539,182	2,623,875
Total Non-Agency Mortgage Backed Securities (Cost $21,221,698)				20,945,204

U.S. Treasury Securities : 37.60%
U.S. Treasury Bond	2.75	11-15-2042	3,280,000	2,934,577
U.S. Treasury Bond	2.88	5-15-2043	5,370,000	4,918,587
U.S. Treasury Bond	3.63	2-15-2044	2,555,000	2,704,278
U.S. Treasury Bond	4.50	2-15-2036	4,415,000	5,378,711
U.S. Treasury Note ##	0.25	12-15-2015	11,350,000	11,353,995
U.S. Treasury Note	0.25	5-15-2016	2,975,000	2,968,842
U.S. Treasury Note ##	0.38	3-15-2015	24,345,000	24,399,216
U.S. Treasury Note	0.38	11-15-2015	5,820,000	5,834,096
U.S. Treasury Note ##	0.38	3-15-2016	2,250,000	2,252,900
U.S. Treasury Note	0.50	8-15-2014	37,625,000	37,658,787
U.S. Treasury Note	0.88	1-31-2018	10,075,000	9,996,294
U.S. Treasury Note	1.00	8-31-2016	13,015,000	13,169,553
U.S. Treasury Note ##	1.00	5-31-2018	10,335,000	10,246,987
U.S. Treasury Note	1.25	10-31-2018	7,145,000	7,109,275
U.S. Treasury Note	1.38	7-31-2018	4,290,000	4,307,426
U.S. Treasury Note	1.38	2-28-2019	4,710,000	4,687,920
U.S. Treasury Note ##	2.25	7-31-2018	17,585,000	18,288,400
U.S. Treasury Note	2.50	5-15-2024	4,240,000	4,249,939
Total U.S. Treasury Securities (Cost $171,995,019)				172,459,783

Yankee Corporate Bonds and Notes : 7.92%

Consumer Discretionary : 1.51%

Media : 1.51%
British Sky Broadcasting Group plc 144A	9.50	11-15-2018	1,785,000	2,312,241
Myriad International Holdings BV 144A	6.38	7-28-2017	1,445,000	1,609,369
Numericable Group SA 144A	6.00	5-15-2022	1,310,000	1,359,125
WPP Finance 2010	5.63	11-15-2043	1,470,000	1,624,346
				6,905,081

Consumer Staples : 0.32%

Food Products : 0.32%
BRF SA 144A	3.95	5-22-2023	1,525,000	1,441,125

Energy : 1.56%

Oil, Gas & Consumable Fuels : 1.56%
CNOOC Nexen Finance (2014) ULC	4.25	4-30-2024	1,665,000	1,716,154
Petrobras Global Finance BV	6.25	3-17-2024	1,855,000	1,970,093
Petroleos Mexicanos 144A	6.38	1-23-2045	2,005,000	2,308,256
Talisman Energy Incorporated	5.50	5-15-2042	1,070,000	1,151,047
				7,145,550

6

Wells Fargo Advantage Income Plus Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Financials : 1.61%

Banks : 1.40%
BBVA Bancomer SA 144A	4.50%	3-10-2016	$1,720,000	$1,810,300
BPCE SA 144A	5.15	7-21-2024	2,005,000	2,087,911
Oversea-Chinese Banking Corporation Limited ±144A	4.00	10-15-2024	2,505,000	2,536,380
				6,434,591

Capital Markets : 0.21%
Macquarie Group Limited 144A	6.00	1-14-2020	825,000	934,204

Health Care : 0.38%

Pharmaceuticals : 0.38%
Perrigo Company Limited 144A	5.30	11-15-2043	1,635,000	1,758,335

Information Technology : 0.67%

Internet Software & Services : 0.22%
Tencent Holdings Limited 144A	3.38	5-2-2019	1,000,000	1,024,858

Technology Hardware, Storage & Peripherals : 0.45%
Seagate HDD Cayman 144A	4.75	1-1-2025	2,075,000	2,062,031

Materials : 0.37%

Metals & Mining : 0.37%
ArcelorMittal SA	6.13	6-1-2018	1,565,000	1,715,631

Telecommunication Services : 0.50%

Wireless Telecommunication Services : 0.50%
Globo Communicacoes Participacoes SA 144A	4.88	4-11-2022	2,145,000	2,185,219
Inmarsat Finance plc %%144A	4.88	5-15-2022	115,000	116,150
				2,301,369

Utilities : 1.00%

Electric Utilities : 1.00%
Comision Federal de Electricidad 144A	4.88	1-15-2024	1,635,000	1,733,100
Western Power Distributions Holdings Limited 144A	7.38	12-15-2028	2,265,000	2,864,244
				4,597,344

Total Yankee Corporate Bonds and Notes (Cost $33,378,129)				36,320,119

Yankee Government Bonds : 0.88%
Banco Nacional de Desenvolvimento Economico e Social (Brazil) 144A			1,855,000	2,014,994
Republic of Costa Rica 144A			1,920,000	2,025,600
Total Yankee Government Bonds (Cost $3,762,304)				4,040,594

	Yield		Shares
Short-Term Investments : 7.13%

Investment Companies : 7.04%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class ##(l)(u)	0.07		31,180,323	31,180,323

7

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Income Plus Fund

Security name		Yield		Shares	Value
Investment Companies (continued)
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.10%		1,127,500	$1,127,500
					32,307,823

			Maturity date	Principal

U.S. Treasury Securities : 0.09%
U.S. Treasury Bill (z)#		0.04	6-19-2014	$400,000	399,992

Total Short-Term Investments (Cost $32,707,813)					32,707,815

Total investments in securities (Cost $534,543,948)*	120.23%				551,460,792
Other assets and liabilities, net	(20.23)				(92,784,708)

Total net assets	100.00%				$458,676,084

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	Security issued on a when-issued basis.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended
(c)	Interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.
(i)	Illiquid security
«	All or a portion of this security is on loan.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
##	All or a portion of this security has been segregated for when-issued securities.
(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Sections 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $534,738,660 and unrealized gains (losses) consists of:

Gross unrealized gains	$18,321,724
Gross unrealized losses	(1,599,592)

Net unrealized gains	$16,722,132

8

Wells Fargo Advantage Income Plus Fund (the “Fund”)

Notes to Portfolio of investments — May 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2014, the inputs used in valuing investments in securities were as follows:

Assets	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Investments in :
Agency securities	$0	$153,227,901	$0	$153,227,901
Asset-backed securities	0	4,408,131	0	4,408,131
Corporate bonds and notes	0	116,111,894	0	116,111,894
Municipal obligations	0	11,239,351	0	11,239,351
Non-agency mortgage backed securities	0	20,945,204	0	20,945,204
U.S. Treasury securities	172,459,783	0	0	172,459,783
Yankee corporate bonds and notes	0	36,320,119	0	36,320,119
Yankee government bonds	0	4,040,594	0	4,040,594
Short-term investments
Investment companies	31,180,323	1,127,500	0	32,307,823
U.S. Treasury securities	399,992	0	0	399,992

	204,040,098	347,420,694	0	551,460,792

Futures contracts	2,844	0	0	2,844

Total assets	$204,042,942	$347,420,694	$0	$551,463,636

Liabilities
Futures contracts	$8,281	$0	$0	$8,281

Total liabilities	$8,281	$0	$0	$8,281

Futures contracts are reported at their variation margin at measurement date, which represents the amount due/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of May 31, 2014, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At May 31, 2014, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2014	Unrealized gains (losses)
9-19-2014	JPMorgan	26 Short	10-Year U.S. Treasury Notes	$3,263,406	$(13,659)
9-19-2014	JPMorgan	27 Long	U.S. Treasury Bonds	4,057,594	57,957
9-30-2014	JPMorgan	103 Long	2-Year U.S. Treasury Notes	22,635,859	(5,024)

Wells Fargo Advantage Short Duration Government Bond Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 32.09%
FHLMC ±	2.92%	4-1-2044	$8,504,568	$8,861,543
FHLMC ±	3.05	10-1-2043	985,156	1,023,203
FHLMC ±	3.17	8-1-2041	6,221,920	6,533,063
FHLMC ±	3.26	10-1-2041	4,604,050	4,827,337
FHLMC ±	3.56	8-1-2041	1,559,268	1,662,878
FHLMC ±	3.63	6-1-2041	7,532,059	8,018,621
FHLMC ±	3.65	10-1-2041	6,246,541	6,619,068
FHLMC %%	4.00	4-1-2032	2,141,026	2,286,259
FHLMC	4.50	9-1-2024	3,797,955	4,098,892
FHLMC	4.50	12-1-2024	1,260,892	1,363,888
FHLMC	4.50	7-1-2025	2,803,461	3,032,795
FHLMC	4.50	6-1-2026	1,309,630	1,414,326
FHLMC	4.50	7-1-2026	1,666,602	1,803,088
FHLMC	4.50	8-1-2026	762,499	824,963
FHLMC	5.50	12-15-2039	13,805,353	15,516,388
FHLMC	5.50	7-1-2041	1,710,130	1,961,097
FHLMC ±	5.87	7-1-2038	6,479,013	6,883,758
FHLMC ±	5.90	10-1-2038	516,750	548,894
FHLMC	6.00	5-15-2039	4,643,498	5,137,153
FHLMC ±	6.06	6-1-2037	1,496,086	1,603,516
FHLMC	6.50	11-1-2037	945,556	1,076,816
FHLMC	6.50	12-1-2038	1,717,079	1,899,191
FHLMC	7.00	3-25-2044	2,199,069	2,691,995
FHLMC Series 2638 Class MJ	5.00	7-15-2033	4,711,000	5,173,474
FHLMC Series 2744 Class JH	5.00	2-15-2034	1,809,000	1,977,134
FHLMC Series 2762 Class LY	5.00	3-15-2034	1,888,000	2,075,824
FHLMC Series 3574 Class D	5.00	9-15-2039	2,634,084	2,886,953
FHLMC Series 3704 Class CT	7.00	12-15-2036	2,714,035	3,248,716
FHLMC Series T-57 Class 1A3	7.50	7-25-2043	428,239	513,747
FHLMC Series T-59 Class 1A3	7.50	10-25-2043	181,316	216,349
FHLMC Series T-60 Class 1A3	7.50	3-25-2044	66,535	79,809
FHLMC Structured Pass-Through Securities Series T-51 Class 2A ±	7.50	8-25-2042	1,951,292	2,348,881
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	3-25-2043	614,742	689,642
FNMA ±	2.29	1-1-2044	3,919,881	4,018,593
FNMA ±	2.36	3-1-2044	2,848,963	2,930,780
FNMA ±	2.40	3-1-2044	3,009,737	3,099,212
FNMA ±	2.47	4-1-2044	4,109,476	4,240,702
FNMA ±	2.53	1-1-2044	5,530,972	5,688,178
FNMA ±	2.56	6-1-2044	9,599,000	9,921,550
FNMA ±	2.56	5-1-2044	8,259,000	8,499,652
FNMA ± %%	2.64	5-1-2044	8,165,000	8,448,223
FNMA ± %%	2.67	5-1-2044	4,710,000	4,877,058
FNMA ±	2.70	1-1-2044	8,765,345	9,087,479
FNMA ±	2.75	1-1-2044	20,009,952	20,786,588
FNMA ±	2.80	3-1-2044	11,917,849	12,374,373
FNMA ±	2.81	11-1-2043	5,713,449	5,942,991
FNMA ±	2.88	4-1-2042	4,194,164	4,375,464
FNMA ±	3.04	10-1-2041	1,300,123	1,375,995
FNMA ±	3.28	11-1-2041	5,637,995	5,917,444
FNMA ±	3.28	6-1-2041	2,172,702	2,287,400
FNMA ±	3.30	7-1-2041	2,954,471	3,130,063
FNMA %%	3.50	1-1-2026	9,483,037	10,037,068
FNMA %%	3.50	3-1-2026	5,347,791	5,660,227
FNMA	3.50	3-1-2026	3,655,967	3,869,561
FNMA ±	3.55	7-1-2041	3,919,011	4,161,487
FNMA ±	3.67	7-1-2041	2,344,086	2,499,900
FNMA	4.50	8-1-2024	750,394	812,608
FNMA	4.50	10-1-2024	3,104,308	3,358,702
FNMA	4.50	12-1-2024	1,243,851	1,346,982
FNMA	4.50	6-1-2025	812,576	880,047
FNMA	4.50	2-1-2026	1,009,574	1,083,572
FNMA	4.50	10-1-2026	10,236,759	11,098,951
FNMA	5.00	2-1-2023	6,830,017	7,363,831

1

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	5.00%	5-1-2023	$1,225,235	$1,334,458
FNMA	5.00	8-1-2030	1,390,208	1,550,059
FNMA	5.50	9-1-2039	1,303,772	1,490,275
FNMA	6.00	3-25-2035	1,540,799	1,629,182
FNMA	6.50	8-1-2037	8,662,582	9,788,564
FNMA	6.50	6-1-2038	6,072,281	6,859,970
FNMA	6.50	8-1-2039	6,568,595	7,465,802
FNMA	6.50	2-1-2041	2,386,315	2,704,894
FNMA	7.50	7-1-2032	303,416	344,472
FNMA Grantor Trust Series 2000-T6 Class A1	7.50	6-25-2030	678,736	788,887
FNMA Grantor Trust Series 2001-T16 Class A2	7.00	7-25-2042	412,907	476,237
FNMA Grantor Trust Series 2001-T3 Class A1	7.50	11-25-2040	741,350	870,990
FNMA Series 1999-T2 Class A1 ±	7.50	1-19-2039	440,201	491,401
FNMA Series 2001-T4 Class A1	7.50	7-25-2041	100,235	120,196
FNMA Series 2001-W03 Class A ±	6.98	9-25-2041	736,139	849,667
FNMA Series 2002-14 Class A2	7.00	1-25-2042	730,494	839,571
FNMA Series 2002-14 Class A2	7.50	1-25-2042	1,564,699	1,858,255
FNMA Series 2002-26 Cass A2	7.50	1-25-2048	611,913	739,163
FNMA Series 2002-26 Class A1	7.00	1-25-2048	959,946	1,120,838
FNMA Series 2002-33 Class A2	7.50	6-25-2032	223,939	264,298
FNMA Series 2002-90 Class A1	6.50	6-25-2042	27,757	31,986
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	3,765,001	4,435,894
FNMA Series 2002-W1 Class 2A ±	6.60	2-25-2042	588,123	691,566
FNMA Series 2002-W6 Class 2A1 ±	6.48	6-25-2042	12,487	14,368
FNMA Series 2003-W1 Class 2A ±	6.66	12-25-2042	306,951	362,179
FNMA Series 2003-W2 Class 1A1	6.50	7-25-2042	173,745	199,549
FNMA Series 2003-W4 Class 4A ±	7.06	10-25-2042	793,979	915,995
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	144,483	169,586
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	1,328,141	1,554,856
FNMA Series 2004-W9 Class 1A3	6.05	2-25-2044	4,630,248	5,241,084
FNMA Series 2004-W9 Class 2A3	7.50	2-25-2044	828,006	1,012,350
FNMA Series 2005-W3 Class 1A	7.50	3-25-2045	243,932	291,375
FNMA Series 2009-14 Class A	7.00	6-25-2035	1,807,945	2,109,957
FNMA Series 2010-111 Class WA ±	6.04	10-25-2040	3,418,742	3,889,688
FNMA Series 2011-M2 Class A1	2.02	4-25-2021	3,552,141	3,631,549
FNMA Series 2012-28 Class PT	4.00	3-25-2042	1,605,844	1,696,884
FNMA Series 2012-65 Class HJ	5.00	7-25-2040	11,609,850	12,834,585
FNMA Series 2013-121 Class LB	3.00	12-25-2043	30,588,662	31,485,461
FNMA Whole Loan Series 2002-W8 Class A3	7.50	6-25-2042	126,086	148,457
FNMA Whole Loan Series 2004-W11 Class 1A2	6.50	5-25-2044	5,490,141	6,404,003
FNMA Whole Loan Series 2004-W14 Class 2A	7.50	7-25-2044	161,351	180,318
FNMA Whole Loan Series 2005-W1 Class 1A4	7.50	10-25-2044	401,760	482,238
GNMA ±	3.00	8-20-2041	4,609,645	4,785,948
GNMA ±	3.50	5-20-2041	2,288,331	2,407,280
GNMA ±	3.50	7-20-2041	4,258,323	4,471,157
GNMA ±	3.50	8-20-2041	2,725,198	2,844,525
GNMA	5.50	3-15-2033	1,652,270	1,872,233
GNMA	6.00	9-15-2035	11,015,942	12,722,730
GNMA Series 2009-42 Class CT	6.00	8-16-2035	1,893,528	2,133,359
Total Agency Securities (Cost $426,771,947)				428,682,281

Asset-Backed Securities : 12.10%
Ally Master Owner Trust Series 2014-2 Class A ±	0.52	1-16-2018	3,228,000	3,228,000
Ally Master Owner Trust Series 2014-3A Class A	1.33	3-15-2019	3,228,000	3,232,923
American Express Issuance Trust II Series 2013-1 Class A ±	0.43	2-15-2019	5,911,000	5,899,734
American Express Issuance Trust II Series 2013-2 Class A ±	0.57	5-17-2021	7,166,000	7,185,635
American Express Issuance Trust II Series 2013-2 Class A ±	0.58	8-15-2019	2,101,000	2,110,070
Avis Budget Rental Car Funding LLC Series 2012-3A Class A 144A	2.10	3-20-2019	6,555,000	6,639,304
Bank of America Credit Card Trust Series 2014-A2 Class A ±	0.42	9-16-2019	12,509,000	12,509,000
California Republic Auto Receivables Trust Series 2013-2 Class A2	1.23	3-15-2019	6,184,366	6,230,953
Capital Auto Receivables Asset Trust Series 2013-1 Class A3	0.79	6-20-2017	5,028,000	5,039,760
Capital Auto Receivables Asset Trust Series 2013-3 Class A2	1.04	11-21-2016	4,899,000	4,924,739
Capital Auto Receivables Asset Trust Series 2014-1 Class A3	1.32	6-20-2018	7,667,000	7,705,159
Capital Auto Receivables Asset Trust Series 2014-2 Class A4	1.62	10-22-2018	3,186,000	3,200,063

2

Wells Fargo Advantage Short Duration Government Bond Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Citibank Credit Card Issuance Trust Series 2013-A7 Class A7 ±	0.58%	9-10-2020	$11,495,000	$11,539,405
Developers Diversified Realty Corporation Trust Series 2009-DDR1 Class A 144A	3.81	10-14-2022	8,291,046	8,373,782
Discover Card Master Trust I Series 2013-A1 Class A1 ±	0.45	8-17-2020	3,443,000	3,446,732
Navient Student Loan Trust Series 2014-1 Class A2 ±	0.46	3-27-2023	4,622,000	4,621,991
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.31	10-26-2026	5,753,293	5,739,421
Nelnet Student Loan Trust Series 2007-1 Class A1 ±	0.24	11-27-2018	674,328	673,096
SLC Student Loan Trust Series 2010-1 Class A ±	1.10	11-25-2042	2,157,592	2,193,849
SLM Student Loan Trust Series 2002-6 Class A4 ±	0.43	3-15-2019	1,087,264	1,087,461
SLM Student Loan Trust Series 2003-6 Class A4 ±	0.43	12-17-2018	663,262	663,091
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.43	7-27-2026	1,753,170	1,783,430
SLM Student Loan Trust Series 2005-9 Class A ±	0.35	1-27-2025	6,009,000	5,984,609
SLM Student Loan Trust Series 2006-7 Class A5 ±	0.33	1-27-2025	8,865,000	8,779,843
SLM Student Loan Trust Series 2007-2 Class A2 ±	0.62	5-15-2028	1,121,445	1,121,911
SLM Student Loan Trust Series 2010-1 Class A ±	0.55	3-25-2025	5,105,212	5,110,067
SLM Student Loan Trust Series 2010-A Class 2A 144A±	3.40	5-16-2044	4,822,266	5,129,758
SLM Student Loan Trust Series 2010-A Class1A 144A±	3.20	5-16-2044	4,092,165	4,244,398
SLM Student Loan Trust Series 2011-B Class A4 144A±	1.00	12-16-2024	2,702,990	2,716,759
SLM Student Loan Trust Series 2011-C Class A2A 144A±	3.40	10-17-2044	1,882,000	2,026,161
SLM Student Loan Trust Series 2012-B Class A2 144A	3.48	10-15-2030	3,197,000	3,333,661
SLM Student Loan Trust Series 2012-E Class A2 144A±	1.90	6-15-2045	3,636,000	3,742,611
SLM Student Loan Trust Series 2013-3 Class A2 ±	0.45	5-26-2020	1,762,000	1,762,430
SLM Student Loan Trust Series 2013-6 Class A2 ±	0.65	2-25-2021	1,490,000	1,498,188
SLM Student Loan Trust Series 2013-B Class A2A 144A	1.85	6-17-2030	3,878,000	3,818,205
SLM Student Loan Trust Series 2014-A Class A2B 144A±	1.30	1-15-2026	4,304,000	4,343,567
Total Asset-Backed Securities (Cost $161,573,917)				161,639,766

Non-Agency Mortgage Backed Securities : 6.38%
CFCRE Commercial Mortgage Trust Series 2011-C1 Class A1 144A	1.87	4-15-2044	2,542,472	2,566,770
CFCRE Commercial Mortgage Trust Series 2011-C2 Class A1	1.56	12-15-2047	1,969,634	1,979,232
Commercial Mortgage Trust Series 2012-LC4 Class A2	2.26	12-10-2044	2,402,000	2,459,581
Commercial Mortgage Trust Series 2013-CR6 Class A1	0.72	3-10-2046	3,309,440	3,298,926
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C1 Class A4 ±	5.01	2-15-2038	3,084,869	3,135,118
DBUBS Mortgage Trust Series 2011 Class C2 144A	3.53	7-10-2044	1,113,052	1,172,199
DBUBS Mortgage Trust Series 2011-LC3A Class A1	2.24	8-10-2044	1,826,350	1,845,663
GS Mortgage Securities Corporation II Series 2011-GC3 Class A2 144A	3.65	3-10-2044	12,995,000	13,577,202
GS Mortgage Securities Trust Series 2010-C2 Class A1 144A	3.85	12-10-2043	7,497,850	7,875,209
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C1 Class A2 144A	4.61	6-15-2043	2,478,000	2,693,229
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	8-5-2032	1,801,485	1,888,799
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C3 Class A2 144a 144A	3.67	2-15-2046	5,891,761	6,173,823
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C5 Class A2	3.15	8-15-2046	864,817	901,697
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C6 Class A6 ±	5.02	8-15-2029	983,200	985,174
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C7 Class A3 ±	5.46	11-15-2030	1,852,430	1,852,223
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class A2	1.87	11-15-2045	11,462,000	11,609,195
Morgan Stanley Capital I Trust Series 2011-C2 Class A1 144A	1.48	6-15-2044	1,094,219	1,096,334
Morgan Stanley Capital I Trust Series 2011-C2 Class A3 144A	4.21	6-15-2044	705,000	763,727
Motel 6 Trust Series 2012-MTL6 Class A2 144A	1.95	10-5-2025	19,517,000	19,303,386
Total Non-Agency Mortgage Backed Securities (Cost $86,240,301)				85,177,487

U.S. Treasury Securities : 49.03%
U.S. Treasury Note	0.13	12-31-2014	24,322,000	24,327,691
U.S. Treasury Note	0.25	7-31-2015	40,494,000	40,546,197

3

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	0.25%	9-30-2015	$44,514,000	$44,562,698
U.S. Treasury Note	0.25	10-31-2015	19,571,000	19,587,811
U.S. Treasury Note	0.25	12-31-2015	2,004,000	2,004,547
U.S. Treasury Note	0.25	2-29-2016	46,975,000	46,949,305
U.S. Treasury Note	0.38	8-31-2015	1,200,000	1,203,374
U.S. Treasury Note	0.38	1-31-2016	3,336,000	3,342,515
U.S. Treasury Note	0.38	3-31-2016	139,904,000	140,062,511
U.S. Treasury Note	0.38	4-30-2016	219,462,000	219,590,605
U.S. Treasury Note	0.38	5-31-2016	100,188,000	100,198,019
U.S. Treasury Note ##	0.88	5-15-2017	12,423,000	12,458,915
Total U.S. Treasury Securities (Cost $653,653,177)				654,834,188

	Yield		Shares
Short-Term Investments : 1.93%

Investment Companies : 1.93%
Wells Fargo Advantage Government Money Market Fund, Institutional Class ##(l)(u)	0.01		25,838,336	25,838,336

Total Short-Term Investments (Cost $25,838,336)				25,838,336

Total investments in securities (Cost $1,354,077,678)*	101.53%			1,356,172,058
Other assets and liabilities, net	(1.53)			(20,501,408)

Total net assets	100.00%			$1,335,670,650

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	Security issued on a when-issued basis.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended
##	All or a portion of this security has been segregated for when-issued securities.
(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,355,110,885 and unrealized gains(losses) consists of:

Gross unrealized gains	$4,610,196
Gross unrealized losses	(3,549,023)

Net unrealized gains	$1,061,173

4

Wells Fargo Advantage Short Duration Government Bond Fund (the “Fund”)

Notes to Portfolio of investments — May 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2014, the inputs used in valuing investments in securities were as follows:

Assets	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Investments in :
Agency securities	$0	$428,682,281	$0	$428,682,281
Asset-backed securities	0	161,639,766	0	161,639,766
Non-agency mortgage backed securities	0	85,177,487	0	85,177,487
U.S. Treasury securities	654,834,188	0	0	654,834,188
Short-term investments
Investment companies	25,838,336	0	0	25,838,336

	$680,672,524	$675,499,534	$0	$1,356,172,058

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 15.09%
FDIC Series 2010-R1 Class A 144A	2.18%	5-25-2050	$2,260,959	$2,275,870
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	1,967,755	1,935,196
FHLMC ±	2.38	4-1-2032	67,952	72,406
FHLMC ±	2.53	7-1-2029	5,724	6,034
FHLMC ±	2.53	9-1-2031	7,323	7,326
FHLMC ±	2.89	5-1-2026	131,216	137,467
FHLMC	3.00	2-15-2024	1,645,657	1,723,332
FHLMC	3.50	6-15-2038	1,626,987	1,700,123
FHLMC	4.50	5-15-2018	285,614	300,345
FHLMC	4.50	7-15-2022	300,938	304,766
FHLMC	5.00	10-15-2032	657,670	681,694
FHLMC	6.00	10-1-2021	691,169	756,571
FHLMC	8.50	9-1-2017	104,999	110,555
FHLMC	9.00	8-1-2018	85,827	91,946
FHLMC	9.00	6-1-2019	89,561	96,370
FHLMC	9.00	10-1-2019	197,007	217,638
FHLMC	9.50	12-1-2022	166,080	181,717
FHLMC	10.50	1-1-2016	1,115	1,168
FHLMC	10.50	11-1-2017	872	955
FHLMC	10.50	8-1-2018	76,332	84,416
FHLMC	10.50	2-1-2019	1,131	1,273
FHLMC	10.50	4-1-2019	476	522
FHLMC	10.50	5-1-2019	537	604
FHLMC	10.50	6-1-2019	4,088	4,542
FHLMC	10.50	7-1-2019	1,118	1,264
FHLMC Series 2597 Series AE	5.50	4-15-2033	425,535	472,103
FHLMC Series 2631 Class LC	4.50	6-15-2018	643,727	676,266
FHLMC Series 2642 Class AR	4.50	7-15-2023	564,445	607,298
FHLMC Series 2656 Class BG	5.00	10-15-2032	1,609,332	1,709,905
FHLMC Series 2835 Class NG	5.50	7-15-2033	535,964	539,629
FHLMC Series 2958 Class QD	4.50	4-15-2020	2,111,559	2,225,387
FHLMC Series 3117 Class PL	5.00	8-15-2034	1,266,213	1,289,425
FHLMC Series 3656 Class BH	3.00	12-15-2019	2,628,141	2,665,629
FHLMC Series 3778 Class BM	3.50	8-15-2028	794,128	826,020
FHLMC Series 3794 Class LK	3.00	2-15-2024	2,935,451	3,055,453
FHLMC Series 3855 Class HL	3.50	2-15-2026	602,848	635,789
FHLMC Series 3920 Class AB	3.00	9-15-2025	1,442,313	1,505,820
FHLMC Series Structured Pass-Through Securities Series T-42 Class A6	9.50	2-25-2042	542,935	677,115
FHLMC Series T-57 Class 2A1 ±	3.24	7-25-2043	27,847	29,013
FHLMC Series T-59 Class 2A1 ±	2.86	10-25-2043	1,146,091	1,180,949
FNMA ±	2.31	11-1-2031	70,764	71,641
FNMA	2.73	10-1-2017	3,068,660	3,206,316
FNMA	2.93	12-1-2017	2,395,675	2,518,412
FNMA	3.33	10-1-2017	1,651,265	1,701,972
FNMA	3.34	4-1-2016	970,803	1,006,479
FNMA	3.34	9-1-2017	1,424,445	1,510,889
FNMA	3.50	10-1-2023	1,888,792	2,007,415
FNMA	3.50	11-1-2023	1,127,693	1,198,525
FNMA	3.69	6-1-2017	3,373,805	3,617,985
FNMA	3.74	5-1-2018	1,321,887	1,423,768
FNMA	3.85	10-1-2016	3,153,650	3,197,329
FNMA	4.00	5-25-2019	528,489	555,146
FNMA	4.00	12-15-2024	828,595	872,117
FNMA	4.00	6-25-2026	1,658,111	1,774,542
FNMA	4.00	8-25-2037	1,646,923	1,703,747
FNMA	4.34	2-1-2017	473,943	484,056
FNMA	4.44	9-1-2015	1,709,726	1,798,322
FNMA	4.69	11-1-2015	1,770,620	1,835,291
FNMA	5.00	1-15-2022	2,291,107	2,436,931
FNMA	5.00	3-25-2034	696,604	708,801
FNMA	5.09	2-1-2016	870,807	912,241
FNMA	5.20	1-1-2018	2,145,531	2,279,264

1

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	5.29%	8-1-2015	$2,688,655	$2,796,330
FNMA	5.50	1-1-2016	343,000	359,919
FNMA	5.50	8-25-2034	1,185,541	1,302,490
FNMA	6.00	4-1-2021	1,147,176	1,218,759
FNMA	6.00	3-1-2033	872,688	980,443
FNMA	6.28	11-1-2018	719,679	744,905
FNMA	6.50	8-1-2031	505,693	580,922
FNMA	7.60	8-1-2018	204,260	222,198
FNMA	8.00	4-1-2017	134,354	142,132
FNMA	8.00	9-1-2019	100,945	107,027
FNMA	8.00	9-1-2023	11,180	12,037
FNMA	8.33	7-15-2020	35,910	39,966
FNMA	8.50	7-1-2018	67,082	71,271
FNMA	8.50	2-1-2023	67,237	71,751
FNMA	9.00	2-1-2020	1,404	1,621
FNMA	9.00	11-1-2024	128,227	145,245
FNMA	11.00	10-15-2020	50,641	52,548
FNMA	12.00	3-1-2017	4,875	4,911
FNMA Grantor Trust Series 2002-T12 Class A4	9.50	5-25-2042	853,189	1,066,048
FNMA Series 1989-29 Class Z	10.00	6-25-2019	114,239	129,777
FNMA Series 1989-63 Class Z	9.40	10-25-2019	61,826	67,398
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	75,248	92,112
FNMA Series 2003-15 Class CB	5.00	3-25-2018	1,322,996	1,394,868
FNMA Series 2003-41 Class PE	5.50	5-25-2023	1,736,400	1,894,481
FNMA Series 2004-90 Class XY	4.00	9-25-2034	1,122,226	1,181,004
FNMA Series 2006-48 Class TD	5.50	12-25-2034	822,448	845,233
FNMA Series 2008-53 Class CA	5.00	7-25-2023	1,406,311	1,500,940
FNMA Series 2011-133 Class A	3.50	6-25-2029	2,280,271	2,405,419
FNMA Series 2011-17 Class ED	3.50	7-25-2025	659,658	683,602
FNMA Series 2011-39 Class CA	3.00	5-25-2024	591,959	614,315
FNMA Series 2011-66 Class BE	3.00	3-25-2025	1,430,695	1,496,011
FNMA Series 2011-71 Class DJ	3.00	3-25-2025	2,841,312	2,971,023
FNMA Series G95-2 Class ±	10.00	5-25-2020	155,570	11,739
FNMA Whole Loan Series 2003-W06 Class PT4 ±	8.75	10-25-2042	119,137	139,128
FNMA Whole Loan Series 2003-W11 Class A1 ±	3.28	6-25-2033	25,067	24,781
FNMA Whole Loan Series 2003-W6 Class 6A ±	3.06	8-25-2042	1,388,648	1,450,183
FNMA Whole Loan Series 2004-W6 Class 1A4	5.50	7-25-2034	929,346	941,531
GNMA	4.00	8-16-2023	952,672	1,013,002
GNMA	4.50	4-20-2035	804,131	860,509
GNMA	8.00	12-15-2023	43,173	51,075
GNMA	9.00	11-15-2017	44,835	48,588
GNMA	9.00	11-15-2024	29,093	34,083
GNMA	10.00	2-20-2018	8,407	9,205
GNMA	12.50	4-15-2019	29,551	29,992
GNMA Series 2010-6 Class EA	4.00	9-16-2023	978,746	1,023,798
GNMA Series 2012-19 Class A	1.83	3-16-2039	4,732,747	4,732,013
Total Agency Securities (Cost $100,167,997)				101,177,423

Asset-Backed Securities : 8.85%
ASG Resecuritization Trust Series 2009-4 Class A60 144A	6.00	6-28-2037	572,188	592,423
CNH Equipment Trust Series 2013-C Class A2	0.63	1-17-2017	5,402,964	5,407,778
DBRR Trust Series 2012-EZ1 Class A 144A	0.95	9-25-2045	103,849	103,862
Ford Credit Auto Owner Trust Series 2012-D Class A2	0.40	9-15-2015	15,958	15,958
Ford Credit Auto Owner Trust Series 2013-A Class A2	0.38	11-15-2015	359,205	359,250
Ford Credit Auto Owner Trust Series 2014-A Class A2	0.48	11-15-2016	5,000,000	5,001,410
GE Equipment LLC Series 2013-2 Class A2	0.61	6-24-2016	3,250,000	3,253,123
GE Equipment Small Ticket LLC Series 2013-1A Class A2 144A	0.73	1-25-2016	1,667,514	1,670,272
GE Equipment Transportation LLC Series 2013-1 Class A2	0.50	11-24-2015	1,429,200	1,429,348
Home Equity Asset Trust Series 2003-6 Class M1 ±	1.20	2-25-2034	1,667,038	1,571,297
Honda Auto Receivables Owner Trust 2014-1 Class A2	0.41	9-21-2016	2,700,000	2,699,676
Hyundai Auto Lease Securitization Trust Series 2013-A Class A2 144A	0.51	9-15-2015	1,413,614	1,413,887
Hyundai Auto Lease Securitization Trust Series 2013-B Class A2 144A	0.75	3-15-2016	3,504,269	3,511,040
Hyundai Auto Lease Securitization Trust Series 2014-A Class A2 144A	0.52	7-15-2016	4,500,000	4,502,196
Hyundai Auto Receivables Trust Hart Series 2013-A Class A2	0.40	12-15-2015	712,858	713,050

2

Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Mercedes-Benz Auto Lease Trust Series 2013-B Class A2	0.53%	9-15-2015	$4,500,000	$4,502,070
Mercedes-Benz Auto Lease Trust Series 2014-A Class A2A	0.48	6-15-2016	4,000,000	4,003,132
Nissan Auto Lease Trust Series 2013-A Class A2A	0.45	9-15-2015	2,503,769	2,504,475
Porsche Innovative Lease Owner Pilot Trust Series 2013-1 Class A2 144A	0.54	1-22-2016	2,852,477	2,854,628
Volkswagen Auto Lease Trust Series 2013-A Class A2A	0.63	12-21-2015	1,890,721	1,892,757
Volkswagen Auto Lease Trust Series 2014-A Class A2A	0.52	10-20-2016	4,100,000	4,103,227
Volvo Financial Equipment LLC Series 2013-1A Class A2 144A	0.53	11-16-2015	1,721,772	1,722,076
Volvo Financial Equipment LLC Series 2014-1A Class A2 144A	0.54	11-15-2016	5,500,000	5,501,018
Total Asset-Backed Securities (Cost $59,369,612)				59,327,953

Corporate Bonds and Notes : 38.98%

Consumer Discretionary : 4.16%

Automobiles : 0.93%
Ford Motor Company	6.50	8-1-2018	2,667,000	3,123,849
Hyundai Motor Company 144A	4.50	4-15-2015	3,006,000	3,102,012
				6,225,861

Media : 1.74%
Cox Communications Incorporated	5.45	12-15-2014	1,543,000	1,583,129
Cox Communications Incorporated	5.50	10-1-2015	2,000,000	2,125,154
McGraw-Hill Company Incorporated	5.90	11-15-2017	3,500,000	3,898,545
TCM Sub LLC 144A	3.55	1-15-2015	4,000,000	4,071,328
				11,678,156

Multiline Retail : 0.96%
Dollar General Corporation	4.13	7-15-2017	3,000,000	3,215,370
Macy’s Retail Holding Incorporated	7.88	7-15-2015	3,000,000	3,236,826
				6,452,196

Specialty Retail : 0.53%
International Game Technology	7.50	6-15-2019	3,000,000	3,540,150

Consumer Staples : 1.44%

Beverages : 0.16%
Constellation Brands Incorporated	7.25	9-1-2016	1,000,000	1,120,000

Food & Staples Retailing : 0.78%
Safeway Incorporated	5.63	8-15-2014	3,000,000	3,029,610
Tyson Foods Incorporated	6.60	4-1-2016	1,995,000	2,196,343
				5,225,953

Household Products : 0.50%
Newell Rubbermaid Incorporated	2.00	6-15-2015	3,290,000	3,337,445

Energy : 3.83%

Energy Equipment & Services : 0.52%
Spectra Energy Capital Company	6.20	4-15-2018	3,000,000	3,462,693

Oil, Gas & Consumable Fuels : 3.31%
Boardwalk Pipelines LP	5.88	11-15-2016	1,000,000	1,088,471
Buckeye Partners LP	2.65	11-15-2018	3,000,000	3,003,837
Continental Resources Company	8.25	10-1-2019	3,075,000	3,282,563

3

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners LP	5.95%	2-1-2015	$3,205,000	$3,317,153
Nabors Industries Incorporated 144A	2.35	9-15-2016	3,000,000	3,070,245
Pioneer Natural Resources Company	5.88	7-15-2016	2,940,000	3,226,374
Weatherford Bermuda Company	5.50	2-15-2016	2,000,000	2,155,142
Williams Partners LP	3.80	2-15-2015	3,000,000	3,065,184
				22,208,969

Financials : 14.28%

Banks : 2.46%
Australia and New Zealand Banking Group Limited 144A	2.40	11-23-2016	3,000,000	3,108,921
Bank of America Corporation	6.50	8-1-2016	3,000,000	3,339,468
Bank One Corporation	4.90	4-30-2015	1,500,000	1,556,835
Citigroup Incorporated	1.30	4-1-2016	2,300,000	2,314,347
Credit Suisse New York	1.38	5-26-2017	2,660,000	2,663,814
ING Bank NV ±	0.90	5-23-2016	2,500,000	2,475,000
US Bank NA ±	3.78	4-29-2020	1,006,000	1,032,354
				16,490,739

Capital Markets : 1.86%
Bear Stearns Companies Incorporated	5.55	1-22-2017	3,875,000	4,291,849
Janus Capital Group Incorporated	6.70	6-15-2017	2,900,000	3,276,327
Lazard Group LLC	6.85	6-15-2017	3,000,000	3,418,560
Merrill Lynch & Company Incorporated	5.30	9-30-2015	1,400,000	1,483,174
				12,469,910

Consumer Finance : 3.21%
Discover Financial Services Company	6.45	6-12-2017	3,000,000	3,422,268
Ford Motor Credit Company	5.63	9-15-2015	1,000,000	1,062,210
Gatx Financial Corporation	5.70	4-15-2015	2,635,000	2,745,106
General Motors Financial Company Incorporated	2.75	5-15-2016	3,665,000	3,724,556
Harley-Davidson Funding Corporation 144A	5.75	12-15-2014	3,000,000	3,079,362
Murray Street Investment Trust I	4.65	3-9-2017	4,000,000	4,335,592
SLM Corporation	3.88	9-10-2015	1,500,000	1,541,250
SLM Corporation	6.25	1-25-2016	1,535,000	1,642,450
				21,552,794

Diversified Financial Services : 2.39%
HSBC Finance Corporation	5.25	4-15-2015	3,000,000	3,121,623
Raymond James Financial Incorporated	4.25	4-15-2016	2,000,000	2,118,406
Santander Holdings USA	4.63	4-19-2016	2,000,000	2,134,542
Toll Road Investors Partnership II 144A¤	0.00	2-15-2016	2,500,000	2,331,430
UBS AG Stamford Connecticut	5.88	7-15-2016	3,000,000	3,294,870
Woodside Finance Limited 144A	4.50	11-10-2014	3,000,000	3,048,192
				16,049,063

Insurance : 2.05%
Genworth Financial Incorporated	8.63	12-15-2016	2,000,000	2,350,114
MetLife Insurance Company 144A	7.70	11-1-2015	3,000,000	3,280,611
Prudential Insurance Company 144A	8.10	7-15-2015	3,910,000	4,156,682
Symetra Financial Corporation 144A	6.13	4-1-2016	2,150,000	2,304,306
Unum Group 144A	6.85	11-15-2015	1,533,000	1,656,557
				13,748,270

REITs : 2.31%
American Tower Corporation	4.50	1-15-2018	2,700,000	2,942,150
ARC Properties Operating Partnership LP 144A	2.00	2-6-2017	3,245,000	3,266,420

4

Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
REITs (continued)
Digital Realty Trust LP	4.50%	7-15-2015	$3,000,000	$3,095,271
Realty Income Corporation	2.00	1-31-2018	3,000,000	3,016,830
Regency Centers LP	5.25	8-1-2015	3,000,000	3,156,303
				15,476,974

Health Care : 2.41%

Biotechnology : 1.13%
Amgen Incorporated	1.25	5-22-2017	3,980,000	3,979,335
Biogen Idec Incorporated	6.88	3-1-2018	3,045,000	3,605,420
				7,584,755

Health Care Equipment & Supplies : 0.32%
Boston Scientific Corporation	6.25	11-15-2015	2,000,000	2,155,480

Life Sciences Tools & Services : 0.49%
Life Technologies Corporation	4.40	3-1-2015	3,170,000	3,260,323

Pharmaceuticals : 0.47%
Warner Chilcott Company LLC	7.75	9-15-2018	3,000,000	3,168,750

Industrials : 4.53%

Aerospace & Defense : 0.45%
BAE Systems Holdings Incorporated 144A	4.95	6-1-2014	3,000,000	3,000,000

Airlines : 0.65%
Delta Air Lines Incorporated	4.75	11-7-2021	2,690,375	2,912,331
Us Airway 2010-1 Class B Pass-Through Trust	8.50	10-22-2018	1,356,072	1,488,289
				4,400,620

Building Products : 0.43%
Owens Corning Incorporated	6.50	12-1-2016	2,575,000	2,875,675

Commercial Services & Supplies : 1.44%
Boardwalk Pipelines LLC	5.20	6-1-2018	2,179,000	2,323,503
Brambles USA Incorporated 144A	3.95	4-1-2015	2,000,000	2,048,430
Equifax Incorporated	4.45	12-1-2014	2,000,000	2,038,334
Penske Truck Leasing Company LP 144A	2.50	7-11-2014	1,500,000	1,502,865
Penske Truck Leasing Company LP 144A	3.13	5-11-2015	1,740,000	1,780,547
				9,693,679

Machinery : 0.99%
CNH Capital LLC	3.25	2-1-2017	1,760,000	1,795,200
CNH Capital LLC	3.88	11-1-2015	1,145,000	1,173,625
SPX Corporation	6.88	9-1-2017	3,250,000	3,672,500
				6,641,325

Road & Rail : 0.57%
JB Hunt Transportation Services Company	3.38	9-15-2015	3,700,000	3,804,107

Information Technology : 1.99%

Electronic Equipment, Instruments & Components : 0.67%
Agilent Technologies Incorporated	5.50	9-14-2015	1,300,000	1,376,743

5

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Electronic Equipment, Instruments & Components (continued)
Arrow Electronics Incorporated	3.38%	11-1-2015	$3,000,000	$3,101,337
				4,478,080

IT Services : 0.41%
Western Union Company	2.38	12-10-2015	2,700,000	2,760,507

Software : 0.91%
CA Incorporated	6.13	12-1-2014	3,000,000	3,083,151
Fidelity National Information Services Incorporated	2.00	4-15-2018	2,000,000	1,985,324
Symantec Corporation	2.75	9-15-2015	1,000,000	1,024,863
				6,093,338

Materials : 0.81%

Chemicals : 0.21%
CF Industries Incorporated	6.88	5-1-2018	1,165,000	1,378,003

Metals & Mining : 0.60%
Arcelormittal Company	4.25	2-25-2015	1,000,000	1,017,500
Glencore Funding LLC 144A	1.70	5-27-2016	3,000,000	3,017,856
				4,035,356

Telecommunication Services : 2.36%

Diversified Telecommunication Services : 2.36%
Clearwire Communication LLC/Clearwire Finance Incorporated 144A	14.75	12-1-2016	2,710,000	3,556,875
Crown Castle Towers LLC 144A	3.21	8-15-2035	2,650,000	2,697,697
Crown Castle Towers LLC 144A	5.50	1-15-2037	2,695,000	2,918,529
Qwest Corporation	7.50	10-1-2014	3,520,000	3,593,924
SBA Tower Trust 144A	4.25	4-15-2040	3,000,000	3,060,099
				15,827,124

Utilities : 3.17%

Electric Utilities : 3.17%
Dayton Power & Light Company 144A	1.88	9-15-2016	4,000,000	4,077,408
FPL Group Capital Incorporated	2.60	9-1-2015	3,000,000	3,075,072
Interstate Power & Light Company	3.30	6-15-2015	3,750,000	3,833,310
Monongahela Power Company 144A	5.70	3-15-2017	3,000,000	3,339,576
Niagara Mohawk Power Corporation 144A	3.55	10-1-2014	3,667,000	3,704,004
Progress Energy Incorporated	5.63	1-15-2016	3,000,000	3,235,449
				21,264,819

Total Corporate Bonds and Notes (Cost $258,935,335)				261,461,114

Municipal Obligations : 6.30%

California : 1.94%
California PCFA Solid Waste Disposal Series A (Resource Recovery Revenue) 144A±	0.50	8-1-2023	5,000,000	5,000,150
California PCFA Waste Management Services Incorporated Series A1 (Resource Recovery Revenue) ±	1.88	4-1-2025	2,000,000	2,024,760
California Public Works Board Lease Series E (Miscellaneous Revenue)	3.68	12-1-2015	2,960,000	3,054,572
San Bernardino County CA Financing Authority (Miscellaneous Revenue, National Insured) ¤	0.00	8-1-2017	3,500,000	2,963,450
				13,042,932

6

Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Florida : 0.18%
Miami-Dade County FL IDA Waste Management Incorporated Florida Project (Resource Recovery Revenue) ±	2.63%	8-1-2023	$1,200,000	$1,203,324

Georgia : 0.47%
Georgia Municipal Gas Authority Taxable Gas Portfolio III Series F (Utilities Revenue)	4.77	8-1-2015	3,000,000	3,136,770

Illinois : 0.98%
Chicago IL (Tax Revenue)	6.30	12-1-2021	2,000,000	2,231,400
Illinois (GO)	4.42	1-1-2015	1,000,000	1,022,800
Illinois (GO)	5.16	2-1-2018	2,545,000	2,775,195
Illinois (GO)	5.20	3-1-2018	500,000	546,460
				6,575,855

Ohio : 0.44%
Columbus Franklin County OH Finance Authority Research & Development (Industrial Development Revenue)	3.45	2-15-2015	2,885,000	2,946,018

Oregon : 0.57%
Portland OR Taxable Pension (GO) ±(n)(m)	0.09	6-1-2019	3,975,000	3,816,000

Pennsylvania : 0.30%
Bucks County PA IDA (Resource Recovery Revenue) ±	1.38	12-1-2022	2,000,000	2,000,220

South Carolina : 0.45%
South Carolina Public Service Authority Series D (GO) ±	1.03	6-1-2015	3,000,000	3,009,780

Texas : 0.67%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Industrial Development Revenue) ø	0.23	11-1-2040	4,500,000	4,500,000

Wisconsin : 0.30%
Menomonee Falls WI (GO)	4.25	11-1-2014	2,000,000	2,006,820

Total Municipal Obligations (Cost $41,960,383)				42,237,719

Non-Agency Mortgage Backed Securities : 9.77%
Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	2.63	10-20-2032	22,520	22,866
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR 9 Class A4A	4.87	9-11-2042	2,868,006	2,977,873
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR-7 Class A3 ±	5.12	2-11-2041	2,055,000	2,093,001
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR8 Class A4	4.67	6-11-2041	2,678,732	2,755,242
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-T18 Class A4 ±	4.93	2-13-2042	2,267,015	2,315,624
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-T20 Class A4A ±	5.14	10-12-2042	1,100,000	1,152,133
Citigroup/Deutsche Bank Commercial Mortgage Trust Pass-Through Certificate Series 2005-CD1 Class A4 ±	5.23	7-15-2044	2,437,838	2,543,515
CNH Equipment Trust Series 2014-A Class A2	0.49	6-15-2017	3,500,000	3,501,775
Commercial Mortgage Trust Pass-Through Certificate Series 2005-C6 Class A5A ±	5.12	6-10-2044	2,766,117	2,865,899
Commercial Mortgage Trust Series 2010-C1 Class A1 144A	3.16	7-10-2046	2,699,406	2,759,538
Commercial Mortgage Trust Series 2012-CR2 Class A1	0.82	8-15-2045	1,666,796	1,667,391
Commercial Mortgage Trust Series 2013-FL3 Class B 144A±	2.30	10-13-2028	3,000,000	3,018,537
Commercial Mortgage Trust Series 2014-BBG Class A 144A±	0.95	3-15-2029	2,100,000	2,103,954
ContiMortgage Home Equity Trust Series 1996-2 ±(c)(i)	0.00	7-15-2027	1,028,398	23,098

7

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	1.93%	6-19-2031	$329,597	$330,777
Countrywide Home Loans Mortgage Pass-Through Trust Series 2004-20 Class 3A1 ±	2.24	9-25-2034	80,288	66,988
Credit Suisse First Boston Mortgage Securities Corporation Series 2006-C1 Class AAB ±	5.46	2-15-2039	874,968	886,913
Credit Suisse Mortgage Capital Certificates Series 2006-C5 Class A3	5.31	12-15-2039	1,000,000	1,084,055
Drexel Burnham Lambert CMO Trust Series T Class 4	8.45	9-20-2019	106,219	114,558
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	1.28	9-25-2033	630,364	603,890
FedEx Corporation 1998 Pass-Through Certificates	7.02	1-15-2016	1,173,444	1,249,718
Golden National Mortgage Asset-Backed Certificates Series 1998-GN1 Class M2 (s)(i)	8.02	2-25-2027	40,643	40,630
Greenwich Capital Commercial Funding Corporation Series 2007-GG9 Class A4	5.44	3-10-2039	3,000,000	3,283,653
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±	8.00	9-19-2027	369,572	376,899
GSMPS Mortgage Loan Trust Series 2006-RP2 Class 1AF1 144A±	0.55	4-25-2036	1,267,550	1,073,774
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB16 Class A4	5.55	5-12-2045	973,042	1,047,481
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-CB18 Class A4	5.44	6-12-2047	2,810,000	3,076,675
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-LDPX Class AM ±	5.46	1-15-2049	3,300,000	3,509,712
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C6 Class A6 ±	5.02	8-15-2029	85,907	86,079
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C1 Class A4	4.74	2-15-2030	2,475,613	2,520,367
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C5 Class 4	4.95	9-15-2030	2,435,505	2,518,152
Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.50	10-25-2032	9,713	9,769
Merrill Lynch Mortgage Trust Series 2004-KEY 2 Class A4 ±	4.86	8-12-2039	786,876	790,031
Morgan Stanley Capital I Series 2005-IQ10 Class A4A ±	5.23	9-15-2042	2,833,631	2,939,609
Morgan Stanley Capital I Series 2005-T19 Class A4A	4.89	6-12-2047	2,524,362	2,608,570
Morgan Stanley Capital I Series 2007-IQ Class A4	5.81	12-12-2049	2,705,000	3,006,221
Morgan Stanley Dean Witter Capital I Series 2005-IQ9 Class A5	4.70	7-15-2056	835,443	844,369
Nomura Asset Acceptance Corporation Series 2005-AR1 Class 1A1 ±	2.62	2-25-2035	1,031,179	1,038,127
NUCA Guaranteed Notes Series 2010-C1 Class APT	2.65	10-29-2020	2,294,466	2,360,696
Structured Mortgage Asset Residential Trust Series 1992-5B Class BO ¤(i)	0.00	6-25-2023	7,849	7,159
Terwin Mortgage Trust Series 2004-21HE Class 1A1 ±	1.11	12-25-2034	15,283	14,653
Wilshire Funding Corporation Series 1996-3 Class M2 ±	5.84	8-25-2032	95,557	93,707
Wilshire Funding Corporation Series 1996-3 Class M3 ±	5.84	8-25-2032	97,130	93,364
Wilshire Funding Corporation Series 1998-2 Class M1 ±	2.00	12-28-2037	35,426	34,693
Total Non-Agency Mortgage Backed Securities (Cost $65,886,110)				65,511,735

	Dividend yield		Shares
Preferred Stocks : 0.26%
Financials : 0.26%

Banks : 0.26%
Huntington Bancshares ±(i)	3.02		80,000	1,740,000

Total Preferred Stocks (Cost $1,958,484)				1,740,000

	Interest rate		Principal
U.S. Treasury Securities : 0.31%
U.S. Treasury Note	1.38	2-28-2019	$2,110,000	2,100,108
Total U.S. Treasury Securities (Cost $2,092,897)				2,100,108

8

Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Yankee Corporate Bonds and Notes : 14.58%

Consumer Discretionary : 0.48%

Media : 0.48%
British Sky Broadcasting Group plc 144A	6.10%	2-15-2018	$2,838,000	$3,234,389

Consumer Staples : 0.92%

Food & Staples Retailing : 0.46%
Tesco plc 144A	2.70	1-5-2017	3,000,000	3,100,578

Food Products : 0.46%
Tate & Lyle International Finance plc 144A	5.00	11-15-2014	3,000,000	3,060,360

Energy : 2.94%

Energy Equipment & Services : 0.40%
Sinopec Group Overseas 2014 Company 144A	1.75	4-10-2017	2,705,000	2,712,918

Oil, Gas & Consumable Fuels : 2.54%
Ecopetrol SA	4.25	9-18-2018	3,000,000	3,210,000
Korea National Oil Corporation 144A	2.75	1-23-2019	3,000,000	3,069,789
Petrobras Global Finance Company	3.25	3-17-2017	4,000,000	4,077,200
Petroleos Mexicanos Company	4.88	3-15-2015	3,070,000	3,165,170
Transocean Incorporated	5.05	12-15-2016	3,235,000	3,525,506
				17,047,665

Financials : 6.85%

Banks : 4.14%
Bank of Montreal 144A	1.30	10-31-2014	2,500,000	2,510,760
Bank of Nova Scotia 144A	1.65	10-29-2015	3,430,000	3,489,178
Banque Federative du Credit Mutuel SA 144A	1.70	1-20-2017	2,850,000	2,874,493
Caixa Economica Federal 144A	4.25	5-13-2019	3,000,000	2,996,250
Canadian Imperial Bank 144A	2.75	1-27-2016	3,000,000	3,112,341
Corporacion Andina De Fomento	3.75	1-15-2016	3,385,000	3,509,788
Experian Finance plc 144A	2.38	6-15-2017	3,800,000	3,878,189
Swedbank Hypotek 144A	2.13	8-31-2016	3,000,000	3,092,073
Westpac Banking Corporation 144A	5.30	10-15-2015	2,150,000	2,284,317
				27,747,389

Diversified Financial Services : 0.90%
AerCap Ireland Capital Limited 144A	2.75	5-15-2017	2,500,000	2,515,625
WPP Finance	8.00	9-15-2014	3,485,000	3,557,119
				6,072,744

Insurance : 0.89%
Endurance Specialty Holdings Limited	6.15	10-15-2015	2,850,000	3,028,419
QBE Insurance Group Limited 144A	2.40	5-1-2018	2,985,000	2,948,807
				5,977,226

Real Estate Management & Development : 0.92%
Deutsche Annington Finance BV 144A	3.20	10-2-2017	4,000,000	4,130,764
Korea Land & Housing Corporation 144A	1.88	8-2-2017	2,000,000	2,012,654
				6,143,418

9

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Information Technology : 0.68%

Electronic Equipment, Instruments & Components : 0.23%
Seagate HDD Cayman Company 144A	3.75%	11-15-2018	$1,500,000	$1,545,000

Semiconductors & Semiconductor Equipment : 0.45%
TSMC Global Limited 144A	1.63	4-3-2018	3,035,000	3,001,081

Materials : 0.52%

Construction Materials : 0.52%
Lafarge SA 144A	6.20	7-9-2015	3,321,000	3,487,050

Telecommunication Services : 0.69%

Diversified Telecommunication Services : 0.39%
Telefonos de Mexico SA	5.50	1-27-2015	2,510,000	2,579,778

Wireless Telecommunication Services : 0.30%
Telefonica Moviles Chile SA 144A	2.88	11-9-2015	2,000,000	2,040,932

Utilities : 1.50%

Electric Utilities : 0.45%
State Grid Overseas Investment Company 144A	2.75	5-7-2019	3,000,000	3,029,118

Independent Power & Renewable Electricity Producers : 0.58%
TransAlta Corporation	4.75	1-15-2015	3,820,000	3,915,080

Multi-Utilities : 0.47%
Korea Western Power Company 144A	3.13	5-10-2017	3,000,000	3,125,806

Total Yankee Corporate Bonds and Notes (Cost $96,752,343)				97,820,532

Short-Term Investments : 5.67%
	Yield		Shares

Investment Companies : 5.62%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.07		37,718,749	37,718,749

			Principal

U.S. Treasury Securities : 0.05%
U.S. Treasury Bill #(z)	0.01	6-19-2014	$300,000	299,994

Total Short-Term Investments (Cost $38,018,742)				38,018,743

Total investments in securities (Cost $665,141,903) *	99.81%			669,395,327

Other assets and liabilities, net	0.19			1,301,183

Total net assets	100.00%			$670,696,510

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended
±	Variable rate investment. The interest rate shown is the rate in effect at period end.
¤	Security issued in zero coupon form with no periodic interest payments.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest; a failed auction does not itself cause a default.
(m)	Security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

10

Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments — May 31, 2014 (unaudited)

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
(c)	Interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.
(i)	Illiquid security
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued and/or unfunded loans.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $665,147,714 and unrealized gains (losses) consists of:

Gross unrealized gains	$6,252,771
Gross unrealized losses	(2,005,158)

Net unrealized gains	$4,247,613

11

Wells Fargo Advantage Short-Term Bond Fund (the “Fund”)

Notes to Portfolio of investments — May 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default and sales.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2014, the inputs used in valuing investments in securities were as follows:

Assets	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Investments in :
Agency securities	$0	$101,177,423	$0	$101,177,423
Asset-backed securities	0	59,327,953	0	59,327,953
Corporate bonds and notes	0	261,461,114	0	261,461,114
Municipal obligations	0	38,421,719	3,816,000	42,237,719
Non-agency mortgage backed securities	0	65,511,735	0	65,511,735
Preferred stocks
Financials	0	0	1,740,000	1,740,000
U.S. Treasury securities	2,100,108	0	0	2,100,108
Yankee corporate bonds and notes	0	97,820,532	0	97,820,532
Short-term investments
Investment companies	37,718,749	0	0	37,718,749
U.S. Treasury securities	299,994	0	0	299,994

Total assets	$40,118,851	$623,720,476	$5,556,000	$669,395,327

Liabilities
Futures contracts	$4,584	0	0	$4,584

Total liabilities	$4,584	$0	$0	$4,584

Futures contracts are reported at their variation margin at measurement date, which represents the amount due/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of May 31, 2014, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At May 31, 2014, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2014	Unrealized losses
9-30-2014	JPMorgan	995 Long	2-Year U.S. Treasury Notes	$218,666,798	$(24,686)
9-30-2014	JPMorgan	300 Short	5-Year U.S. Treasury Notes	35,927,344	(55,062)

Wells Fargo Advantage Short-Term High Yield Bond Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes : 61.51%

Consumer Discretionary : 14.86%

Auto Components : 0.93%
Tenneco Automotive Incorporated	7.75%	8-15-2018	$7,570,000	$7,939,038
TRW Automotive Incorporated 144A	7.25	3-15-2017	7,400,000	8,473,000
				16,412,038

Automobiles : 0.79%
Chrysler Group LLC/CG Co-Issuer Incorporated	8.00	6-15-2019	12,710,000	13,885,675

Diversified Consumer Services : 2.24%
Avis Budget Car Rental LLC ±	2.99	12-1-2017	8,891,000	8,957,683
Avis Budget Car Rental LLC	4.88	11-15-2017	8,120,000	8,475,250
Hertz Corporation	7.50	10-15-2018	5,870,000	6,200,188
Service Corporation International	7.00	6-15-2017	14,176,000	15,930,989
				39,564,110

Hotels, Restaurants & Leisure : 0.89%
Burger King Corporation	9.88	10-15-2018	3,310,000	3,566,525
MGM Resorts International	6.63	7-15-2015	6,000,000	6,330,000
MGM Resorts International	7.50	6-1-2016	5,265,000	5,844,150
				15,740,675

Household Durables : 3.21%
Beazer Homes USA Company	6.63	4-15-2018	12,395,000	13,262,650
DR Horton Incorporated	3.63	2-15-2018	2,000,000	2,042,500
DR Horton Incorporated	4.75	5-15-2017	6,050,000	6,420,563
Jarden Corporation	7.50	5-1-2017	12,300,000	13,991,250
Lennar Corporation	4.13	12-1-2018	7,000,000	7,122,500
Lennar Corporation	4.75	12-15-2017	300,000	315,750
Mohawk Industries Incorporated	6.13	1-15-2016	7,035,000	7,615,388
Pulte Group Incorporated	7.63	10-15-2017	5,155,000	5,960,469
				56,731,070

Media : 4.11%
Allbritton Communications Company	8.00	5-15-2018	12,955,000	13,521,781
CSC Holdings LLC	7.63	7-15-2018	8,050,000	9,317,875
DISH DBS Corporation	4.25	4-1-2018	14,670,000	15,330,150
Gannett Companies Incorporated	7.13	9-1-2018	11,500,000	12,046,250
Gannett Companies Incorporated	8.75	11-15-2014	5,000,000	5,162,500
Mediacom LLC/Mediacom Capital Corporation	9.13	8-15-2019	9,430,000	9,972,225
Univision Communications Incorporated 144A	6.88	5-15-2019	6,745,000	7,217,150
				72,567,931

Multiline Retail : 0.14%
Macy’s Retail Holdings Incorporated	5.75	7-15-2014	2,500,000	2,515,248

Specialty Retail : 2.55%
AutoNation Incorporated	6.75	4-15-2018	10,382,000	11,913,345
Limited Brands Incorporated	6.90	7-15-2017	12,025,000	13,648,375
Sally Beauty Holdings Incorporated	6.88	11-15-2019	17,825,000	19,429,250
				44,990,970

1

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Consumer Staples : 1.17%

Beverages : 0.84%
Constellation Brands Incorporated	7.25%	9-1-2016	$13,190,000	$14,772,800

Food Products : 0.33%
Dean Foods Company	7.00	6-1-2016	5,300,000	5,810,125

Energy : 11.44%

Energy Equipment & Services : 1.96%
Exterran Holdings Incorporated	7.25	12-1-2018	5,910,000	6,242,438
SESI LLC	6.38	5-1-2019	16,400,000	17,486,500
Targa Resources Partners LP	7.88	10-15-2018	10,255,000	10,870,300
				34,599,238

Oil, Gas & Consumable Fuels : 9.48%
Berry Petroleum Companies Class A	10.25	6-1-2014	5,329,000	5,329,000
Bill Barrett Corporation	7.63	10-1-2019	2,150,000	2,322,000
Carrizo Oil & Gas Incorporated	8.63	10-15-2018	12,185,000	12,946,563
Chesapeake Energy Corporation Company ±	3.48	4-15-2019	21,490,000	21,812,350
CITGO Petroleum Corporation 144A	11.50	7-1-2017	9,500,000	10,070,000
El Paso LLC	7.00	6-15-2017	5,300,000	5,967,779
Energy XXI Gulf Coast Incorporated	9.25	12-15-2017	15,595,000	16,784,119
Kinder Morgan Finance Company LLC 144A	6.00	1-15-2018	9,000,000	9,863,244
Kodiak Oil & Gas Corporation	8.13	12-1-2019	15,785,000	17,521,350
Oasis Petroleum Incorporated	7.25	2-1-2019	4,015,000	4,275,975
Peabody Energy Corporation	7.38	11-1-2016	7,100,000	7,863,250
Plains Exploration & Production Company	6.13	6-15-2019	13,755,000	15,147,694
Regency Energy Partners Company	6.88	12-1-2018	16,311,000	17,208,105
Tesoro Corporation	4.25	10-1-2017	4,000,000	4,200,000
WPX Energy Incorporated	5.25	1-15-2017	14,965,000	15,975,138
				167,286,567

Financials : 6.97%

Banks : 2.50%
AmSouth Bank	5.20	4-1-2015	5,370,000	5,560,136
CIT Group Incorporated	4.25	8-15-2017	19,575,000	20,504,813
CIT Group Incorporated	5.00	5-15-2017	135,000	144,281
Nielsen Finance LLC	7.75	10-15-2018	10,282,000	10,886,068
Zions Bancorporation	7.75	9-23-2014	7,000,000	7,138,068
				44,233,366

Consumer Finance : 4.47%
Ally Financial Incorporated ±	2.91	7-18-2016	4,560,000	4,676,786
Ally Financial Incorporated	5.50	2-15-2017	9,500,000	10,319,375
Ally Financial Incorporated	6.25	12-1-2017	1,915,000	2,140,013
Discover Financial Services Company	6.45	6-12-2017	8,035,000	9,165,974
General Motors Financial Company Incorporated	3.25	5-15-2018	880,000	893,200
General Motors Financial Company Incorporated	4.75	8-15-2017	14,970,000	15,980,475
Icahn Enterprises LP	3.50	3-15-2017	8,595,000	8,691,694
SLM Corporation	3.88	9-10-2015	8,000,000	8,220,000
SLM Corporation Series A	5.00	4-15-2015	7,300,000	7,528,125
Toll Brothers Finance Corporation	4.00	12-31-2018	1,905,000	1,962,150
Toll Brothers Finance Corporation	8.91	10-15-2017	7,750,000	9,300,000
				78,877,792

2

Wells Fargo Advantage Short-Term High Yield Bond Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Care : 3.89%

Health Care Equipment & Supplies : 0.96%
Biomet Incorporated	6.50%	8-1-2020	$8,565,000	$9,293,025
Fresenius US Finance II Incorporated 144A	9.00	7-15-2015	7,000,000	7,560,000
				16,853,025

Health Care Providers & Services : 2.93%
DaVita HealthCare Partners Incorporated	6.38	11-1-2018	7,400,000	7,770,000
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	9,120,000	10,351,200
Hanger Incorporated	7.13	11-15-2018	13,547,000	14,258,218
HCA Incorporated	8.00	10-1-2018	890,000	1,061,325
HealthSouth Corporation	7.25	10-1-2018	7,470,000	7,852,838
Universal Health Services Incorporated	7.00	10-1-2018	9,650,000	10,132,500
Universal Health Services Incorporated	7.13	6-30-2016	300,000	331,500
				51,757,581

Industrials : 8.90%

Aerospace & Defense : 0.64%
Esterline Technologies Corporation	7.00	8-1-2020	10,555,000	11,346,625

Building Products : 0.62%
Masco Corporation	5.85	3-15-2017	508,000	560,070
Masco Corporation	6.13	10-3-2016	9,409,000	10,349,900
				10,909,970

Commercial Services & Supplies : 3.18%
Deluxe Corporation	5.13	10-1-2014	5,000,000	5,056,250
Deluxe Corporation	7.00	3-15-2019	6,770,000	7,243,900
Iron Mountain Incorporated	7.75	10-1-2019	9,435,000	10,354,913
Mobile Mini Incorporated	7.88	12-1-2020	470,000	519,350
RR Donnelley & Sons Company	5.50	5-15-2015	6,550,000	6,762,875
RR Donnelley & Sons Company	7.25	5-15-2018	1,705,000	1,977,800
Swift Services Holdings Incorporated	10.00	11-15-2018	11,775,000	12,761,156
West Corporation	7.88	1-15-2019	2,631,000	2,795,438
West Corporation	8.63	10-1-2018	8,230,000	8,723,800
				56,195,482

Diversified Consumer Services : 0.75%
ADT Corporation	2.25	7-15-2017	13,255,000	13,122,450

Electrical Equipment : 0.28%
General Cable Corporation ±	2.61	4-1-2015	5,000,000	4,993,750

Machinery : 1.83%
Case New Holland Incorporated	7.88	12-1-2017	16,095,000	18,911,625
SPX Corporation	6.88	9-1-2017	11,805,000	13,339,650
				32,251,275

Trading Companies & Distributors : 1.60%
International Lease Finance Corporation	4.88	4-1-2015	5,300,000	5,445,750
International Lease Finance Corporation	5.65	6-1-2014	5,000,000	5,000,000
United Rentals Incorporated	5.75	7-15-2018	16,730,000	17,859,275
				28,305,025

3

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Information Technology : 2.11%

Electronic Equipment, Instruments & Components : 0.55%
CDW LLC	8.00%	12-15-2018	$275,000	$294,250
Jabil Circuit Incorporated	7.75	7-15-2016	8,300,000	9,420,500
				9,714,750

Internet Software & Services : 1.05%
CCO Holdings LLC	7.38	6-1-2020	4,045,000	4,429,275
IAC/InterActiveCorp	4.88	11-30-2018	13,400,000	14,036,500
				18,465,775

IT Services : 0.51%
Cardtronics Incorporated	8.25	9-1-2018	8,535,000	9,015,094

Materials : 5.56%

Chemicals : 0.37%
Celanese US Holdings LLC	6.63	10-15-2018	6,299,000	6,606,076

Construction Materials : 0.25%
Vulcan Materials Company	6.40	11-30-2017	3,250,000	3,664,375
Vulcan Materials Company	6.50	12-1-2016	635,000	704,850
				4,369,225

Containers & Packaging : 3.18%
Graphic Packaging International Company	7.88	10-1-2018	3,482,000	3,682,215
Greif Incorporated	6.75	2-1-2017	10,590,000	11,821,088
Owens Brockway Glass Container Incorporated	7.38	5-15-2016	6,560,000	7,281,600
Owens-Illinois Incorporated	7.80	5-15-2018	9,305,000	10,817,063
Reynolds Group Holdings Limited	7.13	4-15-2019	195,000	204,750
Reynolds Group Holdings Limited	7.88	8-15-2019	7,345,000	8,024,413
Sealed Air Corporation 144A	8.13	9-15-2019	12,965,000	14,358,738
				56,189,867

Metals & Mining : 1.76%
Commercial Metals Company	7.35	8-15-2018	7,880,000	8,983,200
Steel Dynamics Incorporated	6.13	8-15-2019	3,595,000	3,909,563
Sunchoke Energy Incorporated	7.63	8-1-2019	9,850,000	10,484,340
US Steel Corporation	7.00	2-1-2018	6,923,000	7,649,915
				31,027,018

Telecommunication Services : 4.40%

Diversified Telecommunication Services : 2.83%
CenturyLink Incorporated	6.00	4-1-2017	10,390,000	11,454,975
Frontier Communications Corporation	8.25	4-15-2017	8,540,000	9,959,775
Windstream Corporation	7.88	11-1-2017	8,050,000	9,277,625
Windstream Corporation	9.88	12-1-2018	3,630,000	3,947,625
Zayo Group LLC/Zayo Capital Incorporated	8.13	1-1-2020	14,120,000	15,426,100
				50,066,100

Wireless Telecommunication Services : 1.57%
MetroPCS Wireless Incorporated	7.88	9-1-2018	3,545,000	3,735,544
Sprint Nextel Corporation	6.00	12-1-2016	14,260,000	15,596,875
T-Mobile USA Incorporated	6.46	4-28-2019	7,875,000	8,337,656
				27,670,075

4

Wells Fargo Advantage Short-Term High Yield Bond Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Utilities : 2.21%

Gas Utilities : 0.55%
AmeriGas Partners LP	6.25%	8-20-2019	$9,085,000	$9,709,594

Independent Power & Renewable Electricity Producers : 1.66%
AES Corporation ±	3.24	6-1-2019	955,000	963,356
AES Corporation	8.00	10-15-2017	13,175,000	15,447,688
NRG Energy Incorporated	7.63	1-15-2018	11,325,000	12,924,656
				29,335,700

Total Corporate Bonds and Notes (Cost $1,076,346,084)				1,085,892,062

Municipal Obligations : 0.96%

Alabama : 0.33%
Jefferson County AL Taxable Warrants Series B (GO)	4.90	4-1-2017	4,225,000	4,321,922
Jefferson County AL Taxable Warrants Series D (GO)	4.90	4-1-2017	1,540,000	1,575,328
				5,897,250

California : 0.36%
California Judgment Trust (Miscellaneous Revenue) ±	1.58	6-1-2015	1,185,000	1,184,953
Oakland CA Redevelopment Agency Refunding Bond Subordinated Housing Series A (Tax Revenue, Ambac Insured)	5.38	9-1-2016	5,000,000	5,167,200
				6,352,153

Texas : 0.27%
Dallas-Fort Worth International Airport Facilities Improvement Corporation (Industrial Development Revenue)	7.00	1-1-2016	4,485,000	4,730,643

Total Municipal Obligations (Cost $16,861,942)				16,980,046

Non-Agency Mortgage Backed Securities : 0.00%
Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2 ±(i)	2.75	4-25-2024	45,800	38,511

Total Non-Agency Mortgage Backed Securities (Cost $46,953)				38,511

Loans ±: 28.35%
Activision Blizzard Incorporated	3.25	10-12-2020	11,441,250	11,439,991
Allison Transmission Incorporated	2.91	8-7-2017	2,085,748	2,098,784
Allison Transmission Incorporated	3.75	8-23-2019	6,245,113	6,237,306
Aramark Corporation	3.25	9-7-2019	14,575,000	14,474,870
ARAMARK Corporation	3.51	7-26-2016	253,281	252,015
Berry Plastics Group Incorporated <	3.50	2-8-2020	15,087,646	14,947,783
Biomet Incorporated	3.66	7-25-2017	10,806,584	10,817,823
Biomet Incorporated	3.15	3-25-2015	1,039,299	1,039,819
Burger King Corporation	3.75	9-28-2019	7,588,697	7,609,717
BWAY Holding Company	4.50	8-6-2017	10,262,289	10,279,427
CDW LLC	3.25	4-29-2020	13,555,028	13,368,646
Cequel Communications LLC	3.50	2-14-2019	11,946,796	11,924,456
Chrysler Group LLC	3.50	5-24-2017	7,809,395	7,809,395
CHS/Community Health System Incorporated	3.48	1-25-2017	9,276,750	9,281,667
Cinemark USA Incorporated	3.16	12-18-2019	987,500	989,831
Community Health Systems Incorporated	4.25	1-22-2021	6,882,750	6,919,297
Crown Castle Operating Company <	3.00	1-31-2021	8,795,000	8,756,918
DaVita Incorporated	4.50	10-20-2016	4,837,500	4,837,452
Dell Incorporated	4.50	4-29-2020	8,328,150	8,308,162
Delos Finance Sarl <	3.50	3-6-2021	9,000,000	8,986,500
DigitalGlobe Incorporated	3.75	1-31-2020	11,412,293	11,426,559
EFS Cogen Holdings I LLC	3.75	12-17-2020	7,901,634	7,901,634
Generac Power Systems Incorporated	3.25	5-31-2020	14,344,574	14,233,404

5

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Loans ± (continued)
HCA Incorporated	2.65%	2-2-2016	$6,792,697	$6,779,995
HCA Incorporated	2.90	3-31-2017	8,955,000	8,961,179
Huntsman International LLC <	0.00	10-15-2020	11,120,000	11,143,130
Iasis Healthcare LLC	4.50	5-3-2018	7,791,300	7,794,572
Ineos US Finance LLC <	3.75	5-4-2018	16,412,027	16,300,917
Intelsat Jackson Holdings	3.75	6-30-2019	14,548,512	14,559,423
KAR Auction Services Incorporated	2.75	3-7-2017	9,493,920	9,488,034
Lifepoint Hospitals Incorporated	2.65	7-24-2017	4,793,654	4,784,690
Manitowoc Company Incorporated	3.25	1-3-2021	2,000,000	2,004,960
Michaels Stores Incorporated	3.75	1-28-2020	11,187,744	11,183,717
NBTY Incorporated	3.50	10-1-2017	8,172,889	8,168,476
Novelis Incorporated	3.75	3-10-2017	13,299,598	13,294,810
Omnova Solutions Incorporated	4.25	5-31-2018	2,291,875	2,291,875
Peabody Energy Corporation	4.25	9-24-2020	7,576,925	7,598,443
Pinnacle Foods Finance LLC	3.25	4-29-2020	6,944,912	6,904,007
Progressive Waste Solutions Limited	3.00	10-24-2019	11,265,922	11,237,758
PVH Corporation	3.25	2-13-2020	7,437,705	7,472,513
Rexnord LLC	4.00	8-21-2020	11,527,573	11,497,140
Reynolds Group Holdings Incorporated	4.00	12-1-2018	7,358,794	7,360,928
Salix Pharmaceuticals Limited	4.25	1-2-2020	11,298,625	11,353,084
SBA Senior Finance II LLC	3.25	3-24-2021	9,715,000	9,642,138
Select Medical Corporation	2.99	12-20-2016	948,664	947,478
Select Medical Corporation	3.75	6-1-2018	9,304,881	9,261,241
Sensata Technologies Finance Company	3.25	5-12-2019	4,612,153	4,628,896
Serta Simmons Holdings LLC	4.25	10-1-2019	1,939,198	1,940,808
Spectrum Brands Incorporated	3.50	9-4-2019	995,000	992,672
SunGard Data Systems Incorporated	4.00	3-8-2020	5,317,693	5,325,616
Swift Transportation Company LLC	2.90	12-21-2016	1,326,019	1,326,735
Swift Transportation Company LLC	4.00	12-21-2017	4,001,630	4,001,630
Tempur-Pedic International Incorporated	3.50	3-18-2020	11,512,157	11,437,328
Terex Corporation	3.50	4-28-2017	11,195,665	11,228,357
The Hertz Corporation	3.00	3-11-2018	9,305,137	9,225,020
The Hertz Corporation	3.75	3-11-2018	2,221,875	2,219,098
TransDigm Group Incorporated	3.50	2-14-2017	782,289	780,724
TransDigm Group Incorporated	3.75	2-28-2020	12,716,774	12,632,716
Universal Health Services Incorporated	2.40	11-15-2016	3,423,473	3,425,630
Valeant Pharmaceuticals International Incorporated	3.75	2-13-2019	10,889,447	10,862,224
Virgin Media Investment Holdings Limited <	3.50	6-7-2020	16,070,000	15,936,137
Wendy’s International Incorporated	3.25	5-15-2019	2,036,279	2,040,270
West Corporation	3.25	6-30-2018	8,600,000	8,502,046
Total Loans (Cost $502,889,189)				500,477,871

Yankee Corporate Bonds and Notes : 6.07%

Consumer Discretionary : 0.97%

Automobiles : 0.52%
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	8,905,000	9,227,806

Media : 0.45%
Numericable Group SA 144A	4.88	5-15-2019	7,775,000	7,930,500

Financials : 0.25%

Consumer Finance : 0.12%
Inmarsat Finance plc 144A	7.38	12-1-2017	2,000,000	2,081,800

Diversified Financial Services : 0.13%
AerCap Ireland Capital Limited 144A	2.75	5-15-2017	2,385,000	2,399,906

6

Wells Fargo Advantage Short-Term High Yield Bond Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value

Health Care : 0.36%

Pharmaceuticals : 0.36%
Valeant Pharmaceuticals International Incorporated 144A		6.75%	8-15-2018	$5,900,000	$6,372,000

Information Technology : 1.68%

Electronic Equipment, Instruments & Components : 1.22%
NXP BV/NXP Funding LLC 144A		3.50	9-15-2016	8,705,000	8,911,729
Sensata Technologies BV 144A		6.50	5-15-2019	11,709,000	12,528,630
					21,440,359

Technology Hardware, Storage & Peripherals : 0.46%
Seagate Technology HDD Holdings		6.80	10-1-2016	7,300,000	8,176,000

Materials : 2.68%

Metals & Mining : 2.06%
ArcelorMittal SA		4.25	8-5-2015	7,300,000	7,491,625
ArcelorMittal SA		6.13	6-1-2018	10,000,000	10,962,500
FMG Resources Limited 144A«		6.00	4-1-2017	17,260,000	17,864,100
					36,318,225

Paper & Forest Products : 0.62%
Smurfit Kappa Acquisitions 144A		4.88	9-15-2018	8,000,000	8,460,000
UPM Kymmene Corporation 144A		5.63	12-1-2014	2,500,000	2,550,000
					11,010,000

Telecommunication Services : 0.13%

Diversified Telecommunication Services : 0.13%
Intelsat Jackson Holdings SA		7.25	4-1-2019	2,140,000	2,287,125

Total Yankee Corporate Bonds and Notes (Cost $106,570,665)					107,243,721

		Yield		Shares

Short-Term Investments : 3.66%

Investment Companies : 3.66%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.07		56,023,847	56,023,847
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.10		8,632,250	8,632,250

Total Short-Term Investments (Cost $64,656,097)					64,656,097

Total investments in securities (Cost $1,767,370,930)*	100.55%				1,775,288,308
Other assets and liabilities, net	(0.55)				(9,757,145)

Total net assets	100.00%				$1,765,531,163

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(i)	Illiquid security
<	All or a portion of the position represents an unfunded loan commitment.
«	All or a portion of this security is on loan.
(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended.
(u)	Rate shown is the 7-day annualized yield at period end.

7

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund

##	All or a portion of this security has been segregated for when-issued and/or unfunded loans.
(r)	The investment company is exempt from registration under Sections 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $1,767,374,096 and unrealized gains (losses) consists of:

Gross unrealized gains	$16,555,224
Gross unrealized losses	(8,641,012)

Net unrealized gains	$7,914,212

8

Wells Fargo Advantage Short-Term High Yield Bond Fund (the “Fund”)

Notes to Portfolio of investments — May 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has not rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of May 31, 2014, the Fund had unfunded loan commitments of $24,739,863.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2014, the inputs used in valuing investments in securities were as follows:

Assets	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Investments in :
Corporate bonds and notes	$0	$1,085,892,062	$0	$1,085,892,062
Municipal obligations	0	16,980,046	0	16,980,046
Non-agency mortgage backed securities	0	38,511	0	38,511
Loans	0	493,812,888	6,664,983	500,477,871
Yankee corporate bonds and notes	0	107,243,721	0	107,243,721
Short-term investments
Investment companies	56,023,847	8,632,250	0	64,656,097

	$56,023,847	$1,712,599,478	$6,664,983	$1,775,288,308

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 16.08%
FDIC Series 2013-R1 Class A 144A	1.15%	3-25-2033	$4,329,060	$4,257,431
FHLMC ±	2.35	3-1-2035	1,774,187	1,895,975
FHLMC ±	2.37	11-1-2035	7,510,578	7,996,203
FHLMC ±	2.38	4-1-2032	161,387	171,964
FHLMC ±	2.38	6-1-2032	7,389	7,782
FHLMC ±	2.44	10-1-2031	80,238	80,694
FHLMC ±	2.46	1-1-2029	81,469	82,346
FHLMC ±	2.53	7-1-2029	5,724	6,034
FHLMC	4.50	2-1-2020	2,679,802	2,850,601
FHLMC	4.50	8-1-2020	1,515,523	1,611,927
FHLMC	4.50	1-1-2022	1,263,965	1,344,444
FHLMC	5.00	12-1-2019	3,094,209	3,341,536
FHLMC	5.50	8-1-2018	849,087	901,629
FHLMC	6.00	4-1-2016	150,198	155,099
FHLMC	6.00	5-1-2017	307,708	321,683
FHLMC	6.00	1-1-2024	2,712,078	2,959,225
FHLMC	7.00	6-1-2031	434,723	491,454
FHLMC	9.00	11-1-2016	73,830	78,457
FHLMC	9.00	12-1-2016	347,581	367,021
FHLMC	9.00	8-1-2018	95,318	102,113
FHLMC	9.00	10-1-2019	57,725	63,770
FHLMC	9.50	12-1-2016	36,531	38,044
FHLMC	9.50	5-1-2020	16,862	17,047
FHLMC	9.50	9-1-2020	138,085	153,765
FHLMC	9.50	12-1-2022	283,991	310,729
FHLMC	10.00	11-17-2021	46,882	48,430
FHLMC	10.50	5-1-2020	129,622	147,151
FHLMC Series 2018 Class A	5.77	3-23-2018	1,011,920	1,120,307
FHLMC Series 2530 Class BH	5.00	11-15-2017	2,223,621	2,341,128
FHLMC Series 2617 Class GR	4.50	5-15-2018	658,529	691,936
FHLMC Series 2684 Class PE	5.00	1-15-2033	99,941	103,678
FHLMC Series 2690 Class TG	4.50	4-15-2032	589,536	609,357
FHLMC Series 2707 Class QE	4.50	11-15-2018	1,229,778	1,307,012
FHLMC Series 2727 Class PE	4.50	7-15-2032	1,170,166	1,198,026
FHLMC Series 2843 Class BC	5.00	8-15-2019	1,533,701	1,634,265
FHLMC Series 2849 Class B	5.00	8-15-2019	2,872,525	3,064,335
FHLMC Series 2855 Class WN	4.00	9-15-2019	631,754	663,549
FHLMC Series 2864 Class NB	5.50	7-15-2033	2,560,205	2,767,244
FHLMC Series 2881 Class AE	5.00	8-15-2034	1,195,704	1,273,848
FHLMC Series 2896 Class CB	4.50	11-15-2019	2,355,478	2,497,916
FHLMC Series 2911 Class UE	5.00	6-15-2033	1,038,796	1,051,749
FHLMC Series 2937 Class HJ	5.00	10-15-2019	381,849	388,466
FHLMC Series 2948 Class KB	4.50	7-15-2019	208,663	209,127
FHLMC Series 2953 Class LD	5.00	12-15-2034	742,692	797,461
FHLMC Series 2963 Class BP	5.00	9-15-2034	483,544	503,478
FHLMC Series 3053 Class AC	5.00	2-15-2035	1,267,639	1,285,234
FHLMC Series 3166 Class AC	5.00	6-15-2021	10,585,600	11,759,554
FHLMC Series 3420 Class A	4.50	1-15-2027	468,301	476,115
FHLMC Series 3538 Class DE	3.50	7-15-2023	1,624,011	1,673,110
FHLMC Series 3574 Class EA	3.00	9-15-2021	632,319	647,574
FHLMC Series 3589 Class CA	4.00	10-15-2021	1,118,964	1,161,980
FHLMC Series 3643 Class AJ	1.50	7-15-2015	80,983	80,978
FHLMC Series 3647 Class BG	4.00	12-15-2027	611,572	614,918
FHLMC Series 3689 Class AJ	4.00	12-15-2027	1,242,340	1,248,567
FHLMC Series 3689 Class BD	2.00	7-15-2020	921,332	927,109
FHLMC Series 3728 Class EA	3.50	9-15-2020	828,936	856,698
FHLMC Series 3772 Class HC	3.00	10-15-2018	1,734,429	1,792,780
FHLMC Series 3780 Class DG	3.00	10-15-2027	1,441,997	1,471,883
FHLMC Series 3821 Class LA	3.50	4-15-2025	1,022,577	1,074,499
FHLMC Series 3834 Class EA	3.50	6-15-2029	1,104,155	1,166,408
FHLMC Series 3842 Class CJ	2.00	9-15-2018	560,791	569,791
FHLMC Series 3878 Class JA	3.50	1-15-2025	941,420	978,988
FHLMC Series 3888 Class JP	4.00	2-15-2037	477,805	496,693

1

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC Series 3898 Class NE	4.00%	7-15-2040	$1,526,822	$1,590,113
FHLMC Series 3952 Class MK	3.00	11-15-2021	1,897,618	1,927,963
FHLMC Series K003 Class A3	4.32	12-25-2015	2,025,000	2,125,128
FHLMC Series K003 Class AAB	4.77	5-25-2018	1,291,000	1,378,818
FHLMC Series K702 Class A1	2.08	12-25-2017	5,882,761	6,012,641
FHLMC Series Structured Pass-Through Securities Series T-42 Class A6	9.50	2-25-2042	1,044,106	1,302,145
FNMA ±	1.77	10-1-2031	154,413	155,015
FNMA	1.89	2-1-2017	2,000,000	2,043,489
FNMA ±	1.98	1-1-2023	21,903	21,979
FNMA ±	2.14	12-1-2034	1,761,548	1,867,385
FNMA ±	2.25	5-1-2032	49,134	49,699
FNMA ±	2.31	11-1-2031	101,709	102,969
FNMA ±	2.34	6-1-2032	149,613	151,528
FNMA ±	2.39	12-1-2040	476,600	509,784
FNMA ±	2.39	2-1-2033	1,193,209	1,265,076
FNMA ±	2.41	8-1-2045	1,634,233	1,741,327
FNMA ±	2.42	5-1-2036	1,788,851	1,916,068
FNMA ±	2.49	11-1-2034	1,244,443	1,333,980
FNMA ±	2.51	5-1-2036	1,826,502	1,939,224
FNMA	2.71	9-1-2017	3,398,482	3,543,888
FNMA	3.00	1-1-2021	1,155,815	1,209,433
FNMA	3.03	1-1-2015	2,600,000	2,606,696
FNMA ±	3.05	4-1-2033	9,006	9,108
FNMA	3.09	5-1-2016	1,159,189	1,196,165
FNMA	3.21	2-1-2016	473,720	488,516
FNMA ±	3.45	7-1-2033	66,161	66,663
FNMA	3.50	9-1-2018	1,109,513	1,174,542
FNMA %%	3.50	12-1-2029	17,000,000	17,972,188
FNMA	3.77	1-1-2018	954,302	968,954
FNMA	3.85	10-1-2016	7,145,894	7,244,865
FNMA	4.00	5-25-2019	224,608	235,937
FNMA	4.00	12-15-2024	1,288,289	1,355,956
FNMA	4.22	5-1-2016	2,274,271	2,388,299
FNMA	4.29	5-1-2016	780,821	819,386
FNMA	4.34	2-1-2017	724,670	740,132
FNMA	4.44	9-1-2015	3,987,742	4,194,381
FNMA	4.50	9-25-2018	1,313,629	1,384,332
FNMA	4.50	6-1-2019	337,530	358,983
FNMA	4.50	5-1-2020	603,107	641,276
FNMA	5.00	1-15-2022	5,105,895	5,430,875
FNMA	5.09	12-1-2016	981,421	1,071,342
FNMA	5.13	2-1-2016	6,405,271	6,743,436
FNMA	5.17	1-1-2016	1,122,392	1,172,528
FNMA	5.20	1-1-2018	2,196,615	2,333,532
FNMA	5.23	7-1-2018	1,738,969	1,829,512
FNMA	5.27	12-1-2016	954,632	1,044,897
FNMA	5.29	8-1-2015	5,743,585	5,973,603
FNMA	5.40	12-1-2016	985,852	1,078,290
FNMA	5.50	1-1-2016	2,803,049	2,941,315
FNMA	5.85	5-1-2016	4,000,000	4,331,002
FNMA	6.00	4-1-2021	2,130,469	2,263,410
FNMA	6.50	8-1-2031	813,600	934,634
FNMA	6.74	12-1-2015	1,248,802	1,339,179
FNMA	7.00	11-1-2014	13,158	13,245
FNMA	7.84	4-1-2018	4,763,759	5,099,930
FNMA	8.33	7-15-2020	49,997	55,643
FNMA	8.50	7-1-2017	254,162	270,465
FNMA	9.00	12-1-2016	235,620	250,359
FNMA	9.00	2-1-2020	159,085	183,722
FNMA	9.00	10-1-2021	96,568	108,450
FNMA	9.00	6-1-2024	119,744	132,893
FNMA	9.50	12-1-2020	113,512	126,514
FNMA	9.50	3-1-2021	28,770	30,212
FNMA	10.00	3-1-2018	44,321	45,582

2

Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	10.25%	9-1-2021	$127,300	$142,302
FNMA	10.50	10-1-2014	320	321
FNMA	10.50	8-1-2020	5,479	6,172
FNMA	10.50	4-1-2022	151,616	165,091
FNMA Series 1988-4 Class Z	9.25	3-25-2018	54,804	59,631
FNMA Series 1988-9 Class Z	9.45	4-25-2018	31,870	34,556
FNMA Series 1989-30 Class Z	9.50	6-25-2019	164,180	182,472
FNMA Series 1989-49 Class E	9.30	8-25-2019	21,782	23,715
FNMA Series 1990-111 Class Z	8.75	9-25-2020	34,733	37,614
FNMA Series 1990-119 Class J	9.00	10-25-2020	101,187	114,903
FNMA Series 1990-124 Class Z	9.00	10-25-2020	42,769	48,596
FNMA Series 1990-21 Class Z	9.00	3-25-2020	152,530	173,159
FNMA Series 1990-27 Class Z	9.00	3-25-2020	111,656	126,944
FNMA Series 1990-30 Class D	9.75	3-25-2020	34,128	38,745
FNMA Series 1990-77 Class D	9.00	6-25-2020	47,139	53,661
FNMA Series 1991-132 Class Z	8.00	10-25-2021	211,795	242,587
FNMA Series 1992-71 Class X	8.25	5-25-2022	76,720	89,658
FNMA Series 2000-T6 Class A2	9.50	6-25-2030	637,999	730,495
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	1,327,282	1,529,411
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	1,106,935	1,302,228
FNMA Series 2001-T8 Class A3 ±	3.62	7-25-2041	2,647,284	2,667,657
FNMA Series 2002-94 Class BK	5.50	1-25-2018	1,872,383	1,965,494
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	1,403,798	1,718,399
FNMA Series 2002-W4 Class A6 ±	3.35	5-25-2042	1,313,020	1,380,485
FNMA Series 2003-125 Class AY	4.00	12-25-2018	3,091,634	3,238,586
FNMA Series 2003-129 Class AP	4.00	1-25-2019	897,786	925,733
FNMA Series 2003-15 Class CN	5.00	3-25-2018	578,316	611,212
FNMA Series 2003-35 Class BC	5.00	5-25-2018	1,091,993	1,155,935
FNMA Series 2003-35 Class ME	5.00	5-25-2018	575,933	609,750
FNMA Series 2003-W3 Class 1A4 ±	3.34	8-25-2042	57,011	59,653
FNMA Series 2006-74 Class DP	5.50	3-25-2035	668,836	680,568
FNMA Series 2006-M3 Class B	5.10	8-25-2016	1,722,992	1,855,101
FNMA Series 2007-2 Class FA ±	0.35	2-25-2037	204,333	204,354
FNMA Series 2007-W2 Class 1A1 ±	0.47	3-25-2037	1,483,044	1,479,118
FNMA Series 2008-36 Class AB	4.50	10-25-2022	1,045,955	1,074,951
FNMA Series 2009-76 Class HA	4.00	1-25-2019	788,284	816,043
FNMA Series 2010-153 Class AB	2.00	11-25-2018	1,694,372	1,722,580
FNMA Series 2010-153 Class BG	2.50	11-25-2018	1,308,986	1,342,591
FNMA Series 2010-25 Class ND	3.50	3-25-2025	754,162	786,899
FNMA Series 2010-39 Class PD	3.00	6-25-2038	848,751	866,387
FNMA Series 2010-39 Class VY	4.50	3-25-2025	2,570,000	2,710,140
FNMA Series 2010-57 Class DQ	3.00	6-25-2025	1,126,030	1,175,995
FNMA Series 2010-9 Class MB	5.00	5-25-2032	1,000,000	1,069,849
FNMA Series 2010-9 Class PD	4.50	10-25-2039	921,818	935,502
FNMA Series 2011-111 Class MA	4.00	7-25-2038	1,879,999	1,930,278
FNMA Series 2011-115 Class DP	3.50	4-25-2034	860,393	886,659
FNMA Series 2011-122 Class A	3.00	12-25-2025	760,948	781,617
FNMA Series 2011-129 Class LG	3.00	3-25-2037	1,272,242	1,324,538
FNMA Series 2011-33 Class GA	3.50	10-25-2028	2,035,700	2,110,225
FNMA Series 2011-35 Class PA	4.00	2-25-2039	1,467,189	1,520,919
FNMA Series 2011-39 Class DA	3.50	7-25-2024	1,032,085	1,074,161
FNMA Series 2011-40 Class CA	3.50	12-25-2028	1,631,371	1,693,732
FNMA Series 2011-42 Class A	3.00	2-25-2024	8,240,858	8,617,522
FNMA Series 2011-56 Class AC	2.00	7-25-2018	565,344	573,469
FNMA Series 2011-99 Class AB	4.00	12-25-2038	500,188	517,387
FNMA Series 2012-94 Class E	3.00	6-25-2022	253,307	264,040
FNMA Series 2013-M5 Class ASQ2	0.59	8-25-2015	6,161,021	6,173,817
FNMA Series 2014-M3 Class ASQ2	0.56	3-25-2016	9,250,000	9,252,544
FNMA Series G-22 Class ZT	8.00	12-25-2016	267,640	284,171
FNMA Whole Loan Series 2003-W11 Class A1 ±	3.28	6-25-2033	64,628	63,890
FNMA Whole Loan Series 2003-W6 Class 6A ±	3.06	8-25-2042	3,818,781	3,988,002
FNMA Whole Loan Series 2004-W6 Class 1A4	5.50	7-25-2034	2,776,363	2,812,763
GNMA	7.00	6-15-2033	728,336	809,132

3

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	9.00%	11-15-2017	$78,557	$85,132
GNMA	9.50	11-15-2017	21,559	22,421
GNMA	10.00	10-20-2017	56,396	58,334
GNMA Series 2004-11 Class QE	5.00	12-16-2032	1,835,451	1,899,587
GNMA Series 2009-35 Class PA	5.00	11-16-2032	916,712	946,835
GNMA Series 2009-74 Class BP	3.50	1-20-2037	786,690	816,970
GNMA Series 2009-93 Class UW	5.00	10-20-2020	1,940,069	2,088,531
GNMA Series 2010-10 Class KC	3.00	8-20-2035	1,033,794	1,050,828
GNMA Series 2010-133 Class QK	3.50	9-16-2034	1,313,898	1,362,632
GNMA Series 2010-145 Class UA	1.25	1-20-2036	381,275	382,844
GNMA Series 2010-27 Class AK	4.00	2-16-2023	2,318,339	2,418,858
GNMA Series 2010-29 Class PL	3.00	8-20-2036	1,028,088	1,048,271
GNMA Series 2010-32 Class PL	3.25	3-20-2036	1,009,418	1,030,290
GNMA Series 2010-43 Class JA	3.00	9-20-2037	1,109,131	1,140,089
GNMA Series 2010-6 Class BP	2.25	3-16-2033	609,045	612,623
GNMA Series 2010-7 Class CK	3.50	1-16-2034	907,008	927,400
GNMA Series 2010-84 Class PA	2.00	2-20-2033	108,011	108,395
GNMA Series 2011-29 Class AG	3.00	8-16-2037	486,332	498,845
Total Agency Securities (Cost $296,498,685)				298,479,910

Asset-Backed Securities : 11.83%
Chase Issuance Trust Series 2012-A5 Class A5	0.59	8-15-2017	9,744,000	9,762,601
Citibank Credit Card Issuance Trust Series 2004 -A8	4.90	12-12-2016	3,000,000	3,072,729
Citibank Credit Card Issuance Trust Series 2012-A1 Class A1	0.55	10-10-2017	10,000,000	10,007,700
CNH Equipment Trust Series 2012-C Class A2	0.44	2-16-2016	110,987	110,990
CNH Equipment Trust Series 2013-A Class A2	0.44	7-15-2016	2,437,912	2,438,136
CNH Equipment Trust Series 2013-C Class A2	0.63	1-17-2017	9,659,801	9,668,408
Countrywide Asset-Backed Certificates Series 2004-AB2 Class A3 ±	0.97	5-25-2036	951,794	946,463
DBRR Trust Series 2012-EZ1 Class A 144A	0.95	9-25-2045	250,533	250,564
Ford Credit Auto Lease Trust Series 2014-A Class A2A	0.50	10-15-2016	7,000,000	7,004,214
Ford Credit Auto Owner Trust Series 2012-D Class A2	0.40	9-15-2015	730	730
Ford Credit Auto Owner Trust Series 2013-A Class A2	0.38	11-15-2015	749,301	749,396
Ford Credit Auto Owner Trust Series 2014-A Class A2	0.48	11-15-2016	14,000,000	14,003,948
GE Equipment LLC Series 2013-1 Class A2	0.64	3-22-2016	5,000,000	5,004,560
GE Equipment LLC Series 2013-2 Class A2	0.61	6-24-2016	8,750,000	8,758,409
GE Equipment Small Ticket LLC Series 2013-1A Class A2 144A	0.73	1-25-2016	10,593,619	10,611,141
GE Equipment Transportation LLC Series 2013-1 Class A2	0.50	11-24-2015	2,930,390	2,930,692
Honda Auto Receivables Owner Trust 2014-1 Class A2	0.41	9-21-2016	11,550,000	11,548,614
Honda Auto Receivables Owner Trust Series 2012-4 Class A2	0.40	4-20-2015	233,441	233,456
Hyundai Auto Lease Securitization Trust Series 2013-A Class A2 144A	0.51	9-15-2015	3,060,566	3,061,156
Hyundai Auto Lease Securitization Trust Series 2013-A Class A3 144A	0.66	6-15-2016	6,407,000	6,416,912
Hyundai Auto Lease Securitization Trust Series 2013-B Class A2 144A	0.75	3-15-2016	9,524,425	9,542,826
Hyundai Auto Lease Securitization Trust Series 2014-A Class A2 144A	0.52	7-15-2016	10,500,000	10,505,124
Hyundai Auto Receivables Trust Hart Series 2013-A Class A2	0.40	12-15-2015	1,716,679	1,717,141
Mercedes-Benz Auto Lease Trust Series 2013-A Class A2	0.49	6-15-2015	8,008,531	8,009,628
Mercedes-Benz Auto Lease Trust Series 2013-B Class A2	0.53	9-15-2015	12,000,000	12,005,520
Mercedes-Benz Auto Lease Trust Series 2014-A Class A2A	0.48	6-15-2016	11,000,000	11,008,613
Nissan Auto Lease Trust Series 2013-A Class A2A	0.45	9-15-2015	5,906,779	5,908,444
Nissan Auto Lease Trust Series 2013-B Class A2A	0.57	1-15-2016	14,000,000	14,019,390
Porsche Innovative Lease Owner Pilot Trust Series 2013-1 Class A2 144A	0.54	1-22-2016	7,606,605	7,612,340
Toyota Auto Receivables Owner Trust Series 2013-B Class A2	0.48	2-15-2016	6,616,405	6,619,607
Volkswagen Auto Lease Trust Series 2013-A Class A2A	0.63	12-21-2015	4,038,395	4,042,745
Volkswagen Auto Lease Trust Series 2014-A Class A2A	0.52	10-20-2016	11,055,000	11,063,700
Volvo Financial Equipment LLC Series 2013-1A Class A2 144A	0.53	11-16-2015	3,693,983	3,694,636
World Omni Automobile Lease Trust Series 2013-A Class A2A	0.73	5-16-2016	7,358,572	7,374,253
Total Asset-Backed Securities (Cost $219,553,789)				219,704,786

4

Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes : 36.62%

Consumer Discretionary : 3.15%

Automobiles : 0.38%
Harley-Davidson Financial Services Incorporated 144A	1.15%	9-15-2015	$2,500,000	$2,514,815
Harley-Davidson Financial Services Incorporated 144A	3.88	3-15-2016	1,500,000	1,577,972
Volkswagen Group America 144A	1.25	5-23-2017	3,000,000	3,002,115
				7,094,902

Media : 2.26%
Cox Communications Incorporated	5.50	10-1-2015	9,000,000	9,563,193
DIRECTV Holdings LLC	3.55	3-15-2015	3,000,000	3,070,599
News America Incorporated	7.60	10-11-2015	5,618,000	6,092,199
News America Incorporated	8.00	10-17-2016	827,000	961,691
Omnicom Group Incorporated	5.90	4-15-2016	7,000,000	7,636,615
TCM Sub LLC 144A	3.55	1-15-2015	9,071,000	9,232,754
Time Warner Cable Incorporated	5.85	5-1-2017	4,795,000	5,413,320
				41,970,371

Multiline Retail : 0.51%
Macy’s Retail Holdings Incorporated	5.75	7-15-2014	6,000,000	6,036,594
Macy’s Retail Holdings Incorporated	5.90	12-1-2016	3,000,000	3,357,366
				9,393,960

Consumer Staples : 1.70%

Beverages : 0.40%
Constellation Brands Incorporated	7.25	9-1-2016	6,600,000	7,392,000

Food & Staples Retailing : 0.67%
Safeway Incorporated	5.63	8-15-2014	6,600,000	6,665,142
Tyson Foods Incorporated	6.60	4-1-2016	5,260,000	5,790,860
				12,456,002

Food Products : 0.12%
Kraft Foods Group Incorporated	4.13	2-9-2016	2,000,000	2,113,738

Household Products : 0.51%
Newell Rubbermaid Incorporated	2.00	6-15-2015	9,360,000	9,494,981

Energy : 4.65%

Energy Equipment & Services : 0.33%
Enterprise Products Operating LLC	3.70	6-1-2015	6,000,000	6,185,190

Oil, Gas & Consumable Fuels : 4.32%
Boardwalk Pipelines LP	5.88	11-15-2016	9,000,000	9,796,239
Colorado Interstate Gas Company	5.95	3-15-2015	8,450,000	8,766,672
Energy Transfer Partners LP	5.95	2-1-2015	3,970,000	4,108,922
Enterprise Products Operating LLC	1.25	8-13-2015	3,000,000	3,024,396
Magellan Midstream Partners LP	6.45	6-1-2014	6,929,000	6,929,000
Marathon Petroleum Corporation	3.50	3-1-2016	9,029,000	9,436,217
Nabors Industries Incorporated 144A	2.35	9-15-2016	10,000,000	10,234,150
ONEOK Partners LP	3.25	2-1-2016	10,000,000	10,410,480
Spectra Energy Capital LLC	5.67	8-15-2014	6,996,000	7,068,115
Williams Partners LP	3.80	2-15-2015	6,000,000	6,130,368

5

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Williams Partners LP	7.25%	2-1-2017	$3,700,000	$4,249,605
				80,154,164

Financials : 13.76%

Banks : 3.17%
Bank of America Corporation	6.05	5-16-2016	8,000,000	8,735,096
Bank One Corporation	4.90	4-30-2015	4,260,000	4,421,411
Citigroup Incorporated	4.88	5-7-2015	5,589,000	5,800,661
Citigroup Incorporated	6.38	8-12-2014	3,556,000	3,595,674
Credit Suisse New York	1.38	5-26-2017	7,340,000	7,350,526
PNC Funding Corporation	5.25	11-15-2015	9,221,000	9,811,006
UBS AG Stamford Connecticut	5.88	7-15-2016	8,000,000	8,786,320
US Bank NA ±	3.78	4-29-2020	10,000,000	10,261,970
				58,762,664

Capital Markets : 2.29%
Bear Stearns Companies Incorporated	5.55	1-22-2017	10,785,000	11,945,186
Goldman Sachs Group Incorporated	5.13	1-15-2015	3,000,000	3,084,972
Goldman Sachs Group Incorporated	5.63	1-15-2017	6,261,000	6,919,507
Janus Capital Group Incorporated	6.70	6-15-2017	8,418,000	9,510,387
Merrill Lynch & Company Incorporated	5.30	9-30-2015	1,600,000	1,695,056
Morgan Stanley	1.75	2-25-2016	5,500,000	5,582,264
Morgan Stanley	6.00	4-28-2015	3,660,000	3,835,947
				42,573,319

Consumer Finance : 3.56%
Capital One Financial Corporation	1.00	11-6-2015	2,315,000	2,324,998
Ford Motor Credit Company LLC	3.88	1-15-2015	5,000,000	5,101,220
Ford Motor Credit Company LLC	4.21	4-15-2016	5,000,000	5,302,580
Ford Motor Credit Company LLC	12.00	5-15-2015	1,000,000	1,106,950
General Motors Financial Company Incorporated	2.75	5-15-2016	9,890,000	10,050,713
Harley-Davidson Funding Corporation 144A	5.75	12-15-2014	4,866,000	4,994,725
HSBC Finance Corporation	5.50	1-19-2016	2,665,000	2,867,508
Hyundai Capital America Company 144A	3.75	4-6-2016	7,331,000	7,688,533
Nisource Finance Corporation	5.40	7-15-2014	4,797,000	4,824,012
Nissan Motor Acceptance Corporation 144A±	0.79	3-3-2017	4,000,000	4,010,880
SLM Corporation	3.88	9-10-2015	3,500,000	3,596,250
SLM Corporation	6.25	1-25-2016	4,965,000	5,312,550
Western Union Company ±	1.23	8-21-2015	8,830,000	8,886,079
				66,066,998

Diversified Financial Services : 0.30%
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2016	6,000,000	5,595,432

Insurance : 1.92%
American International Group Incorporated	5.05	10-1-2015	5,275,000	5,589,780
MetLife Insurance Company 144A	7.70	11-1-2015	8,500,000	9,295,065
Prudential Insurance Company 144A	8.10	7-15-2015	11,090,000	11,789,668
Symetra Financial Corporation 144A	6.13	4-1-2016	2,000,000	2,143,540
Unum Group 144A	6.85	11-15-2015	3,799,000	4,105,192
W.R. Berkley Corporation	5.60	5-15-2015	2,620,000	2,729,144
				35,652,389

REITs : 2.52%
American Tower Corporation	4.63	4-1-2015	7,300,000	7,539,279
ARC Properties Operating Partnership LP 144A	2.00	2-6-2017	8,755,000	8,812,792
Camden Property Trust	5.00	6-15-2015	6,490,000	6,783,329

6

Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

REITs (continued)
Digital Realty Trust LP «	4.50%	7-15-2015	$8,210,000	$8,470,725
Health Care REIT Incorporated	6.20	6-1-2016	3,000,000	3,303,462
Liberty Property LP	5.65	8-15-2014	2,750,000	2,775,498
Realty Income Corporation	5.50	11-15-2015	3,833,000	4,093,169
Regency Centers LP	5.25	8-1-2015	4,788,000	5,037,460
				46,815,714

Health Care : 2.87%

Biotechnology : 0.59%
Amgen Incorporated	1.25	5-22-2017	11,020,000	11,018,160

Health Care Equipment & Supplies : 0.22%
CareFusion Corporation	5.13	8-1-2014	4,000,000	4,028,860

Health Care Providers & Services : 1.18%
Express Scripts Holding Company	2.10	2-12-2015	8,160,000	8,249,646
Express Scripts Holding Company	2.75	11-21-2014	1,745,000	1,763,347
Providence Health & Services Company ±	1.03	10-1-2016	12,000,000	11,942,424
				21,955,417

Life Sciences Tools & Services : 0.59%
Life Technologies Corporation	4.40	3-1-2015	5,830,000	5,996,114
Thermo Fisher Scientific Incorporated	1.30	2-1-2017	5,000,000	5,016,180
				11,012,294

Pharmaceuticals : 0.29%
Warner Chilcott Company LLC	7.75	9-15-2018	5,000,000	5,281,250

Industrials : 2.33%

Airlines : 0.47%
Delta Air Lines Incorporated Series 2009-1 Class B	9.75	6-17-2018	7,472,375	8,789,382

Commercial Services & Supplies : 0.61%
Penske Truck Leasing Company LP 144A	2.50	7-11-2014	2,000,000	2,003,820
Penske Truck Leasing Company LP 144A	2.50	3-15-2016	2,720,000	2,801,856
Penske Truck Leasing Company LP 144A	3.13	5-11-2015	6,310,000	6,457,042
				11,262,718

Machinery : 0.51%
CNH Capital LLC	3.25	2-1-2017	5,240,000	5,344,800
CNH Capital LLC	3.88	11-1-2015	4,105,000	4,207,625
				9,552,425

Road & Rail : 0.74%
Erac USA Finance LLC 144A	1.40	4-15-2016	1,024,000	1,032,601
Erac USA Finance LLC 144A	2.75	3-15-2017	750,000	774,480
Erac USA Finance LLC 144A	5.90	11-15-2015	1,020,000	1,093,556
GATX Corporation	4.75	5-15-2015	5,442,000	5,646,831
Ryder System Incorporated	3.15	3-2-2015	5,000,000	5,099,285
				13,646,753

7

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Information Technology : 1.58%

Electronic Equipment, Instruments & Components : 0.92%
Agilent Technologies Incorporated	5.50%	9-14-2015	$7,456,000	$7,896,150
Arrow Electronics Incorporated	3.38	11-1-2015	8,800,000	9,097,255
				16,993,405

IT Services : 0.16%
Fidelity National Information Services Incorporated %%	1.45	6-5-2017	3,000,000	3,003,891

Software : 0.33%
CA Incorporated	6.13	12-1-2014	6,000,000	6,166,302

Technology Hardware, Storage & Peripherals : 0.17%
Xerox Corporation	6.40	3-15-2016	2,950,000	3,235,118

Materials : 1.14%

Chemicals : 0.54%
Eastman Chemical Company	3.00	12-15-2015	9,760,000	10,080,792

Metals & Mining : 0.16%
Glencore Funding LLC 144A	1.70	5-27-2016	3,000,000	3,017,856

Paper & Forest Products : 0.44%
Georgia-Pacific LLC	7.70	6-15-2015	7,570,000	8,114,442

Telecommunication Services : 2.91%

Diversified Telecommunication Services : 2.91%
AT&T Incorporated	0.88	2-13-2015	6,976,000	6,999,823
Clearwire Communication LLC/Clearwire Finance Incorporated 144A	14.75	12-1-2016	7,290,000	9,568,125
Crown Castle Towers LLC 144A	3.21	8-15-2035	8,061,000	8,206,090
Crown Castle Towers LLC 144A	5.50	1-15-2037	7,305,000	7,910,891
Qwest Corporation	7.50	10-1-2014	8,609,000	8,789,798
SBA Tower Trust 144A	4.25	4-15-2040	10,090,000	10,292,133
Verizon Communications Incorporated	0.70	11-2-2015	2,325,000	2,329,757
				54,096,617

Utilities : 2.53%

Electric Utilities : 1.46%
Dayton Power & Light Company 144A	1.88	9-15-2016	9,000,000	9,174,168
Exelon Corporation	4.90	6-15-2015	2,000,000	2,083,732
LG&E and KU Energy LLC	2.13	11-15-2015	7,635,000	7,753,197
Nextera Energy Capital Holdings Incorporated	1.34	9-1-2015	7,000,000	7,060,032
PECO Energy Company	5.00	10-1-2014	1,000,000	1,014,826
				27,085,955

Gas Utilities : 0.31%
Atmos Energy Corporation	4.95	10-15-2014	5,640,000	5,732,812

Multi-Utilities : 0.76%
CMS Energy Corporation	4.25	9-30-2015	6,901,000	7,213,995
DTE Energy Company	6.35	6-1-2016	6,250,000	6,915,063
				14,129,058

Total Corporate Bonds and Notes (Cost $677,589,753)				679,925,331

8

Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 5.59%

California : 1.25%
California PCFA Solid Waste Disposal Series A (Resource Recovery Revenue) 144A±	0.50%	8-1-2023	$14,000,000	$14,000,420
California PCFA Waste Management Services Incorporated Series A1 (Resource Recovery Revenue) ±	1.88	4-1-2025	4,000,000	4,049,520
California Public Works Board Lease Series E (Miscellaneous Revenue)	3.68	12-1-2015	5,000,000	5,159,750
				23,209,690

Connecticut : 0.41%
Connecticut Series A (GO)	5.46	3-1-2019	7,090,000	7,657,200

Florida : 0.15%
Miami-Dade County FL IDA Waste Management Incorporated Florida Project (Resource Recovery Revenue) ±	2.63	8-1-2023	2,800,000	2,807,756

Illinois : 0.75%
Illinois (GO)	4.42	1-1-2015	13,665,000	13,976,562

Michigan : 0.08%
Michigan Housing Development Authority Series A (Housing Revenue) ±	0.80	12-1-2014	1,500,000	1,500,105

New Jersey : 0.54%
New Jersey Economic Development Authority School Facilities Series QQ (Education Revenue)	1.80	6-15-2017	10,000,000	10,088,100

New York : 0.64%
Dutchess County NY Local Development Corporation (Health Revenue)	1.35	7-1-2014	1,775,000	1,776,225
Suffolk County NY TAN Series I (GO)	1.50	8-14-2014	10,000,000	10,024,500
				11,800,725

Pennsylvania : 0.23%
Bucks County PA IDA (Resource Recovery Revenue) ±	1.38	12-1-2022	1,000,000	1,000,110
Philadelphia PA School District Series C (GO, AGM Insured)	4.66	7-1-2014	3,145,000	3,157,140
				4,157,250

South Carolina : 0.60%
South Carolina Jobs EDA Waste Management South Carolina Incorporated Project (Resource Recovery Revenue) ±	1.88	11-1-2016	2,500,000	2,552,750
South Carolina Public Service Authority Series D (GO) ±	1.03	6-1-2015	8,500,000	8,527,710
				11,080,460

Texas : 0.94%
Gulf Coast Waste Disposal Authority Waste Management of Texas Series B (Resource Recovery Revenue) ±	0.70	5-1-2028	4,000,000	3,999,160
Port Arthur TX Naval District Motiva Enterprises Series B (Resource Recovery Revenue) ±	0.23	12-1-2039	12,000,000	12,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Industrial Development Revenue) ±ø	0.23	11-1-2040	1,500,000	1,500,000
				17,499,160

Total Municipal Obligations (Cost $103,443,333)				103,777,008

9

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage Backed Securities : 10.60%
Bank of America Commercial Mortgage Incorporated Series 2004-3 Class A5 ±	5.33%	6-10-2039	$403,251	$403,013
Bank of America Commercial Mortgage Incorporated Series 2004-5 Class A4 ±	4.94	11-10-2041	4,362,946	4,376,183
Bank of America Commercial Mortgage Incorporated Series 2007-3 Class A1A ±	5.59	6-10-2049	1,192,154	1,289,839
Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	2.63	10-20-2032	2,502	2,541
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PW10 Class A4 ±	5.41	12-11-2040	7,430,805	7,756,356
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR 9 Class A4A	4.87	9-11-2042	5,081,113	5,275,760
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR-7 Class A3 ±	5.12	2-11-2041	5,270,000	5,367,453
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR8 Class A4	4.67	6-11-2041	6,084,548	6,258,335
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-T18 Class A4 ±	4.93	2-13-2042	5,210,521	5,322,245
Bear Stearns Commercial Mortgage Securities Incorporated Series 2007-PWR15 Class A4	5.33	2-11-2044	2,574,789	2,788,290
Citigroup/Deutsche Bank Commercial Mortgage Trust Pass-Through Certificate Series 2005-CD1 Class A4 ±	5.23	7-15-2044	3,583,621	3,738,968
CNH Equipment Trust Series 2014-A Class A2	0.49	6-15-2017	13,500,000	13,506,845
Collateralized Mortgage Obligation Trust Series 66 Class Z	8.00	9-20-2021	85,295	94,131
Commercial Mortgage Trust Pass-Through Certificate Series 2005-C6 Class A5A ±	5.12	6-10-2044	5,529,263	5,728,720
Commercial Mortgage Trust Series 2010-C1 Class A1 144A	3.16	7-10-2046	8,257,007	8,440,940
Commercial Mortgage Trust Series 2013-FL3 Class B 144A±	2.30	10-13-2028	9,000,000	9,055,611
Commercial Mortgage Trust Series 2014-BBG Class A 144A±	0.95	3-15-2029	5,400,000	5,410,168
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1 ±	2.08	6-19-2031	617,116	621,910
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	1.93	6-19-2031	281,397	282,404
Countrywide Home Loans Mortgage Pass-Through Trust Series 2004-20 Class 3A1 ±	2.24	9-25-2034	193,138	161,144
Credit Suisse First Boston Mortgage Securities Corporation Series 2004-C3 Class A5 ±	5.11	7-15-2036	450,541	450,468
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C3 Class A4	4.69	7-15-2037	5,660,220	5,807,623
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C5 Class A4 ±	5.10	8-15-2038	2,803,676	2,893,480
Credit Suisse First Boston Mortgage Securities Corporation Series 2006-C4 Class A3	5.47	9-15-2039	5,118,380	5,524,385
Credit Suisse Mortgage Capital Certificates Series 2006-C5 Class A3	5.31	12-15-2039	8,958,064	9,711,034
Credit Suisse Mortgage Capital Certificates Series 2007-C5 Class A4 ±	5.70	9-15-2040	10,325,000	11,411,376
DLJ Mortgage Acceptance Corporation Series 1990-2 Class A ±(i)	3.38	1-25-2022	95,611	97,120
DLJ Mortgage Acceptance Corporation Series 1991-3 Class A1 ±(i)	1.93	1-25-2021	32,115	32,604
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	1.28	9-25-2033	727,784	697,218
FedEx Corporation 1998 Pass-Through Certificates	7.02	1-15-2016	3,295,054	3,509,233
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A7A ±	4.97	7-10-2045	5,430,000	5,637,768
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A ±	8.00	9-19-2027	85,001	86,687
Housing Securities Incorporated Series 1992-8 Class E ±	3.58	6-25-2024	137,115	137,942
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB17 Class A4	5.43	12-12-2043	990,000	1,069,311
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP6 Class A4 ±	5.48	4-15-2043	1,752,503	1,869,446
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP7 Class A4 ±	5.86	4-15-2045	2,200,000	2,374,669
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C1 Class A4	4.74	2-15-2030	5,020,756	5,111,521
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C5 Class 4	4.95	9-15-2030	4,795,116	4,957,834
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C2 Class A3	5.43	2-15-2040	2,927,170	3,219,427
Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.50	10-25-2032	19,426	19,537

10

Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
Morgan Stanley Capital I Series 2005-IQ10 Class A4A ±	5.23%	9-15-2042	$5,537,676	$5,744,785
Morgan Stanley Capital I Series 2005-T19 Class A4A	4.89	6-12-2047	4,781,962	4,941,478
Morgan Stanley Capital I Series 2007-IQ Class A4	5.81	12-12-2049	7,800,000	8,668,585
Morgan Stanley Dean Witter Capital I Series 2005-IQ9 Class A5	4.70	7-15-2056	835,443	844,369
Morgan Stanley Mortgage Trust Series 35 Class 2 ±(w)(i)	15,348.50	4-20-2021	14	1,700
NCUA Guaranteed Notes Series 2010-C1 Class A1	1.60	10-29-2020	4,487,947	4,519,282
NCUA Guaranteed Notes Series 2010-R1 Class 2A	1.84	10-7-2020	588,553	594,639
NUCA Guaranteed Notes Series 2010-C1 Class APT	2.65	10-29-2020	4,572,484	4,704,469
Prudential Home Mortgage Securities Series 1988-1 Class A ±	2.38	4-25-2018	19,481	19,821
Resecuritization Mortgage Trust Series 1998-B Class A 144A ±	0.40	4-26-2021	9,652	9,091
Salomon Brothers Mortgage Securities VII Series 1990-2 Class A ±	2.23	11-25-2020	398,364	407,375
SCG Trust Series 2013-SRP1 Class A 144A ±	1.55	11-15-2026	7,500,000	7,523,895
Springleaf Mortgage Loan Trust Series 2012-2A Class A 144A ±	2.22	10-25-2057	2,321,127	2,351,520
Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A2 ±	9.51	10-25-2024	137,571	143,861
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.67	2-25-2028	251,695	247,788
Terwin Mortgage Trust Series 2004-21HE Class 1A1 ±	1.11	12-25-2034	32,180	30,853
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A1	1.01	5-10-2063	4,576,570	4,593,156
Wilshire Funding Corporation Series 1996-3 Class M2 ±	5.84	8-25-2032	157,942	154,884
Wilshire Funding Corporation Series 1996-3 Class M3 ±	5.84	8-25-2032	141,531	136,044
Wilshire Funding Corporation Series 1998-2 Class M1 ±	2.00	12-28-2037	676,615	662,615

Total Non-Agency Mortgage Backed Securities (Cost $196,566,506)				196,799,749

Yankee Corporate Bonds and Notes : 13.20%

Consumer Discretionary : 0.52%

Media : 0.52%
WPP Finance	8.00	9-15-2014	9,533,000	9,730,276

Consumer Staples : 1.16%

Food & Staples Retailing : 0.78%
FBG Finance Limited 144A	5.13	6-15-2015	5,900,000	6,168,592
Tesco plc 144A	2.70	1-5-2017	8,000,000	8,268,208
				14,436,800

Food Products : 0.38%
Tate & Lyle International Finance plc 144A	5.00	11-15-2014	7,000,000	7,140,840

Energy : 2.83%

Energy Equipment & Services : 0.86%
Ensco plc	3.25	3-15-2016	8,380,000	8,735,471
Sinopec Group Overseas 2014 Company 144A	1.75	4-10-2017	7,295,000	7,316,352
				16,051,823

Oil, Gas & Consumable Fuels : 1.97%
Husky Energy Incorporated	5.90	6-15-2014	8,640,000	8,654,412
Petrobras Global Finance Company	3.25	3-17-2017	11,000,000	11,212,300
Petroleos Mexicanos Company	4.88	3-15-2015	6,930,000	7,144,830
Transocean Incorporated	5.05	12-15-2016	8,765,000	9,552,106
				36,563,648

Financials : 5.21%

Banks : 3.74%
Abbey National Treasury Services plc 144A	3.88	11-10-2014	4,400,000	4,464,940

11

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
ABN AMRO Bank NV 144A	1.38%	1-22-2016	$9,815,000	$9,905,377
Bank of Montreal 144A	1.30	10-31-2014	5,500,000	5,523,672
Banque Federative du Credit Mutuel SA 144A	1.70	1-20-2017	8,150,000	8,220,041
Experian Finance plc 144A	2.38	6-15-2017	9,500,000	9,695,472
ING Bank NV 144A	1.38	3-7-2016	8,000,000	8,076,736
Macquarie Bank Limited 144A	3.45	7-27-2015	5,000,000	5,145,990
Royal Bank of Scotland plc	3.95	9-21-2015	3,000,000	3,114,372
Shinhan Bank 144A ±	0.88	4-8-2017	5,000,000	5,012,655
Westpac Banking Corporation 144A	5.30	10-15-2015	4,040,000	4,292,391
Xstrata Finance Canada Limited 144A	2.85	11-10-2014	6,000,000	6,049,908
				69,501,554

Insurance : 0.97%
Allied World Assurance Company Holdings AG	7.50	8-1-2016	9,252,000	10,461,468
Endurance Specialty Holdings Limited	6.15	10-15-2015	7,130,000	7,576,359
				18,037,827

Real Estate Management & Development : 0.22%
Korea Land & Housing Corporation 144A	1.88	8-2-2017	4,000,000	4,025,308

Thrifts & Mortgage Finance : 0.28%
Korea Finance Corporation	3.25	9-20-2016	5,000,000	5,232,850

Information Technology : 0.46%

Internet Software & Services : 0.27%
Tencent Holdings Limited 144A	2.00	5-2-2017	5,000,000	5,040,375

Semiconductors & Semiconductor Equipment : 0.19%
TSMC Global Limited 144A	0.95	4-3-2016	3,385,000	3,397,020

Materials : 0.82%

Construction Materials : 0.51%
Lafarge SA 144A	6.20	7-9-2015	9,090,000	9,544,500

Metals & Mining : 0.31%
ArcelorMittal	9.50	2-15-2015	5,450,000	5,749,750

Telecommunication Services : 1.58%

Diversified Telecommunication Services : 1.36%
Deutsche Telekom International Finance Company 144A	3.13	4-11-2016	10,290,000	10,720,482
Telefonica Emisiones SAU	6.42	6-20-2016	7,500,000	8,292,578
Telefonos de Mexico SA	5.50	1-27-2015	6,000,000	6,166,803
				25,179,863

Wireless Telecommunication Services : 0.22%
America Movil SAB de CV ±	1.23	9-12-2016	4,000,000	4,048,676

Utilities : 0.62%

Independent Power & Renewable Electricity Producers : 0.62%
TransAlta Corporation	4.75	1-15-2015	11,217,000	11,496,191

Total Yankee Corporate Bonds and Notes (Cost $243,339,842)				245,177,301

12

Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2014 (unaudited)

Short-Term Investments : 7.73%

Security name	Yield		Shares	Value

Investment Companies : 7.63%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class ##(l)(u)	0.07%		135,827,495	$135,827,495
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.10		5,931,010	5,931,010
				141,758,505

		Maturity date	Principal

U.S. Treasury Securities : 0.10%
U.S. Treasury Bill (z)#	0.04	6-19-2014	$1,850,000	1,849,965

Total Short-Term Investments (Cost $143,608,461)				143,608,470

Total investments in securities (Cost $1,880,599,304)*	101.65%			1,887,472,555
Other assets and liabilities, net	(1.65)			(30,566,793)

Total net assets	100.00%			$1,856,905,762

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	Security issued on a when-issued basis.
¤	Security issued in zero coupon form with no periodic interest payments.
«	All or a portion of this security is on loan.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
(i)	Illiquid security
(w)	This security is a structured note which generates income based on a coupon formula (-1,500 * 1 month LIBOR + 15,573.5%) and the prepayment behavior of the underlying collateral. The coupon is subject to a mandatory cap of 15,573.5% and a mandatory floor.
##	All or a portion of this security has been segregated for when-issued and/or unfunded loans.
(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Sections 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $1,880,138,778 and unrealized gains (losses) consists of:

Gross unrealized gains	$9,834,689
Gross unrealized losses	(2,500,912)

Net unrealized gains	$7,333,777

13

Wells Fargo Advantage Ultra Short-Term Income Fund (the “Fund”)

Notes to Portfolio of investments — May 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2014, the inputs used in valuing investments in securities were as follows:

Assets	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Investments in :
Agency securities	$0	$298,479,910	$0	$298,479,910
Asset-backed securities	0	219,704,786	0	219,704,786
Corporate bonds and notes	0	679,925,331	0	679,925,331
Municipal obligations	0	103,777,008	0	103,777,008
Non-agency mortgage backed securities	0	196,799,749	0	196,799,749
Yankee corporate bonds and notes	0	245,177,301	0	245,177,301
Short-term investments
Investment companies	135,827,495	5,931,010	0	141,758,505
U.S. Treasury securities	1,849,965	0	0	1,849,965

	$137,677,460	$1,749,795,095	$0	$1,887,472,555

Futures contracts	$137,712	$0	$0	$137,712

Total assets	$137,815,172	$1,749,795,095	$0	$1,887,610,267

Futures contracts are reported at their variation margin at measurement date, which represents the amount due/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of May 31, 2014, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At May 31, 2014, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2014	Unrealized losses
9-30-2014	JPMorgan	2048 Short	2-Year U.S. Treasury Notes	$450,080,002	$(123,798)
9-30-2014	JPMorgan	928 Short	5-Year U.S. Treasury Notes	$111,135,250	$(196,951)

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Columbian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

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(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: July 28, 2014

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date: July 28, 2014

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: July 28, 2014